As filed with the Securities and Exchange Commission on August 20, 2025

Securities Act File No. 333-288636

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

Registration Statement

Under

The Securities Act Of 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

DATUM ONE SERIES TRUST

(Exact Name of Registrant Specified in Charter)

50 S. LaSalle Street

Chicago, IL 60603

(Address of Principal Executive Offices) (Zip Code)

(866) 494-4270

(Registrant’s Area Code and Telephone Number)

Name and Address of Agent for Service of Process	With copies to:
Barbara J. Nelligan The Northern Trust Company 50 S. LaSalle Street Chicago, Illinois 60603	Jessica Reece Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

Approximate Date Of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

This Registration Statement relates solely to the sale of shares of each of First Sentier American Listed Infrastructure Fund and First Sentier Global Listed Infrastructure Fund each a series of Datum One Series Trust®.

ADVISORS SERIES TRUST

On behalf of its series

FIRST SENTIER AMERICAN LISTED INFRASTRUCTURE FUND

FIRST SENTIER GLOBAL LISTED INFRASTRUCTURE FUND

NOTICE OF A JOINT SPECIAL MEETING OF SHAREHOLDERS

SCHEDULED FOR OCTOBER 8, 2025

To the Shareholders of the above listed Funds:

NOTICE IS HEREBY GIVEN that a joint special meeting of shareholders of First Sentier American Listed Infrastructure Fund and First Sentier Global Listed Infrastructure Fund (each an “Acquired Fund” and collectively, the “Acquired Funds”), each a series of Advisors Series Trust, a Delaware statutory trust, is scheduled to be held at 12:00 p.m. Central Time on October 8, 2025, at the offices of U.S. Bank Global Fund Services, 777 East Wisconsin Avenue, 5th Floor, Milwaukee, Wisconsin 53202 (the “Meeting”) for the following purposes:

1.

To approve an Agreement and Plan of Reorganization (the “Agreement”) by and among the Advisors Series Trust, on behalf of each Acquired Fund, Datum One Series Trust, on behalf of each corresponding series thereof of the same name (each an “Acquiring Fund”), and First Sentier Investors (US) LLC, to reorganize each Acquired Fund into a corresponding shell series of Datum One Series Trust; and

2.	To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof

The Board of Trustees of Advisors Series Trust has fixed the close of business on July 31, 2025 as the record date for determination of shareholders entitled to notice of and to vote at the Meeting.

You are cordially invited to attend the Meeting. Shareholders who do not expect to attend the Meeting are requested to vote by telephone, by Internet or by completing, dating and signing the enclosed Proxy Card and returning it promptly in the envelope provided for that purpose. You may nevertheless vote in person at the Meeting if you choose to attend. The enclosed proxy is being solicited by the Board of Trustees of the Acquired Funds.

Record Owners. If you are a shareholder of record of an Acquired Fund and wish to attend and vote at the Meeting, you will be asked to provide the control number found on the Proxy Card you received prior to voting.

Beneficial Owners. If you hold your shares through a financial intermediary, such as a bank or broker, and you wish to vote at the Meeting, you must first obtain a legal proxy from your financial intermediary. You will be asked to provide that legal proxy at the Meeting. If you wish to submit the legal proxy prior to the shareholder Meeting, please email it, along with a completed ballot, to FSI@OkapiPartners.com.

EVEN IF YOU PLAN TO ATTEND THE MEETING, YOU ARE URGED TO DATE, SIGN AND RETURN THE PROXY BALLOT IN THE ENVELOPE PROVIDED TO YOU, OR TO VOTE BY INTERNET OR TELEPHONE AS DESCRIBED ON THE ENCLOSED PROXY BALLOT. YOUR PROMPT VOTING BY PROXY WILL HELP ENSURE A QUORUM AT THE SPECIAL MEETING. VOTING BY PROXY WILL NOT PREVENT YOU FROM VOTING YOUR SHARES IN PERSON AT THE SPECIAL MEETING.

The attached Proxy Statement/Prospectus contains further information regarding the Reorganizations and Datum One Series Trust. Please read it carefully before voting.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE MEETING ON OCTOBER 8, 2025: This Notice, the Proxy Statement and the Proxy Card are available on the Internet free of charge at www.OkapiVote.com/FSI.

If you have any questions about the proposal or how to vote your shares, please call Okapi Partners, LLC, our proxy solicitation firm, toll-free at (888) 785-6617.

By order of the Board of Trustees of Advisors Trust,

/s/ Elaine E. Richards
Elaine E. Richards
Secretary
Advisors Series Trust
August 20, 2025

Acquisition of Assets of

First Sentier American Listed Infrastructure Fund

First Sentier Global Listed Infrastructure Fund

(Each an “Acquired Fund” and collectively the “Acquired Funds”)

Series of

Advisor Series Trust

c/o U.S. Bank Global Fund Services

P.O. Box 701

Milwaukee, Wisconsin 53201-0701

1-866-688-8775

By and In Exchange For Shares of

First Sentier American Listed Infrastructure Fund

First Sentier Global Listed Infrastructure Fund

(Each an “Acquiring Fund” and collectively the “Acquiring Funds”)

Series of

DATUM ONE SERIES TRUST

c/o The Northern Trust Company

333 S. Wabash Avenue

Attention: Funds Center, Floor 38

Chicago, IL 60604

JOINT PROXY STATEMENT/PROSPECTUS

DATED August 20, 2025

INTRODUCTION

This Proxy Statement/Prospectus contains information that shareholders of the Acquired Funds, each a series of Advisor Series Trust (“AST”), should know before voting on the proposed reorganizations that are described herein, and should be retained for future reference.

This document is both the proxy statement of the Acquired Funds and also a prospectus for two newly created shell series (each an “Acquiring Fund” and together the “Acquiring Funds” and the Acquired Fund and Acquiring Funds together, the “Funds”) of Datum One Series Trust (“Datum One”) with identical names to their corresponding Acquired Funds.

Questions and Answers

While we recommend that you read this joint Proxy Statement/Prospectus, the following questions and answers provide a brief overview of the proposed reorganizations that will be the subject of a shareholder vote.

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What is happening?

In July 2025, AST announced that the Board of Trustees of AST (the “AST Board”) had approved an Agreement and Plan of Reorganization, with respect to the Acquired Funds (the “Reorganization Agreement”), with Datum One to reorganize the Acquired Funds with and into a corresponding Acquired Fund (each reorganization a “Reorganization” and together, the “Reorganizations”). Each of the Acquiring Funds is a new series of Datum One created specifically for the purpose of acquiring the assets and liabilities of the corresponding Acquired Fund. The Reorganization Agreement requires approval by shareholders of each Acquired Fund, and if approved, each Reorganization is expected to close in November 2025, or such other date as the parties may agree (the “Closing Date”). The Acquiring Funds will not commence operations until the Closing Date.

First Sentier Investors (US) LLC (the “Adviser” or “FSI”) serves as the Acquired Funds’ investment adviser. First Sentier Investors (Australia) IM Ltd (the “Sub-Adviser” or “FSI (Australia)”) serves as the Acquired Funds’ investment sub-adviser. FSI is expected to serve as the Acquiring Funds’ investment adviser following the Reorganizations and FSI (Australia) is expected to serve as the Acquiring Funds’ investment sub-adviser following the Reorganizations.

Why did you send me this booklet?

This booklet includes a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) and a Proxy Ballot for each of the Acquired Funds. It provides you with information you should review before providing voting instructions on the matters listed in the Notice of a Joint Special Meeting of Shareholders.

Because you, as a shareholder of one or both of the Acquired Funds, are being asked to approve a Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of an Acquiring Fund, this Proxy Statement/Prospectus also serves as a prospectus for the Acquiring Funds.

How will the Reorganizations work?

The Reorganization Agreement provides for: (i) the transfer of all of the assets of each Acquired Fund to its corresponding Acquiring Fund in exchange solely for shares of beneficial interest of the corresponding Acquiring Fund of equal net asset value (“NAV”) (the “Acquiring Fund Shares”) and the assumption by the corresponding Acquiring Fund of all the Acquired Fund’s liabilities; (ii) the distribution by each Acquired Fund of Acquiring Fund Shares pro rata to the shareholders of the Acquired Fund; and (iii) the termination, dissolution and complete liquidation of each Acquired Fund as soon as possible following its Reorganization.

If shareholders of an Acquired Fund approve the Reorganization of that Acquired Fund, each shareholder of such Acquired Fund would become a shareholder of the corresponding Acquiring Fund. Each Reorganization is expected to be consummated on the Closing Date. Each shareholder of an Acquired Fund will hold, immediately after the close of the applicable Reorganization (the “Closing”), Acquiring Fund Shares of the corresponding Acquiring Fund having an aggregate NAV equal to the aggregate NAV of the shares of the Acquired Fund held by that shareholder as of the close of business on the Closing Date.

Although the AST Board recommends that shareholders approve each Reorganization, the Reorganization of each Acquired Fund is not contingent upon the Reorganization of the other Acquired Fund. Accordingly, if shareholders of one Acquired Fund approve its Reorganization, but shareholders of the second Acquired Fund do not approve the second Acquired Fund’s Reorganization, it is expected that the Reorganization of the first Acquired Fund will take place as described in this combined Proxy Statement/Prospectus. If shareholders of either Acquired Fund fail to approve its Reorganization, such Acquired Fund will continue to be managed by the Adviser as described in the prospectus, and the AST Board will

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consider what other actions, if any, may be appropriate which could include, for example, further solicitation, consideration of a different reorganization or no changes to the operation of the Acquired Fund.

Why are the Reorganizations being proposed?

The Adviser is recommending the Reorganizations because it believes that they would be in the best interests of each Acquired Fund and its shareholders. The Adviser believes that the services and fee arrangements offered to the Acquired Funds through the Reorganizations would be in the best interests of shareholders as the overall fees and expenses are anticipated to be no greater than those of the Acquired Funds.

Additionally, FSI, the investment adviser to both the Acquired Funds and the Acquiring Funds, is consolidating back-office services (including fund accounting, custody, transfer agency and depositary/trustee), across its pooled fund ranges worldwide, to the Northern Trust Company (“Northern Trust”). The Adviser believes that the benefits of the Adviser’s deeper strategic relationship with Northern Trust may ultimately benefit shareholders in a number of areas. Such benefits may include better pricing arrangements with service providers, and potentially greater access to the resources of Northern Trust, including to navigate future industry and regulatory challenges. Additionally, the strategic relationship with Northern Trust across multiple back and middle office services allows the adviser to take advantage of a globally consistent operational support model providing opportunities to increase efficiency and scalability, while reducing risk at the same time.

How do I vote?

You can vote in one of four ways:

•	By telephone (call the toll-free number listed on your proxy card);

•	By Internet (log on to the Internet site listed on your proxy card);

•	By mail (using the enclosed postage prepaid envelope); and

•

Shareholders of record as of July 31, 2025 will be able to attend and participate in the shareholder meeting. Please see instructions below. Even if you plan to attend the shareholder meeting, we recommend that you also vote by proxy as described herein so that your vote will be counted if you decide not to attend the shareholder meeting.

If you decide to vote in person at the shareholder meeting at the time and place described herein, you will need proof of ownership of an Acquired Fund, such as your Proxy Card (or a copy thereof) if your shares are held directly. If your shares are held through a financial intermediary, such as a broker, or nominee, you will need to request a legal proxy from your intermediary and present it at the shareholder meeting. If you wish to submit the legal proxy prior to the shareholder meeting, please email it, along with a completed ballot, to FSI@OkapiPartners.com.

We encourage you to vote as soon as possible so we can reach the needed quorum for the vote and avoid the cost of additional solicitation efforts. Please refer to the enclosed proxy card for instructions for voting by telephone, Internet or mail.

EVEN IF YOU PLAN TO ATTEND THE MEETING, YOU ARE URGED TO DATE, SIGN AND RETURN THE PROXY BALLOT IN THE ENVELOPE PROVIDED TO YOU, OR TO VOTE BY INTERNET OR TELEPHONE AS DESCRIBED ON THE ENCLOSED PROXY BALLOT. YOUR PROMPT VOTING BY PROXY WILL HELP ENSURE A QUORUM AT THE SPECIAL MEETING. VOTING BY PROXY WILL NOT PREVENT YOU FROM VOTING YOUR SHARES IN PERSON AT THE SPECIAL MEETING.

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Whom should I call if I have questions?

If you have questions about the proposal described in the combined Proxy Statement/Prospectus or questions about voting procedures, please call Okapi Partners LLC, our proxy solicitation firm, toll free at (888) 785-6617. Representatives will be available Monday through Friday, 9:00 a.m. Eastern Time to 8:00 p.m. Eastern Time and Saturday, 10:00 a.m. Eastern Time to 5:00 p.m. Eastern Time.

Additional information.

Additional information about the Acquiring Fund and Acquired Funds is available in the following documents, each of which is incorporated by reference into this Proxy Statement/Prospectus:

•

The prospectuses and statement of additional information (“SAI”) of AST on behalf of the Acquired Funds, dated February 28, 2025 (File No. 811-07959; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0000894189-25-001385) (the “Acquired Funds’ Prospectus”)

•

A supplement to the Acquired Funds’ Prospectus and SAI, dated July 17, 2025 (File No. 811-07959; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0000894189-25-005014)

•

The Tailored Shareholder Reports and audited financial statements, including the financial highlights, with respect to the Acquired Funds, for the fiscal year ended October 31, 2024, as filed on Form N-CSR by the Acquired Funds (File No. 811-07959; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001133228-25-000333); and

•

The Tailored Shareholder Reports and unaudited financial statements, including the financial highlights, with respect to the Acquired Funds, for the six-month period ended April 30, 2025, as filed on Form N-CSR by the Acquired Funds (File No. 811-07959; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001133228-25-007140);

•	An SAI dated August 20, 2025, relating to the Proxy Statement/Prospectus and included in Part B

You may request a free copy of the SAI relating to this Proxy Statement/Prospectus without charge by calling (866) 494-4270 or by writing to Datum One Series Trust, c/o The Northern Trust Company, P.O. Box 4766, Chicago, IL 60680-4766.

You may obtain copies of the Acquired Funds’ Prospectus, related SAI, or annual or semiannual reports without charge by contacting AST at 1-866-688-8775 (toll free), by visiting www.firstsentierfunds.com, or on the EDGAR database by visiting the SEC’s website at http://www.sec.gov.

The Acquired Funds’ Prospectus, which is incorporated by reference above and which accompanies this Proxy Statement/Prospectus, is intended to provide you with additional information about the Acquired Funds. As discussed above, the Acquiring Funds are newly organized and will have no assets or liabilities at the time of the Reorganization. The Acquiring Funds have not produced any annual or semiannual reports to date. You may obtain an additional copy of the documents listed above without charge by calling (866) 494-4270 or by writing to Datum One Series Trust, c/o The Northern Trust Company, P.O. Box 4766 Chicago, IL 60680-4766.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS INFORMATION/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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SUMMARY OF THE PROPOSED REORGANIZATIONS

You should read this entire Proxy Statement/Prospectus, and the Reorganization Agreement, which is included in Appendix A. For more information about the Acquired Funds, please consult the Acquired Funds’ prospectus incorporated by reference herein. For more information about the Acquiring Funds, please consult Appendix B.

What is being proposed?

In July 2025, AST announced that the AST Board had approved a Reorganization Agreement, with respect to the Acquired Funds, with Datum One to reorganize the Acquired Funds with and into a corresponding Acquiring Fund. Each of the Acquiring Funds is a new series of Datum One created specifically for the purpose of acquiring the assets and liabilities of the corresponding Acquired Fund. The Reorganization Agreement requires approval by shareholders of each Acquired Fund, and the AST Board is proposing that you approve the Reorganization Agreement for the Acquire Fund(s) for which you hold shares.

First Sentier Investors (US) LLC (the “Adviser” or “FSI”), investment adviser to both the Acquired Funds and the Acquiring Funds, is consolidating back-office services (including fund accounting, custody, transfer agency and depositary/trustee), across its pooled fund ranges worldwide, to the Northern Trust Company (“Northern Trust”). Consequently, the Adviser recommended the Reorganizations to the AST Board.

Who will manage Acquiring Funds following the Reorganizations?

There will be no change to the investment adviser or sub-adviser as part of the Reorganizations. FSI serves as the Acquired Funds’ investment adviser and FSI (Australia) serves as the Acquired Funds’ investment sub-adviser. FSI and FSI (Australia) are expected to serve as the Acquiring Funds’ investment adviser and investment sub-adviser following the Reorganizations. The Acquiring Funds are expected to be managed in a substantially similar manner to the Acquired Funds. In particular, the same portfolio managers that currently manage each Acquired Fund will manage the corresponding Acquiring Fund following the Reorganizations.

The administrator and custodian will change. U.S. Bank Global Fund Services and U.S. Bank National Association Custody Operations currently serve as the Acquired Funds administrator and custodian, respectively. Following the Reorganizations, Northern is expected to serve as the Acquiring Funds’ administrator and custodian following the Reorganizations. For more information on the service providers to the Acquiring Funds, please see Appendix C.

Will there be any changes to my fees and expenses as a result of the Reorganizations?

The management fee of each Acquiring Fund will be the same as the current management fee of the corresponding Acquired Fund. It is expected that the net total annual operating expenses of each Acquiring Fund will be the same as or lower than the current total annual operating expenses of the corresponding Acquired Fund. FSI is expected to enter into similar expense limitation agreements and management fee waiver agreements, as applicable, with the Acquiring Funds as are currently in place with the Acquired Funds. However, the current expense limitation agreements with respect to the Acquired Funds excludes acquired fund fees and expenses (“AFFE”), taxes, interest expense, dividends on securities sold short, extraordinary expenses, and any other class-specific expenses, such as shareholder servicing plan fees while the expense limitation agreements with respect to the Acquiring Funds excludes brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies, and any other class-specific expenses such as shareholder servicing plan fee pursuant to a shareholder services plan. Additionally, while the current expense limitation agreements with respect to the Acquired Funds are in place for a single year, FSI has agreed to enter into the expense limitation agreements with respect to the Acquiring Funds for an initial two- year period following the Reorganizations. FSI will be permitted, with Board approval, to be

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reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of an Acquiring Fund or the corresponding Acquired Fund prior to the Reorganization. FSI may request reimbursement if the aggregate amount paid by the applicable Acquired Fund toward operating expenses for the Class for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in effect at the time of waiver or at the time of reimbursement. Pro forma information regarding the fees and expenses for each Fund is included below under How do the fees and expenses compare?

Will there be any costs associated with portfolio repositioning?

There are not expected to be any direct costs associated with portfolio repositioning, as the portfolios of the corresponding Acquired and Acquiring Funds are expected to be materially the same. As discussed below in How do the investment objectives and principal investment strategies compare?, each Acquiring Fund’s investment strategies are substantially similar to the investment strategies of the corresponding Acquired Fund. However, there may be costs associated with selling portfolio securities held in the Acquired Fund and repurchasing them in the Acquiring Fund (including transaction costs and transfer taxes), which may be necessary to effect the transfer of specific portfolio securities to the Acquiring Funds in certain non-U.S. markets. Any such expenses will be borne by the applicable Acquired Fund, other than any expenses associated with transfer taxes, stamp duties, or brokerage commissions, which will be borne by FSI.

Will I have to pay any sales charges or exchange fees in connection with the Reorganizations?

No. You will not have to pay any front-end sales charges, contingent deferred sales charges (“CDSCs”) or exchange fees in connection with the Reorganizations.

Will I have to pay a redemption fee in connection with the Reorganizations?

No. You will not have to pay a redemption fee in connection with the Reorganizations.

What are the tax consequences of the Reorganizations?

Each Reorganization is expected to qualify as a “reorganization” for U.S. federal income tax purposes. Accordingly, it is expected that Acquired Fund shareholders will not recognize any gain or loss as a direct result of the Reorganizations for U.S. federal income tax purposes. The Acquired Funds will receive a legal opinion from Ropes & Gray, LLP, counsel to the Acquiring Funds, as to this and other expected U.S. federal income tax consequences of the Reorganizations, at Closing. It is possible that the Internal Revenue Service (“IRS”) or a court could disagree with this legal opinion. If an Acquired Fund holds securities in certain foreign jurisdictions, the Reorganization may cause such Acquired Fund or the corresponding Acquiring Fund to incur stamp tax or other transfer costs or expenses but, as discussed above, FSI will bear expenses associated with transfer taxes and stamp duties. In certain jurisdictions, an Acquired Fund may be required to dispose of securities in the market in order to transfer them to the corresponding Acquiring Fund. Such a disposition may result in the recognition of income or gain, which would generally need to be distributed to the Acquired Fund’s shareholders.

Will there be any significant difference in shareholder rights as a result of the Reorganizations?

The Acquired Funds are series of a Delaware statutory trust, and the Acquiring Funds are series of a Massachusetts business trust. Whereas shareholders of the Acquired Funds must generally vote to authorize mergers or consolidations, share conversions or share exchanges of their respective Fund, such actions may not be subject to approval by shareholders of Acquiring Funds with respect to their respective Funds. Additionally, Shareholders of the Acquiring Funds are limited in their ability to bring or maintain derivative and direct claims on behalf of or against the Trust, whereas Acquired Fund shareholders are not so limited under the terms of the applicable Fund’s organizational documents. Please see the section titled “Rights of Shareholders” for additional information.

PROPOSAL — APPROVAL OF THE REORGANIZATIONS

How do the fees and expenses compare?

These tables describe the fees and expense that you may pay if you buy, hold, and sell shares of the Funds. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Fees and expenses of each Acquired Fund are as of February 28, 2025. Pro Forma fees and expenses, which are the estimated fees and expenses of the Acquired

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Funds after giving effect to the Reorganizations, assume the Reorganizations occurred on February 28, 2025. Shareholders of the Acquired Funds will not pay any sales charges or redemption fees in connection with the Reorganizations.

First Sentier American Listed Infrastructure Fund

	Acquired Fund		Acquiring Fund (pro forma)
Management Fees	0.75%		0.75%
Other Expenses(^^)	8.05%		7.59%
Shareholder Servicing Plan Fee	0.00	%(1)	0.00	%(^)
Total Annual Fund Operating Expenses	8.80%		8.34%
Less: Fee Waiver and/or Expense Reimbursement	-8.05%		-7.59%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75	%(2)	0.75	%*, **

(1)

The First Sentier American Listed Infrastructure Fund may accrue up to 0.10% in “Shareholder Servicing Plan Fee” of the average daily net assets of the Fund’s shares; however, the Fund’s accrual of each fee is currently set at 0.00% through at least February 27, 2026, and any accrual increase must first be approved by the Board of Trustees.

(2)

The Adviser has contractually agreed to waive a portion or all of its management fees and/or pay Fund expenses (excluding acquired fund fees and expenses (“AFFE”), taxes, interest expense, dividends on securities sold short, extraordinary expenses, and any other class-specific expenses, such as shareholder servicing plan fees) in order to limit the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.75% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through February 27, 2026, and may be terminated only by the Board. The Adviser may request recoupment of previously waived fees and expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap at the time such amounts were waived or at the time of recoupment, whichever is lower.

(^)

The American Listed Fund may accrue up to 0.10% in “Shareholder Servicing Plan Fee” of the average daily net assets of the Fund’s shares; however, the Fund’s accrual is currently set at 0.00% through at least May 20, 2027, and any accrual increase must first be approved by the Board of Trustees (the “Board”).

(*)

The Adviser has contractually agreed to waive Management Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies, and any other class-specific expenses such as shareholder servicing plan fee pursuant to the Shareholder Services Plan) exceed 0.75% of the average daily net assets of the Fund through May 20, 2027. Amounts waived or reimbursed in a particular contractual period may be recouped by the Adviser for 36 months following the waiver or reimbursement however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. This agreement may only be terminated earlier by the Fund’s Board of Trustees or upon termination of the Investment Management Agreement.

(**)

The current expense limitation agreements with respect to the Acquired Funds excludes acquired fund fees and expenses (“AFFE”), taxes, interest expense, dividends on securities sold short, extraordinary expenses, and any other class-specific expenses, such as shareholder servicing plan fees while the expense limitation agreements with respect to the Acquiring Funds excludes brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies, and any other class-specific expenses such as shareholder servicing plan fee pursuant to a shareholder services plan.

(^^)	Other Expenses may include, among others, expenses related to fund accounting and administration, transfer agency, custody, audit and tax services, insurance, legal, and Blue Sky expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the

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first year of the three, five and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Acquired Fund – Class I	$77	$1,842	$3,476	$7,048
Acquiring Fund (Pro Forma) – Class I	$77	$1,048	$2,742	$6,506

First Sentier Global Listed Infrastructure Fund

	Acquired Fund		Acquiring Fund (pro forma)
Management Fees	0.75%		0.75%
Other Expenses	0.28%		0.29%
Shareholder Servicing Plan Fee	0.10%		0.10%
Total Annual Fund Operating Expenses	1.13%		1.14%
Less: Fee Waiver and/or Expense Reimbursement	-0.18%		-0.19%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.95	%(1)	0.95	%*, **

(1)

The Adviser has contractually agreed to waive a portion or all of its management fees and/or pay Fund expenses (excluding acquired fund fees and expenses (“AFFE”), taxes, interest expense, dividends on securities sold short, extraordinary expenses and any other class-specific expenses, such as the shareholder servicing plan fee of 0.10%) in order to limit the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.85% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least February 27, 2026, and may be terminated only by the Trust’s Board of Trustees. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap at the time such amounts were waived or at the time of recoupment, whichever is lower.

(*)

The Adviser has contractually agreed to waive Management Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies, and any other class-specific expenses such as shareholder servicing plan fee pursuant to the Shareholder Services Plan) exceed 0.85% of the average daily net assets of the Fund through May 20, 2027. Amounts waived or reimbursed in a particular contractual period may be recouped by the Adviser for 36 months following the waiver or reimbursement however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. This agreement may only be terminated earlier by the Fund’s Board of Trustees or upon termination of the Investment Management Agreement.

(**)

The current expense limitation agreements with respect to the Acquired Funds excludes acquired fund fees and expenses (“AFFE”), taxes, interest expense, dividends on securities sold short, extraordinary expenses, and any other class-specific expenses, such as shareholder servicing plan fees while the expense limitation agreements with respect to the Acquiring Funds excludes brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies, and any other class-specific expenses such as shareholder servicing plan fee pursuant to a shareholder services plan.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three, five and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Acquired Fund – Class I	$97	$341	$605	$1,359
Acquiring Fund (Pro Forma) – Class I	$97	$324	$590	$1,351

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How do the investment objectives and principal investment strategies compare?

Each Acquiring Fund is a newly organized series of Datum One created for the purpose of acquiring the corresponding Acquired Fund’s property and assets and will not conduct any investment operations until after the closing of the Reorganization. Each Acquired Fund and its corresponding Acquiring Fund have identical investment objectives and have substantially similar principal investment strategies. Each Fund’s investment objective is “non-fundamental,” which means that it may be changed by the Fund’s Board of Trustees without the approval of Fund shareholders. The following tables reproduce the investment objectives and principal investment strategies as disclosed in the Acquired Funds’ Prospectus. Where the investment objective and/or principal investment strategies of an Acquiring Fund differ from those of its corresponding Target Fund, such changes are marked in red strikethrough text (to represent deletions) and blue underlined text (to represent additions).

First Sentier American Listed Infrastructure Fund

	Acquired Fund	Acquiring Fund	Notes

Investment Objective	The First Sentier American Listed Infrastructure Fund (the “American Listed Fund” or “Fund”) seeks to achieve growth of capital and inflation protected income.		The investment objective is identical.

Principal Investment Strategies	Under normal circumstances, the American Listed Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in publicly traded equity securities of infrastructure companies listed on a U.S. stock exchange. The Fund defines infrastructure companies as those companies that derive at least 65% of their operating earnings from the ownership or operation of infrastructure assets. The Fund defines infrastructure assets as the physical structures, networks and systems of transportation, energy, water, waste, and communication. The Fund typically invests in companies that can adjust the fees they charge customers and counterparties in line with inflation, in accordance with contractual terms or regulation, or through renegotiation due to the essential nature and pricing power of infrastructure assets. The assets held by these companies typically offer high barriers to entry, pricing power, predictable cash flows and structural growth. As part of the 80%, the Fund ~~will~~may invest up to 20% of its net assets in publicly traded securities of infrastructure companies whose primary operations or principal trading market is in a foreign market, and that are not subject to the requirements of the U.S. securities laws, markets and accounting requirements, i.e., foreign securities. The Fund considers an issuer’s “primary operations” to be in a foreign market if the issuer (i) is organized under the laws of that country, or (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets		The principal investment strategies are substantially similar in all material respects.

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located within that country. The Fund may invest up to 20% of its net assets in American Depositary Receipts (“ADRs”).

The American Listed Fund seeks to invest in the securities of companies which have high barriers to entry, strong pricing power, sustainable growth and predictable cash flows. The majority of infrastructure securities in which the Fund typically invests are within the following Global Industry Classification Standard (“GICS”) sectors:

1)  oil and gas storage and transportation;

2)  airport services;

3)  highways and rail tracks;

4)  marine ports and services;

5)  multi/electric/gas/water utilities; and

6)  specialty REITs.

~~However, given the evolving nature of the global listed infrastructure market, the American Listed Fund may hold securities outside of the above sectors as long as they meet the Fund’s definition of an infrastructure company.~~

Equity securities in which the Fund may invest include, but are not limited to, common and preferred stock of companies of any size market capitalizations. The American Listed Fund may also invest in stapled securities to gain exposure to infrastructure companies in Australia. A stapled security~~, which is widely used in Australia,~~ is a security that is comprised of two parts that cannot be separated from one another, a unit in a trust related to the company and a share of a company. The Fund may also invest in initial public offerings (“IPOs”).

All REITs that the American Listed Fund may invest in must meet the Fund’s definition of an infrastructure company. As a fundamental policy, the Fund will invest more than 25% of its net assets in the securities issued by companies operating in the infrastructure industry.

The American Listed Fund’s investment strategy is based on active, bottom-up stock selection which seeks to identify mispricing. The strategy seeks to minimize risk through on-the-ground research, a focus on quality, and sensible portfolio construction. Securities within the Fund’s wider investment universe are screened for infrastructure characteristics, ~~thoroughly~~ analyzed and then ranked by value and quality. The portfolio is then constructed by the portfolio managers, based primarily on these rankings. Sector risks are also monitored as a risk management overlay which aims to ensure appropriate portfolio diversification along sector lines.

The portfolio managers may choose to sell securities when they observe a security moving to a lower position within ~~its~~the

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portfolio managers’ value and quality ranking system. This can occur through, among other things:

•  A rise in a company’s share price, leading to decreased upside potential and a lower value ranking

•  A downgrade in a company’s discounted cash flow valuation, leading to lower value ranking

•  A downgrade of a company’s quality score, leading to a lower quality ranking.

Peer review of the security selection process ensures the team is not locked into high conviction buys or sells but rather identifies market inefficiency and sells/buys the security before the opportunity has closed.

The American Listed Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. Investing in fewer issuers makes a fund more susceptible to financial, economic or market events impacting such issuers and may cause the Fund’s share price to be more volatile than the share price of a diversified fund.

First Sentier Global Listed Infrastructure Fund

	(Acquired Fund)	(Acquiring Fund)

Investment Objective	The First Sentier Global Listed Infrastructure Fund (the “Global Listed Fund” or “Fund”) seeks to achieve growth of capital and inflation-protected income.	The investment objective is identical.

Principal Investment Strategies	The Global Listed Fund seeks to achieve its investment objective by investing primarily in securities of publicly traded infrastructure companies. The Fund defines infrastructure companies as those companies that derive at least 65% of their operating earnings from the ownership or operation of infrastructure assets. The Fund defines infrastructure assets as the physical structures, networks and systems of transportation, energy, water, waste, and communication. The Fund typically invests in companies that can adjust the fees they charge customers and counterparties in line with inflation, in accordance with contractual terms or regulation, or through renegotiation due to the essential nature and pricing power of infrastructure assets. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in publicly traded equity securities of infrastructure companies listed on ~~a domestic or foreign~~an exchange, throughout the world including emerging markets and the United States. Emerging markets are defined as those countries that are either i) not classified by MSCI or FTSE as developed markets, ii) categorized by the World Bank as middle or low-income, or iii) not members of the Organisation for Economic Cooperation and Development. As part of the 80%, the Fund will invest at least 30% of its net assets and, under normal circumstances,	The principal investment strategies are substantially similar in all material respects.

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at least 40% of its net ~~assets, or if conditions are not favorable, invest at least 30% of its net~~ assets, in publicly traded securities of infrastructure companies whose primary operations or principal trading market is in a foreign market, and that are not subject to the requirements of the U.S. securities laws, markets and accounting requirements, i.e., foreign securities. The Fund considers an issuer’s “primary operations” to be in a foreign market if the issuer (i) is organized under the laws of that country, or (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country. Under normal circumstances, the Fund will maintain exposure to securities of infrastructure companies in the United States and in at least three countries outside the United States. There are no geographic limits on the Fund’s investments, and the Fund may invest without limit in securities of companies located both in the United States and abroad and in developed or emerging markets.

The Global Listed Fund seeks to invest in the securities of companies which have high barriers to entry, strong pricing power, sustainable growth and predictable cash flows. The majority of infrastructure securities in which the Fund typically invests are within the following Global Industry Classification Standard (“GICS”) sectors:

1)  oil and gas storage and transportation;

2)  airport services;

3)  highways and rail tracks;

4)  marine ports and services; and

5)  multi/electric/gas/water utilities.

~~However, given the evolving nature of the global listed infrastructure market, the Fund may hold securities outside of the above sectors as long as they meet the Fund’s definition of an infrastructure company.~~

Equity securities in which the Global Listed Fund may invest include, but are not limited to, common and preferred stock of companies of any size market capitalizations. The Fund may invest up to 75% of its net assets in depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The Fund may also invest in stapled securities to gain exposure to infrastructure companies in Australia. A stapled security is a security~~, which is widely used in Australia,~~ that is comprised of two parts that cannot be separated from one another, a unit of a trust and a share of a company. The Fund may also invest in initial public offerings (“IPOs”).

As part of the 80% of the Global Listed Fund’s investments in publicly traded equity securities of infrastructure companies, the

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Fund may invest up to 30% of its net assets in real estate investment trusts (“REITs”) listed on a domestic or foreign exchange and up to 20% of its net assets in limited partnerships and master limited partnerships (“MLPs”) listed on a domestic or foreign exchange. All REITs and MLPs that the Fund may invest in must meet the Fund’s definition of an infrastructure company.

As a fundamental policy, the Global Listed Fund will invest more than 25% of its net assets in the securities issued by companies operating in the infrastructure industry. The Fund may not change this fundamental policy without shareholder approval.

The Global Listed Fund’s investment strategy is based on active, bottom-up stock selection which seeks to identify mispricing. The strategy seeks to minimize risk through on-the-ground research, a focus on quality, and sensible portfolio construction.

Securities within the Fund’s wider investment universe are screened for infrastructure characteristics, analyzed and then ranked by value and quality. The portfolio is then constructed by the portfolio managers, based primarily on these rankings. Sector and region risks are also monitored as a risk management overlay which aims to ensure appropriate portfolio diversification along sector and regional lines.

The portfolio managers may choose to sell securities when they observe a security moving to a lower position within the portfolio managers’ value and quality ranking system. This can occur through, among other things:

•  A rise in a company’s share price, leading to decreased upside potential and a lower value ranking

•  A downgrade in a company’s discounted cash flow valuation, leading to lower value ranking

•  A downgrade of a company’s quality score, leading to a lower quality ranking.

Peer review of the security selection process ensures the team is not locked into high conviction buys or sells but rather identifies market inefficiency and sells/buys the security before the opportunity has closed.

~~First Sentier Investors (Australia) IM Ltd (“First Sentier” or the “Sub-Adviser”), an affiliate of the Adviser, has been engaged as sub-adviser to manage the investments of the Fund. First Sentier is an Australian domiciled investment adviser regulated by the Australian Securities and Investments Commission and is registered with the SEC.~~

How do the principal risks compare?

An investment in each Fund is subject to certain risks. The principal risks associated with an investment in an Acquired Fund are substantially similar to the principal risks associated with an investment in its corresponding Acquiring Fund because the Funds have identical investment objectives and have substantially similar principal investment strategies. The principal risks are substantially similar although each Fund may use different terminology to describe the principal risks applicable to such Fund’s principal investment strategy. The following table provides a comparison of the types of principal investment risks associated with an investment in each Acquiring Fund as compared to each Acquired Fund. Additional information regarding the risks of each Acquired Fund can be found its respective prospectus, incorporated by reference herein. Additional information regarding the risks of the Acquiring Funds can be found Appendix D.

It is possible to lose money on an investment in a Fund. The Funds will be affected by the investment decisions, techniques and risk analyses of the Adviser and there is no guarantee that a Fund will achieve its investment objective. Any of the following risks, among others, could affect Fund performance or cause a Fund to lose money or to underperform market averages of other funds.

First Sentier American Listed Infrastructure Fund

Principal Investment Risks	Acquired Fund	Acquiring Fund
Management Risk	X	X
General Market Risk	X	X

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Equity Securities Risk	X	X
Infrastructure Companies Risk	X	X
Utilities Sector Risk		X
Industrials Sector Risk		X
Concentration Risk	X	X
Foreign Securities Risk	X	X
Depositary Receipts Risk	X	X
Stapled Securities Risk	X	X
Real Estate Investment Trust (REIT) Risk	X	X
Initial Public Offering Risk	X	X
Small- and Medium-Sized Companies Risk	X	X
Non-Diversified Risk	X	X

First Sentier Global Listed Infrastructure Fund

Principal Investment Risks	Acquired Fund	Acquiring Fund
Management Risk	X	X
General Market Risk	X	X
Equity Securities Risk	X	X
Infrastructure Companies Risk	X	X
Utilities Sector Risk		X
Industrials Sector Risk		X
Concentration Risk	X	X
Foreign Securities Risk	X	X
Emerging Markets Risk	X	X
Foreign Currency Risk	X	X
Depositary Receipts Risk	X	X
Stapled Securities Risk	X	X
Real Estate Investment Trust (REIT) Risk	X	X
Limited Partnership and MLP Risk	X	X
Initial Public Offering Risk	X	X
Small- and Medium-Sized Companies Risk	X	X
Interest Rate Risk	X

How do the purchase, exchange and redemption policies compare?

The Funds have the same policies for buying and selling shares. Investors may invest in the Funds through a financial intermediary, by mail, by wire or telephone. Investors may redeem their shares in a Fund by contacting their financial intermediary, by mail or by telephone, if such investor previously established this option in their account.

Each of the Acquired Funds and their corresponding Acquiring Fund have identical policies for buying and selling shares and require the same minimum initial investment and subsequent minimum investment amount. Additionally, each of the Acquired Funds and their corresponding Acquiring Fund Funds reserve the right to waive or lower purchase and investment minimums in certain circumstances. Neither the Acquired Funds nor their corresponding Acquiring Funds impose redemption fees.

The Funds have substantially similar exchange policies. Both the Acquired and Acquiring Funds allow shareholders to exchange their shares of an Acquired or Acquiring Fund for another Fund managed by FSI in the respective Trust.

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For more information on policies for the Acquired Funds, please see the Acquired Funds’ prospectus, which is incorporated herein by reference. For more information on policies for the Acquiring Funds please see Appendix B.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

How do the distribution and shareholder servicing arrangements compare?

Quasar Distributors, LLC (“Quasar”), Three Canal Plaza, Suite 100, Portland, Maine 04101, acts as principal underwriter and distributor of the Acquired Funds. Foreside Financial Services, LLC (“Foreside”), 190 Middle St., Suite 301, Portland, Maine 04101, is the principal underwriter and distributor of the Acquiring Funds. Both Quasar and Foreside are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Foreside is expected to provide substantially similar services to the Acquiring Funds after the Reorganizations as Quasar currently provides to the Acquired Funds.

Shareholders of the Acquiring Funds are expected to receive shareholder services substantially similar to those currently received by shareholders of the Target Funds. Neither the Target Funds’ Class I shares nor the Acquiring Funds’ Class I shares bear a 12b-1 Fee. The Target Funds’ Class I shares are authorized to charge a maximum asset based shareholder servicing fee of 0.10% and the Acquiring Funds’ Class I shares will also charge a maximum asset based shareholder servicing fee of 0.10%.

How do the fundamental investment policies compare?

The fundamental investment policies of the Acquired Funds and Acquiring Funds are substantially similar other than as set forth below. Although in certain cases the Acquired Funds and their corresponding Acquiring Funds describe their fundamental investment policies differently, these differences do not reflect a material difference between the fundamental policies that govern investments by the Funds. All of the investment policies described in the table below are fundamental, meaning these policies may not be changed without shareholder approval.

The First Sentier American Listed Infrastructure Fund and First Sentier Global Listed Infrastructure Fund:

Policy	Each Acquired Fund	Each Acquiring Fund
Borrowing	May not borrow money, except as permitted under the 1940 Act	May borrow money to the extent permitted by applicable law from time to time.

Issuing Senior Securities	May not issue senior securities, except as permitted under the 1940 Act	May not issue any class of securities which is senior to a Fund’s shares of beneficial interest, except to the extent a Fund is permitted to borrow money and except as otherwise consistent with applicable law from time to time.

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Underwrite Securities	May not engage in the business of underwriting securities, except to the extent that the Funds may be considered underwriters within the meaning of the Securities Act in the disposition of restricted securities.	May not act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities or in connection with the purchase of securities directly from the issuer thereof, it may be deemed to be an underwriter under certain federal securities laws.

Industry Concentration	May not invest 25% or more of the market value of its total assets in the securities of companies engaged in any one industry, except that the Funds will invest over 25% of their net assets in the securities issued by companies operating in the infrastructure industry. (Does not apply to investments in the securities of other investment companies or securities of the U.S. government, its agencies or instrumentalities.)	May not purchase any security if as a result 25% or more of a Fund’s total assets (taken at current value) would be invested in securities of issuers in a single industry or group of industries, except that a Fund will invest over 25% of its net assets in the securities issued by companies operating in the infrastructure industry (for purposes of this restriction, bank loans and loan participations will be considered investments in the industry of the underlying borrower, investment companies are not considered to constitute an industry, and derivatives counterparties are not considered to be part of any industry).

Real Estate	May not purchase or sell real estate, which term does not include securities of companies which deal in real estate and/or mortgages or investments secured by real estate, or interests therein, except that the Funds reserve freedom of action to hold and to sell real estate acquired as a result of a Fund’s ownership of securities.	Will not purchase real estate directly, but may possess, hold, purchase and/or dispose of it in connection with managing or exercising its rights in respect of its investments. A Fund may (i) purchase interests in issuers which deal or invest in real estate, including limited partnership interests of limited partnerships that invest or deal in real estate, purchase securities which are secured by real estate or interests in real estate, including real estate mortgage loans, and acquire (by way of foreclosure or otherwise), hold and/or dispose of real estate that secured, or is otherwise related to, an investment of the Fund. (For purposes of this restriction, investments by a Fund in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate.)

Commodities	May not purchase or sell physical commodities or contracts relating to physical commodities.	May purchase or sell commodities to the extent permitted by applicable law from time to time.

Loans	May not make loans to others, except as permitted under the 1940 Act	May make loans, including to affiliated investment companies, except to the extent a Fund is prohibited from doing so by applicable law. A Fund may purchase loan participations or otherwise invest in loans or similar obligations, and may make loans directly to borrowers, itself or as part of a

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lending syndicate. A Fund may purchase debt obligations or other financial instruments in which the Fund may invest consistent with its investment policies, enter into repurchase agreements, or lend its portfolio securities.

Fundamental Policies Specific to the First Sentier Global Listed Infrastructure Fund

Diversification	The First Sentier Global Listed Infrastructure Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer. (Does not apply to investments in the securities of other investment companies or securities of the U.S. government, its agencies or instrumentalities.)	No listed similar policy but Section 13(a)(1) of the 1940 Act would require a shareholder vote to change the First Sentier Global Listed Infrastructure Fund from diversified to non-diversified.

How do the non-fundamental investment policies compare?

The non-fundamental policies of the Acquired Funds and Acquiring Funds are identical. A “non-fundamental” policy may be changed by a Fund’s Board of Trustees without the approval of Fund shareholders.

How does the performance compare?

No performance information is included here for the Acquiring Funds because the Acquiring Funds have not yet commenced investment operations. As the accounting successors to the Acquired Funds, each Acquiring Fund will assume the performance history of its corresponding Acquired Fund at the Closing of the Reorganization. For more information about performance, see the “Performance” section of each Acquired Funds’ prospectus, which is incorporated herein by reference.

How does Management Compare?

FSI currently manages the Acquired Funds. Similarly, if the Reorganization is approved by shareholders, FSI will manage the Acquiring Funds. The same portfolio managers that manage the Acquired Funds currently will serve as portfolio managers of the Acquiring Funds. For more information about the Acquired Funds’ management, see the “Management” section of each Acquired Fund’s prospectus, which is incorporated herein by reference. For more information about each Acquiring Fund’s management please see Appendix C.

U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Acquired Funds’ Administrator, Fund Accounting Agent, and Transfer Agent. U.S. Bank National Association, Custody Operations, 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the Acquired Funds’ Custodian. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, is

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expected to serve as the Acquiring Funds’ Administrator, Fund Accounting Agent, Transfer Agent, and Custodian following the Reorganizations. For more information about the Acquired Funds’ Administrator, Fund Accounting Agent, Transfer Agent, and Custodian, see the “Investment Advisory and Other Services” section of the Acquired Funds’ Statement of Additional Information, which is incorporated by reference herein. For more information on the service providers to the Acquiring Funds, please see Appendix C.

Additional information about the Reorganization

Rights of Shareholders

The Acquired Funds are organized as separate series of AST, an open-end management investment company established under Delaware law as a Delaware statutory trust. AST is governed by a board of trustees, currently consisting of five members. For more information on the history of AST, see the Statement of Additional Information of the Acquired Funds, incorporated herein by reference.

The Acquiring Funds are each organized as separate series of Datum One, an open-end management investment company organized as a Massachusetts business trust. Datum One is governed by a board of trustees consisting of four members.

The key differences in the rights of shareholders are described in the table below.

Subject	Acquired Funds	Acquiring Funds
Election of Trustees	The number of Trustees constituting the Board of Trustees shall be fixed from time to time by a written instrument signed, or by resolution approved at a duly constituted meeting, by a majority of the Board of Trustees, provided, however, that the number of Trustees shall in no event be less than one (1) nor more than fifteen (15). The Board of Trustees, by action of a majority of the then Trustees at a duly constituted meeting, may fill vacancies in the Board of Trustees or remove Trustees with or without cause. The Shareholders may fix the number of Trustees and elect Trustees at any meeting of Shareholders called by the Trustees for that purpose. Any Trustee may be removed at any meeting of Shareholders by a vote of two-thirds of the outstanding Shares of the Trust. A meeting of Shareholders for the purpose of electing or removing one or more Trustees may be called (i) by the Trustees upon their own vote, or (ii) upon the demand of Shareholders owning 10% or more of the Shares of the Trust in the aggregate.

A Trustee may be elected either by the

Trustees or by the Shareholders. The Shareholders may fix the number of Trustees and elect Trustees at any meeting of Shareholders called by the Trustees for that purpose and to the extent required by applicable law, including paragraphs (a) and (b) of Section 16 of the 1940 Act. When a quorum is present at any meeting, a plurality of the Shares voted shall elect a Trustee.

Removal of Trustees	Any Trustee may be removed at any meeting of Shareholders by a vote of two-thirds of the outstanding Shares of the Trust. A meeting of Shareholders for the purpose of electing or removing one or more Trustees may be called	A Trustee may be removed, with or without cause (i) by vote of the holders of two-thirds of the outstanding shares of the Trust at a

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	(i) by the Trustees upon their own vote, or (ii) upon the demand of Shareholders owning 10% or more of the Shares of the Trust in the aggregate.	meeting called for the purpose or (ii) by vote of two-thirds of the Trustees.

Approval of a Consolidation or Merger	The Trustees may cause (i) the Trust or one or more of its Series to the extent consistent with applicable law to be merged into or consolidated with another Trust or company, (ii) the Shares of the Trust or any Series to be converted into beneficial interests in another business trust (or series thereof) created pursuant to this Section 3 of Article VIII, or (iii) the Shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law. Such merger or consolidation, Share conversion or Share exchange must be authorized by vote of a majority of the outstanding Shares of the Trust, as a whole, or any affected Series, as may be applicable; provided that in all respects not governed by statute or applicable law, the Trustees shall have power to prescribe the procedure necessary or appropriate to accomplish a sale of assets, merger or consolidation including the power to create one or more separate business trusts to which all or any part of the assets, liabilities, profits or losses of the Trust may be transferred and to provide for the conversion of Shares of the Trust or any Series into beneficial interests in such separate business trust or trusts (or series thereof).	Except as otherwise required by applicable law, the Trustees may, without Shareholder approval, authorize the Trust or any series or class to merge, consolidate or reorganize with any other entity (including another series or class of the Trust), or to sell or exchange all or substantially all of the assets of the Trust or of any series or class, in each case upon such terms and for such consideration as they may determine to be in the best interests of the Trust or of the particular series or class. The authority provided by this Section shall be in addition to the powers granted to the Trustees under any other provision of this Declaration of Trust.

Limitation of Personal Liability	If any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to his being or having been a Shareholder, and not because of his acts or omissions, the Shareholder or former Shareholder (or his heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all loss and expense arising from such claim or demand.

In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his or her being or having been a Shareholder of the Trust or of a particular series or class and not because of his or her acts or omissions or for some other reason, the Shareholder or former

Shareholder (or his or her heirs, executors, administrators or other legal representative or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets of the series (or attributable to the class) of which he or she is a Shareholder or

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former Shareholder to be held harmless from and indemnified against all loss and expense arising from such liability.

Dissenters’ Rights and Preemptive Rights	Shareholders shall have no preemptive or other right to subscribe to any additional Shares or other securities issued by the Trust or any Series.	Shareholders have no preemptive or other right to subscribe to any additional Shares or other securities issued by the Trust.

Derivative and Direct Claims	No similar provisions.	No Shareholder has the right to bring or maintain any court action, claim or other proceeding asserting a derivative claim or any claim asserted on behalf or for the benefit of the Trust or involving any alleged harm to the Trust without first making demand on the Trustees requesting the Trustees to bring or maintain such action, proceeding or claim. Such demand shall not be excused under any circumstances, including claims of alleged interest on the part of the Trustees, unless the Shareholder makes a specific showing that irreparable nonmonetary injury to the Trust would otherwise result. Such demand shall be mailed to the Secretary of the Trust at the Trust’s principal office and shall set forth with particularity the nature of the proposed court action, proceeding or claim and the essential facts relied upon by the Shareholder to support the allegations made in the demand. The Trustees shall consider such demand within 90 days of its receipt by the Trust. In their sole discretion, the Trustees may submit the matter to a vote of Shareholders of the Trust or any series or class of Shares, as appropriate. Any decision by the Trustees to bring, maintain or settle (or not to bring, maintain or settle) such court action, proceeding or claim, or to submit the matter to a vote of Shareholders, shall be binding upon the Shareholders, and no suit, proceeding or other action shall be commenced or maintained after a

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decision to reject a demand. Any Trustee acting in connection with any demand or any proceeding relating to a claim on behalf or for the benefit of the Trust who is not an Interested Person shall be deemed to be independent and disinterested with respect to such demand, proceeding or claim.

No Shareholder has the right to bring or maintain a court action or other proceeding asserting a direct claim against the Trust, the Trustees or any officers or employees of the Trust predicated upon an express or implied right of action under the Declaration of Trust or U.S. federal securities laws (excepting direct shareholder actions expressly provided by U.S. federal securities laws), unless the Shareholder has obtained authorization from the Trustees to bring the action. The requirement of authorization shall not be excused under any circumstances, including claims of alleged interest on the part of the Trustees. A request for authorization shall be mailed to the Secretary of the Trust at the Trust’s principal office and shall set forth with particularity the nature of the proposed court action, proceeding or claim and the essential facts relied upon by the Shareholder to support the allegations made in the request. The Trustees shall consider such request within 90 days after its receipt by the Trust. In their sole discretion, the Trustees may submit the matter to a vote of Shareholders of the Trust or of any series or class of Shares, as appropriate. Any decision by the Trustees to settle or to authorize (or not to settle or to authorize) such court action, proceeding or claim, or to submit the matter to a vote of Shareholders, shall be binding upon the Shareholder seeking authorization.

This provision shall not apply to claims under federal securities laws.

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Forum Selection	No similar provisions.	Unless the Trust consents in writing to the selection of an alternative forum, the sole and exclusive forum for any actions relating to the Trust under the Declaration of Trust shall be within the federal or state courts in the Commonwealth of Massachusetts.

Voting Rights	Shareholders have power to vote only (i) for the election or removal of Trustees as provided in Article IV, Section 1, and (ii) with respect to such additional matters relating to the Trust as may be required by this Declaration of Trust, the By-Laws or any registration of the Trust with the Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees.

Shareholders have power to vote only (i) for the election of Trustees as provided in Article IV, Section 1, (ii) for the removal of Trustees as provided in Article IV, Section 2, (iii) with respect to any termination of the Trust to the extent and as provided in Article IX, Section 4, (iv) with respect to any amendment of this Declaration of Trust to the extent and as provided in Article IX, Section 8, and (v) with respect to such additional matters relating to the Trust as may be required by the Declaration of Trust, the Bylaws or any registration of the Trust with the Securities and Exchange Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable.

Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote. On any matter submitted to a vote of Shareholders, all Shares of the Trust then entitled to vote shall, except as otherwise provided in the Bylaws, be voted in the aggregate as a single class without regard to series or classes of shares, except (1) when required by the 1940 Act or when the Trustees shall have determined that the matter affects one or more series or classes of Shares materially differently, Shares shall be voted by individual series or class; and (2) when the Trustees have determined that the matter affects only the interests of one or more series or classes, only Shareholders of such series or classes shall be entitled to vote thereon. There shall be no

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cumulative voting in the election of Trustees.

Dividends and Other Distributions

Each Acquired Fund distributes its net investment income and its net realized capital gains, if any, at least annually. Each Acquiring Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis and intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Each Acquiring Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on such Acquiring Fund.

Capitalization of the Funds

The following table shows on an unaudited basis the capitalization of each of the Acquired Funds as of July 1, 2025 and each of the Acquiring Funds on a pro forma basis as of July 1, 2025, giving effect to the Reorganization. The number of shares outstanding for each Fund does not reflect purchase and sale transactions that had not yet settled as of July 2, 2025.

First Sentier American Listed Infrastructure Fund

Net Assets
	Acquired Fund		Acquiring Fund	Pro Forma Adjustments (if any)	Pro Forma Combined
Class I	$3,723,915.55	Class I	$0	N/A	$3,723,915.55

Net Asset Value Per Share
	Acquired Fund		Acquiring Fund	Pro Forma Adjustments (if any)	Pro Forma Combined
Class I	$10.50	Class I	$0	N/A	$10.50

Shares Outstanding
	Acquired Fund		Acquiring Fund	Pro Forma Adjustments (if any)	Pro Forma Combined
Class I	354,616.710	Class I	0	N/A	354,616.710

First Sentier Global Listed Infrastructure Fund

Net Assets
	Acquired Fund		Acquiring Fund	Pro Forma Adjustments (if any)	Pro Forma Combined
Class I	$138,577,804.60	Class I	$0	N/A	$138,577,804.60

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Net Asset Value Per Share
	Acquired Fund		Acquiring Fund	Pro Forma Adjustments (if any)	Pro Forma Combined
Class I	$12.18	Class I	$0	N/A	$12.18

Shares Outstanding
	Acquired Fund		Acquiring Fund	Pro Forma Adjustments (if any)	Pro Forma Combined
Class I	11,379,950.751	Class I	0	N/A	11,379,950.751

The Reorganization Agreement

The terms and conditions under which the proposed transactions may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a form of which is attached to this Proxy Statement/Prospectus as Appendix A.

The Reorganization Agreement provides for: (i) the transfer of all of the assets of each Acquired Fund to its corresponding Acquiring Fund in exchange solely for Acquiring Fund Shares of equal net asset value and the assumption by the corresponding Acquiring Fund of all of the Acquired Fund’s liabilities; (ii) the distribution by each Acquired Fund of the applicable Acquiring Fund Shares pro rata to the shareholders of the Acquired Fund, and (iii) the termination, dissolution and complete liquidation of each Acquired Fund as soon as possible following its Reorganization.

The obligations of the Funds under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of each Acquired Fund and that the Funds receive an opinion from the law firm of Ropes & Gray LLP to the effect that each Reorganization will qualify as a “reorganization” for federal income tax purposes. The Reorganization Agreement also requires that each of the Funds take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or by one party on certain other grounds.

The Reorganization of each Acquired Fund is not contingent upon the reorganization of the other Acquired Fund. Accordingly, if shareholders of one Acquired Fund approve its Reorganization, but shareholders of the second Acquired Fund do not approve the second Acquired Fund’s Reorganization, it is expected that the Reorganization of the first Acquired Fund will take place as described in this combined Proxy Statement/

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Prospectus. If shareholders of either Acquired Fund fail to approve its Reorganization, the Board will consider what other actions, if any, may be appropriate.

Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Expenses of the Reorganization

The expenses of the Reorganization will be paid by FSI (or its respective affiliates) and are not subject to recoupment. The expenses of the Reorganization include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.

Portfolio Transitioning

As discussed above, each Acquiring Fund and its corresponding Acquired Fund have either identical or substantially similar principal investment strategies. As a result, the Funds’ portfolio managers do not anticipate the need to sell a significant portion of Acquired Fund holdings to effect a Reorganization if the Reorganization is approved by shareholders. To the extent that Acquired Fund holdings are sold or closed prior to the Closing Date, the proceeds of such sales are expected to be invested in securities that the portfolio managers wish for the corresponding Acquiring Fund to hold and in temporary investments, which will be delivered to the corresponding Acquiring Fund at the Closing Date. In certain jurisdictions, an Acquired Fund may be required to dispose of securities in the market in order to transfer them to the corresponding Acquiring Fund. Such a disposition may result in the recognition of income or gain, which would generally need to be distributed to the Acquired Fund’s shareholders.

Tax Considerations

Each Reorganization is intended to qualify for federal income tax purposes as a “reorganization” under Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, the shareholders of the Acquired Funds and the Acquiring Funds are not expected to recognize any gain or loss for federal income tax purposes directly from the transactions contemplated by the Reorganization Agreement, and in general, neither the Acquired Funds nor the Acquiring Funds are expected to recognize gain or loss for federal income tax purposes directly from the transactions contemplated by the Reorganization Agreement.

As a condition to each Fund’s obligation to consummate the applicable Reorganization, the Funds will receive a favorable tax opinion from Ropes & Gray LLP, counsel to Datum One (which opinion will be subject to certain qualifications), satisfactory to both parties substantially to the effect that, on the basis of the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules and court decisions, generally for federal income tax purposes, with respect to each Reorganization:

(i) the Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each of the Acquired Funds and the corresponding Acquiring Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(ii) no gain or loss will be recognized by either Acquired Fund (a) upon the transfer of its assets to the corresponding Acquiring Fund pursuant to the Reorganization Agreement in exchange for shares of such Acquiring Fund and the assumption of all of the Acquired Fund’s liabilities by such Acquiring Fund or (b) upon the distribution of shares of the corresponding Acquiring Fund by the Acquired Fund to its shareholders in liquidation of such Acquired Fund;

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(iii) no gain or loss will be recognized by either Acquiring Fund upon the receipt of the assets of the corresponding Acquired Fund in exchange for the assumption by the Acquiring Fund of all the liabilities of the corresponding Acquired Fund and issuance of shares of the Acquiring Fund;

(iv) each Acquiring Fund’s tax basis in the assets of the corresponding Acquired Fund transferred to the Acquiring Fund pursuant to the Reorganization Agreement will be the same as such Acquired Fund’s tax basis immediately prior to the transfer;

(v) the holding periods in the hands of each Acquiring Fund of each asset of the corresponding Acquired Fund transferred to the Acquiring Fund pursuant to the Reorganization Agreement will include the period during which such asset was held or treated for federal income tax purposes as held by such Acquired Fund;

(vi) no gain or loss will be recognized by shareholders of either Acquired Fund upon the exchange of their shares of such Acquired Fund for shares of the corresponding Acquiring Fund (including fractional shares to which they may be entitled) pursuant to the Reorganization Agreement;

(vii) the aggregate tax basis of the shares of an Acquiring Fund each shareholder of the corresponding Acquired Fund receives pursuant to the Reorganization Agreement (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of such Acquired Fund shares exchanged therefor;

(viii) an Acquired Fund’s shareholder’s holding period for the shares of the corresponding Acquiring Fund(including fractional shares to which they may be entitled) received pursuant to the Reorganization Agreement will be determined by including the period during which such shareholder held or is treated for federal income tax purposes as having held the shares of such Acquired Fund exchanged therefor, provided that the shareholder held those Acquired Fund shares as a capital asset on the date of the exchange;

(ix) each Acquiring Fund will succeed to and take into account the items of the corresponding Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

The Acquiring Funds will file the tax opinion with the SEC shortly after completion of the proposed mergers. The opinion will be based on certain factual certifications made by officers of each of the Acquired Funds and Acquiring Funds, and such other items as Ropes & Gray LLP deems necessary to render the opinion, and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. There is no assurance that the IRS will agree with the opinion. If the Reorganization were consummated but did not qualify as a “reorganization,” Acquired Fund shareholders would recognize a taxable gain or loss equal to the difference between their tax basis in their Acquired Fund shares and the fair market value of the shares of the applicable Acquiring Fund received.

The ability of either Acquiring Fund to carry forward capital losses (if any) of the corresponding Acquired Fund and to use such losses to offset future gains is not expected to be limited as a result of the Reorganization. As of the Acquired Funds’ tax year ended October 31, 2024 the First Sentier American Listed Infrastructure Fund and First Sentier Global Listed Infrastructure Fund had capital loss carryforward amounts of $0 and $0, respectively. If any of an Acquired Fund’s holdings are sold in connection with the Reorganization, any capital gains recognized in such sales will be distributed to shareholders during or with respect to the year of sale, and such distributions will be taxable to shareholders. This description of the federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisers as to the specific consequences to them of the Reorganization in light of their individual circumstances, and as to the applicability and effect of state, local, non-U.S., and other tax laws.

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What is the AST Board’s recommendation?

At a meeting of the AST Board held on June 25-26, 2025, after consideration of such factors and information it considered relevant (see below), the AST Board, including a majority of the Trustees who are not “interested persons,” as defined in Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), unanimously approved the Reorganization Agreement and voted to recommend to shareholders that they approve the Reorganization Agreement. The AST Board is therefore recommending that shareholders of each Acquired Fund vote “FOR” the Reorganization Agreement.

What factors did the AST Board consider?

The AST Board has approved the Reorganization Agreement with respect to each of the Acquired Funds. In considering these matters, the AST Board considered each Reorganization separately and concluded that each Reorganization was in the best interests of the shareholders of the applicable Acquired Fund and would not result in dilution of either Acquired Fund’s shareholders’ interests. The AST Board’s determinations were based on a comprehensive set of information provided to them in connection with the Board Meeting. During their review, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee may have attributed different weights to various factors. The factors considered by the Trustees during their evaluation included the following:

•

That FSI, the adviser of each Acquired Fund and FSI Australia, the sub-adviser of each Acquired Fund, will be the adviser and sub-adviser, respectively, of each Acquiring Funds and the expected continuation of day-to-day portfolio management from all of the Acquired Funds’ current portfolio managers;

•	The similarity in each Acquired Fund’s and the corresponding Acquiring Fund’s investment objectives, strategies and risks;

•	That each Acquiring Fund will pay the same management fee as the corresponding Acquired Fund;

•

That FSI has agreed to contractually waive certain fees and reimburse certain expenses of each Acquiring Fund for at least a two-year period in order to reduce operating expenses to the same level as the expense limitation agreement in place for each Acquired Fund;

•	That the Reorganizations are intended to be tax-free for U.S. federal income tax purposes for each Acquired Fund and the Acquired Funds Shareholders (see “Tax Considerations”);

•	That under the Plan, each Acquiring Fund would assume all of the liabilities of the corresponding Target Fund;

•

That shareholders who do not want to participate in a Reorganization are able to redeem their shares of their Acquired Fund prior to the closing of a Reorganization without the imposition of any redemption fee;

•

That the proposed service providers for the Acquiring Funds were well established and capable of providing services to the Acquiring Fund at a comparable level to that currently provided by the service providers to the Acquired Funds;

•	That the Reorganization of each Acquired Fund is subject to the approval of its shareholders;

•	That FSI or its affiliates, and not the Acquired Funds or Acquiring Funds, would pay all costs associated with the Reorganization; and

•	That the Reorganizations will not result in the dilution of either Acquired Fund’s Shareholders’ interests.

•	Any changes to shareholder rights that would result from the Reorganizations.

In light of these factors, and their fiduciary duty under federal and state law, the AST Board approved the Reorganizations. The AST Board also determined that the Plan providing for the Reorganizations should be submitted to the Acquired Funds’ shareholders for approval. The AST Board recommends that the shareholders of the Acquired Funds vote “FOR” the approval of the Plan relating to the Reorganizations of the Acquired Funds.

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What is the required vote?

Approval of the Reorganization Agreement must be approved by vote of a majority of the outstanding voting securities, as of the record date, of each Acquired Fund, as defined in the 1940 Act. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the affirmative vote of the lesser of (a) 67% or more of the voting securities of a fund that are present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present or represented by proxy at the Meeting; or (b) more than 50% of the outstanding voting securities of the fund.

What happens if shareholders do not approve a Reorganization?

If shareholders of an Acquired Fund do not approve the Reorganization with respect to such Acquired Fund, that Acquired Fund will continue to be managed by FSI as described in its Prospectus until such time as the AST Board determines what action should be taken, including engaging in a taxable liquidation of such Acquired Fund.

Obtaining Information from the SEC.

Datum One and AST are subject to the informational requirements of the Securities Act of 1933, the Securities Exchange Act of 1934 and the 1940 Act, and must file certain reports and other information with the SEC.

The reports and other information filed by the Acquired and Acquiring Funds are available on the SEC’s website at http://www.sec.gov.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT/PROSPECTUS

Who is asking for my vote?

The AST Board is soliciting your vote for a special meeting of the Acquired Fund’s shareholders.

How is my proxy being solicited?

The Acquired Funds have retained Okapi Partners LLC (the “Solicitor”) to assist in the solicitation of proxies, at an estimated cost of approximately $2,610, which will be paid by FSI. As the date of the Special Meeting approaches, certain shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of each Acquired Fund. Proxies that are obtained telephonically will be recorded in accordance with certain procedures, as explained further below. The AST Board believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined and recorded.

In situations where a telephonic proxy is solicited, the Solicitor’s representative will confirm each shareholder’s full name, address, and title (if the shareholder is authorized to act on behalf of an entity, such as a corporation). The Solicitor’s representative will answer any questions regarding the proxy process and the proposal put forth and ask for the shareholder’s instructions on the proposal. Although the Solicitor’s representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than reading any recommendation set forth in the Proxy Statement/Prospectus. The Solicitor’s representative will record the shareholder’s instructions on a recorded line and submit the vote on their behalf. Within approximately 72 hours of soliciting telephonic voting instructions, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

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Should you require additional information regarding the Special Meeting, you may contact Okapi Partners LLC toll-free at (888) 785-6617. In addition to solicitation by mail, certain officers and representatives of the Acquired Funds, officers and employees of FSI or its affiliates and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit votes by telephone, telegram, facsimile, or other communication.

What happens to my proxy once I submit it?

The AST Board has named Jeffrey T. Rauman and Kevin J. Hayden or one or more substitutes designated by them, as proxies who are authorized to vote Acquired Fund shares as directed by shareholders.

Can I revoke my proxy after I submit it?

A shareholder may revoke a cast proxy at any time prior to the Special Meeting by filing with the shareholder’s Acquired Fund a written revocation or a duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting may vote by ballot at the Special Meeting, thereby canceling any proxy previously given.

How do I attend the Meeting?

To attend the shareholder meeting in person, you will need proof of ownership of an Acquired Fund, such as your Proxy Card (or a copy thereof), if your shares are held directly. If you wish to attend the meeting and your shares are held through a financial intermediary, such as a broker, or nominee, you will need to request a legal proxy from your intermediary or have other proof of beneficial ownership, such as a brokerage statement showing your holdings of the shares of a Fund.

How do I vote at the Meeting?

Record Owners. If you are a shareholder of record of an Acquired Fund and wish to vote at the Meeting, you will be asked to provide the control number found on the Proxy Card you received prior to voting.

Beneficial Owners. If you hold your shares through an intermediary, such as a bank or broker, and you wish to vote at the Meeting, you must first obtain a legal proxy from your financial intermediary. You will be asked to provide that legal proxy at the meeting. If you wish to submit the legal proxy prior to the shareholder meeting, please email it, along with a completed ballot, to FSI@OkapiPartners.com.

How will my shares be voted?

If you follow the voting instructions, your proxies will vote your shares as you have directed. If you submit your executed Proxy Ballot but do not vote on the proposal, your proxies will vote on the proposal as recommended by the AST Board. If any other matter is properly presented at the Special Meeting, your proxies will vote in their discretion in accordance with their best judgment, including on any proposal to adjourn the meeting. At the time this Proxy Statement/Prospectus was printed, the AST Board knew of no matter that needed to be acted upon at the Special Meeting other than the proposal discussed in this Proxy Statement/ Prospectus.

Quorum and Tabulation

Each shareholder of an Acquired Fund is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. A quorum of shareholders is required to take action at the Special Meeting. For purposes of the Special Meeting, a quorum is present to transact business on a proposal for each Acquired Fund if the holders of 40% of the outstanding shares of an Acquired Fund entitled to vote on the proposal are present

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in person or by proxy. The shares represented by a proxy that is properly executed and returned will be considered to be present at the Special Meeting.

Adjournments

If a quorum is not present at the Special Meeting, or if there are insufficient votes to approve any proposal the Special Meeting convened on the date for which it was called may be adjourned from time to time (one or more times) without further notice by a majority vote of the shares represented at the Special Meeting, either in person or by proxy to permit additional time for the solicitation of proxies, in accordance with the organizational documents of AST and applicable law. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original Special Meeting without the necessity of notice of the adjourned meeting(s) or of the business to be transacted at an adjourned meeting, other than by announcement at the meeting at which the adjournment is taken, unless the Trustees fix a new record date for the adjourned meeting. Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment. The persons named as proxies will vote in favor of such adjournments in their discretion.

Broker Non-Votes and Abstentions

For purposes of determining the presence of a quorum, abstentions will be counted as present; however, they will have the effect of a vote AGAINST the approval of the Reorganization, because an absolute percentage of affirmative votes is required to approve the Reorganization.

“Broker non-votes” relate to shares that are held of record by a broker-dealer for a beneficial owner who has not given instructions to such broker-dealer. Pursuant to certain rules promulgated by the New York Stock Exchange LLC that govern the voting by such broker-dealers, a broker-dealer holding shares of record for a beneficial owner may not exercise discretionary voting power with respect to certain non-routine matters, such as the proposal to approve the Reorganization. Broker non-votes will not be counted toward quorum.

How many shares are outstanding?

As of July 31, 2025 (the “Record Date”), each Acquired Fund had the number of shares of beneficial interest listed below outstanding and entitled to vote.

Fund Name	Shares Outstanding and Entitled to Vote

First Sentier American Listed Infrastructure Fund	Class I – 367,113.939

First Sentier Global Listed Infrastructure Fund	Class I – 11,399,909.007

Total	11,767,022.946

All shareholders of each Acquired Fund will vote together with respect to each Acquired Fund’s approval of its respective reorganization. Shares have no preemptive or subscription rights. To the knowledge of FSI, as of the Record Date, the officers and Trustees of each Acquired Fund, as a group, own less than 2% of the shares of any class of an Acquired Fund.

Appendix E hereto lists the persons that, as of the Record Date owned beneficially or of record 5% or more of the outstanding shares of any class of an Acquired Fund.

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Dissenters’ Rights

If a Reorganization is approved at the Special Meeting, an Acquired Fund’s shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of each Acquired Fund, however, have the right to redeem their shares at net asset value until the Closing Date of the Reorganization. After the Reorganization, Acquired Fund shareholders will hold shares of their corresponding Acquiring Fund, which may also be redeemed at net asset value.

Can shareholders submit proposals for a future shareholder meeting?

No Acquired Fund is required to hold annual meetings and currently no Acquired Fund intends to hold such meetings unless shareholder action is required by law. Shareholders of an Acquired Fund who want to present a proposal for action at a future meeting should submit a written proposal to their respective Acquired Fund for potential inclusion in a future proxy statement a reasonable amount of time before the Acquired Fund begins to print and mail its proxy materials. Submission of a proposal does not necessarily mean that such proposal will be included in the Acquired Fund’s proxy statement. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws. If the Reorganization of an Acquired Fund is approved by its shareholders, there will be no further meetings of shareholders of such Acquired Fund.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed Proxy Ballot is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your Proxy Ballot.

By order of the Board of Trustees of Advisors Series Trust

/s/ Elaine E. Richards

Elaine E. Richards

Secretary

Advisors Series Trust

August 20, 2025

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APPENDIX A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION

The Form of Agreement and Plan of Reorganization has been included to provide investors with information regarding its terms. It is not intended to provide any other factual information about the Acquired Funds or the Acquiring Funds. In addition, the Agreement and Plan of Reorganization may be revised from that shown here prior to its execution, and may be amended after its execution.

AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (the “Agreement”) is made as of [DATE], by and among (i) Datum One Series Trust, a Massachusetts business trust (the “Acquiring Trust”), on behalf of its series First Sentier Global Listed Infrastructure Fund and First Sentier American Listed Infrastructure Fund (each series an “Acquiring Fund” and collectively, the “Acquiring Funds”), (ii) Advisors Series Trust, a Delaware statutory trust (the “Acquired Trust”), on behalf of First Sentier Global Listed Infrastructure Fund and First Sentier American Listed Infrastructure Fund (each series an “Acquired Fund” and collectively, the “Acquired Funds”), and (iii) for purposes of Sections 4.3, 5.6, 5.8, 9.2, 10.2, 11.3 only, First Sentier Investors (US) LLC (“FSI”). Capitalized terms used herein shall have the meanings ascribed to them in this Agreement. Other than the Acquiring Funds and the Acquired Funds, no other series of either the Acquiring Trust or the Acquired Trust are parties to this Agreement.

This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). Each Acquired Fund’s reorganization into its corresponding Acquiring Fund (each a “Reorganization,” and together, the “Reorganizations”) will consist of (i) the transfer of all of the assets of the Acquired Fund to its corresponding Acquiring Fund in exchange solely for shares of beneficial interest of the corresponding Acquiring Fund of equal net asset value (the “Acquiring Fund Shares”) and the assumption by the corresponding Acquiring Fund of all the Acquired Fund’s Liabilities (as defined below); (ii) the distribution, after the closing date provided in Section 3.1 (the “Closing Date”), by each Acquired Fund of Acquiring Fund Shares pro rata to the shareholders of the Acquired Fund; and (iii) the termination, dissolution and complete liquidation of the Acquired Fund as provided herein, all upon the terms and subject to the conditions hereinafter set forth in this Agreement.

This Agreement provides for multiple Reorganizations and each Reorganization between an Acquired Fund and its corresponding Acquiring Fund shall be treated as if it had been the subject of a separate agreement.

WHEREAS, each Acquired Fund and each Acquiring Fund is a separate series of an open-end, registered investment company of the management type;

WHEREAS, each Acquiring Fund is a “shell” series of the Acquiring Trust without assets (other than nominal seed capital) or liabilities, created for the purpose of acquiring the assets and liabilities of the corresponding Acquired Fund;

WHEREAS, the Board of Trustees of the Acquiring Trust has determined that the exchange of all of the assets of each Acquired Fund for corresponding Acquiring Fund Shares and the assumption of all of the Liabilities (as defined below) of the respective Acquired Fund by the corresponding Acquiring Fund on the terms and subject to the conditions hereinafter set forth are in the best interests of each Acquiring Fund and that the interests of each Acquiring Fund’s existing shareholders, if any, will not be diluted as a result of the transactions contemplated hereby; and

WHEREAS, the Board of Trustees of the Acquired Trust has determined that such exchange is in the best interests of each Acquired Fund and that the interests of each Acquired Fund’s existing shareholders will not be diluted as a result of the transactions contemplated hereby;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto hereby agree as follows:

1.	TRANSFER OF ASSETS OF EACH ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND CORRESPONDING ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND

1.1	On the terms and subject to the conditions hereof and on the basis of the representations and warranties contained herein:

(a)

Each Acquired Fund will sell, assign, convey, transfer and deliver to the corresponding Acquiring Fund, and each Acquiring Fund will acquire, on the Closing Date, all of the properties and assets of its corresponding Acquired Fund as set forth in Section 1.2.

(b)

In consideration therefor, each Acquiring Fund shall, on the Closing Date: (i) assume all of the liabilities of its corresponding Acquired Fund, whether absolute or contingent, known or unknown, accrued or unaccrued (the “Liabilities”), and (ii) issue and deliver to the corresponding Acquired Fund full and fractional Acquiring Fund Shares having a net asset value equal to the net asset value of the shares of such Acquired Fund, computed in the manner and as of the time and date set forth in Section 2.2. Such transactions shall take place at the closing provided for in Section 3 (the “Closing”).

(c)

Upon consummation of the transactions described in subsections (a) and (b) above, each Acquired Fund as part of its complete liquidation shall distribute to its shareholders of record as of the Closing Date the Acquiring Fund Shares received by it, each shareholder being entitled to receive that number and class of Acquiring Fund Shares equal to the total of (i) the number of shares of each Acquired Fund (the “Acquired Fund Shares”) held by such shareholder divided by the number of Acquired Fund Shares outstanding on such date multiplied by (ii) the total number of Acquiring Fund Shares as of the Closing Date.

1.2	The assets of each Acquired Fund to be acquired by the corresponding Acquiring Fund shall consist of all assets, including, without limitation, cash, cash equivalents, securities, commodities and futures interests, dividends and interest receivable, receivables for shares sold and all other properties and assets which are owned by such Acquired Fund on the Closing Date and any deferred or prepaid expenses shown as an asset on the books of such Acquired Fund on the Closing Date.

1.3

As provided in Section 3.4, as soon after the Closing Date as is conveniently practicable, each Acquired Fund will liquidate and distribute pro rata to its shareholders of record the Acquiring Fund Shares received by such Acquired Fund as contemplated by Section 1.1 (the “Liquidation Date”). Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the respective Acquired Fund on the books of the corresponding Acquiring Fund to open accounts on the share records of such Acquiring Fund in the names of the corresponding Acquired Fund shareholders and representing the respective pro rata number and class of the Acquiring Fund Shares due to such shareholders. No Acquiring Fund shall issue certificates representing Acquiring Fund Shares in connection with such exchange.

1.4

With respect to the Acquiring Fund Shares distributable pursuant to Section 1.3 to an Acquired Fund shareholder holding a certificate or certificates for shares of an Acquired Fund, if any, on the Valuation Date (as defined below), the Acquiring Fund will not permit such shareholder to exchange such Acquiring Fund Shares for shares of other series of the Acquiring Trust, effect an account transfer of such Acquiring Fund Shares, or pledge or redeem such Acquiring Fund Shares until the applicable Acquiring Fund has been notified by the corresponding Acquired Fund or its agent that such Acquired Fund shareholder has surrendered all his or her outstanding certificates for Acquired Fund Shares or, in the event of lost certificates, posted adequate bond.

1.5

As soon as practicable after the Closing Date, each Acquired Fund shall make all filings and take all other steps as shall be necessary and proper to effect its complete liquidation and dissolution. Any reporting responsibility of an Acquired Fund and the Acquired Trust, on behalf of an Acquired Fund, for any period ending on or prior to the Closing Date (whether due before or after the Closing Date) is and shall remain the responsibility of the respective Acquired Fund or the Acquired Trust, as applicable, except as otherwise is mutually agreed in writing by the parties.

1.6

Any and all obligations or liabilities arising under or in respect of this Agreement shall be those of the Acquired Funds or the Acquiring Funds, as the case may be, and shall not otherwise be obligations or liabilities of the Acquired Trust or the Acquiring Trust, and, for clarity, under no circumstances will any other series of the Acquired Trust or the Acquiring Trust have any obligation or liability under or in respect of this Agreement or the transactions contemplated hereby.

2.	VALUATION

2.1

On the Closing Date, each Acquiring Fund will deliver to the corresponding Acquired Fund a number of Acquiring Fund Shares (including fractional shares, if any) having a net asset value equal to the value of the assets acquired by the Acquiring Fund on the Closing Date, less the value of the Liabilities of the Acquired Fund, determined as hereafter provided in this Section 2.

2.2

The value of each Acquired Fund’s net assets will be computed as of the Valuation Date using the valuation procedures for the corresponding Acquiring Fund described in the Acquiring Fund’s then current prospectus or prospectuses and statement of additional information (collectively, as amended or supplemented from time to time, the “Acquiring Fund Prospectus”) and established by the Acquiring Trust’s Board of Trustees for determining net asset value.

2.3

The Acquired Trust and the Acquiring Trust agree to use commercially reasonable and good faith efforts to cause their respective administrators and investment advisers to work together to resolve at least ten business days before the Valuation Date (defined below) any material differences identified between the valuations of the portfolio assets of the Acquired Funds determined using the Acquiring Funds’ valuation procedures as compared to the prices of the same portfolio assets determined using the Acquired Funds’ valuation procedures.

2.4

The Valuation Date shall be 4:00 p.m. Eastern time on the business day immediately preceding the Closing Date, or such other date and time as may be mutually agreed upon in writing by the parties hereto (the “Valuation Date”).

2.5

Each Acquiring Fund shall issue Acquiring Fund Shares to the corresponding Acquired Fund on a single share deposit receipt registered in the name of the respective Acquired Fund. Each Acquired Fund shall distribute, as part of its complete liquidation, the Acquiring Fund Shares received by it hereunder pro rata to its shareholders by redelivering such share deposit receipt to the corresponding Acquiring Fund’s transfer agent, which the Acquiring Fund will cause to open accounts for Acquired Fund shareholders as soon as practicable in accordance with written instructions furnished by the Acquired Fund.

2.6

Each Acquired Fund will pay or cause to be paid to the corresponding Acquiring Fund any interest, cash or such dividends, rights and other payments received by it on or after the Closing Date with respect to the Investments (as defined below) and other properties and assets of the Acquired Fund, whether accrued or contingent, received by it on or after the Closing Date. Any such distribution shall be deemed included in the assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone “ex” such distribution prior to the Valuation Date, in which case any such distribution which remains unpaid at the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

2.7

All computations of value shall be made by the pricing agent for the Acquiring Funds, in accordance with each Acquiring Fund’s regular practice in pricing its shares and assets using the valuation procedures described in the Acquiring Fund’s Prospectus and established by the Acquiring Trust’s Board of Trustees.

3.	CLOSING AND CLOSING DATE

3.1

The Closing Date shall be November 3, 2025, or at such other date to which the parties may agree in writing. The Closing shall take place at 9:00 a.m. Eastern time or at such other time and as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the New York Stock Exchange (the “Exchange”) on the Closing Date unless otherwise agreed to by the parties. The Closing of each Reorganization may be held in person, by facsimile, email or such other communication means as the parties may agree.

3.2

The portfolio securities of the Acquired Funds shall be made available by the Acquired Funds to The Northern Trust Company, as custodian for the Acquiring Fund (the “Custodian”), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all the Acquired Funds’ cash shall be delivered by the Acquired Funds to the Custodian for the account of the respective Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the “1940 Act”), and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of “The Northern Trust Company, custodian for [relevant Acquiring Fund name].” If an Acquired Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other assets purchased prior to the Closing Date have not yet been delivered to such Acquired Fund or its broker, then the Acquiring Fund may waive the delivery requirements of this Section with respect to said undelivered securities or other assets if the Acquired Fund has, by or on the Closing Date, delivered to the Acquiring Fund or the Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may reasonably be required by the Acquiring Fund or the Custodian, such as brokers’ confirmation slips.

3.3	In the event that on the Valuation Date (a) the Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on the Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of any Acquired Fund or its corresponding Acquiring Fund is impracticable, the Valuation Date for such Funds shall be postponed until the second business day after the day when trading shall have been fully resumed and reporting shall have been restored, or on such later date as may be mutually agreed upon by the parties in writing.

3.4

At the Closing, each Acquired Fund or its transfer agent shall deliver to the corresponding Acquiring Fund or its designated agent a list of the names and addresses of its shareholders and the number and class(es) of outstanding shares of the respective Acquired Fund owned by each Acquired Fund shareholder, all as of the close of business on the Valuation Date, certified by any Vice President, Secretary or Assistant Secretary of the Acquired Trust on behalf of the Acquired Fund. The corresponding Acquiring Fund will provide to its respective Acquired Fund evidence reasonably satisfactory to such Acquired Fund that the respective Acquiring Fund Shares issuable pursuant to Section 1.1 have been credited to the Acquired Fund’s account on the books of the corresponding Acquiring Fund. On the Liquidation Date, each Acquiring Fund will provide to the corresponding Acquired Fund evidence reasonably satisfactory to such Acquired Fund that Acquiring Fund Shares of the applicable class(es) have been credited pro rata to open accounts in the names of the corresponding Acquired Fund shareholders as provided in Section 1.3.

3.5

At the Closing, each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by Section 1.

4.	REPRESENTATIONS AND WARRANTIES

4.1	Representations and Warranties of the Acquired Trust, on behalf of each Acquired Fund.

The Acquired Trust, on behalf of each Acquired Fund, represents and warrants the following to the corresponding Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)

The Acquired Trust is a Delaware statutory trust duly organized and validly existing under the laws of the State of Delaware and has power to own all of its properties and assets, to carry on its business as it is now being conducted, and, subject to and contingent upon the approval of this Agreement by an Acquired Fund’s shareholders as required by Section 8.1 hereof, to carry out its obligations under this Agreement with respect to each such Acquired Fund. The Acquired Trust is not required to qualify as a foreign entity in any jurisdiction where it is not so qualified and the failure to so qualify would have a material adverse effect on an Acquired Fund. Each Acquired Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted.

(b)

The Acquired Trust is duly registered under the 1940 Act, as a management company of the open-end type, and such registration has not been revoked or rescinded and is in full force and effect, and each Acquired Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Acquired Trust and the 1940 Act.

(c)

No Acquired Fund is in violation in any material respect of any provisions of the Acquired Trust’s Declaration of Trust or Bylaws or any material agreement, indenture, instrument, contract, lease or other undertaking to which an Acquired Fund is a party or by which an Acquired Fund or its assets are bound, and the execution, delivery and performance of this Agreement will not result in any such violation.

(d)

The current prospectus and statement of additional information relating to each Acquired Fund (collectively, as amended or supplemented from time to time, the “Acquired Funds’ Prospectus”) conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), the 1940 Act and the rules and regulations of the Securities and Exchange Commission (the “Commission”) thereunder and do not include any untrue statement of a material fact or omit to state any material fact relating to either the Acquired Trust or an Acquired Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(e)	At the Closing Date, each Acquired Fund will have good and marketable title to its assets to be transferred to the corresponding Acquiring Fund pursuant to Section 1.2.

(f)

No material litigation, administrative or other proceedings or investigation is presently pending or, to the knowledge of any Acquired Fund, threatened as to any Acquired Fund or any of its properties or assets or any person whom an Acquired Fund may be obligated to directly or indirectly indemnify in connection with such litigation, proceedings or investigation. No Acquired Fund knows of any facts which might form the basis for the institution of such proceedings and neither an Acquired Fund nor the Acquired Trust is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

(g)	The statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, and schedules of portfolio investments (indicating their market values) of each Acquired Fund as of and for the fiscal year ended October 31, 2024, audited by Tait, Weller & Baker LLP, the independent registered public accounting firm to each Acquired Fund, fairly reflect the financial condition and results of operations of each such Acquired Fund as of such date and for the period then ended in accordance with accounting principles generally accepted in the United States consistently applied to the extent applicable to such report, and each Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than (i) those shown on the statements of assets and liabilities referred to above or (ii) those incurred in the ordinary course of its business since October 31, 2024. Prior to the Closing Date, each Acquired Fund will quantify and reflect on its statements of assets and liabilities all of its material known liabilities and will advise the corresponding Acquiring Fund of all material known liabilities, contingent or otherwise, incurred by it subsequent to October 31, 2024, whether or not incurred in the ordinary course of business.

(h)

Since October 31, 2024, there has not been any material adverse change in an Acquired Fund’s financial condition, assets, liabilities or business, except as disclosed in writing to the corresponding Acquiring Fund (other than changes occurring in the ordinary course of business), or any incurrence by an Acquired Fund of indebtedness (other than in the ordinary course of business), except as otherwise disclosed to and accepted by the corresponding Acquiring Fund in writing.

(i)

As of the Closing Date, all federal, state, and other tax returns, and reports of each Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been timely filed and are or will be true, correct and complete in all material respects, and all taxes of each Acquired Fund required to have been paid (whether or not shown as due on said returns and reports) shall have been timely paid, or the timely payment thereof shall have been provided for. No Acquired Fund is liable for taxes of any person other than itself (excluding in its capacity as withholding agent) and no Acquired Fund is a party to any tax sharing or allocation agreement. All of each Acquired Fund’s tax liabilities will have been adequately provided for on its books. No such Acquired Fund has had any material tax deficiency or liability asserted against it or question with respect thereto raised, nor is any Acquired Fund under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

(j)

Each Acquired Fund has qualified, elected, and been eligible for treatment as a “regulated investment company” (a “RIC”) within the meaning of Section 851 of the Code in respect of each taxable year since its commencement of operations, and will continue to qualify and be treated as a RIC under Sections 851 and 852 of the Code for its current taxable year at all times through the Closing Date. No Acquired Fund has at any time since its inception been liable for nor is now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. There is no other tax liability (foreign, state or local) except as accrued on each Acquired Fund’s books. No Acquired Fund has earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply. No Acquired Fund will be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the regulations thereunder. All dividends paid by each Acquired Fund at any time prior to the Closing Date shall have been deductible pursuant to the dividends paid deduction under Section 562 of the Code. Each Acquired Fund is in compliance in all material respects with all applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and has withheld in respect of dividends and other distributions and paid to the proper taxing authority all taxes required to be so withheld and paid, and is not liable for any penalties which could be imposed thereunder.

(k)	No Acquired Fund has received written notification from any tax authority that asserts a position contrary to any of the above representations.

(l)

The authorized capital of the Acquired Trust consists of an unlimited number of shares of beneficial interest, par value of $0.01 per share, of such number of different series as the Board of Trustees of the Acquired Trust may authorize from time to time. The outstanding shares of beneficial interest of each Acquired Fund constitute a single class of shares having the characteristics described in each Acquired Fund’s Prospectus and will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of each Acquired Fund’s transfer agent as provided in Section 3.4. All issued and outstanding shares of each Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by each Acquired Fund (except as set forth in the Acquired Funds’ Prospectus) and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of an Acquired Fund are outstanding.

(m)

The execution, delivery and performance of this Agreement have been duly authorized by the Board of Trustees of the Acquired Trust and by all other necessary trust action on the part of the Acquired Trust and each Acquired Fund, other than shareholder approval as required by Section 8.1 hereof, and subject to such shareholder approval and due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement constitutes the valid and binding obligation of the Acquired Trust and each Acquired Fund, enforceable against the Acquired Trust and each Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(n)

The corresponding Acquiring Fund Shares to be issued and delivered to each Acquired Fund pursuant to the terms of this Agreement will not be acquired for the purpose of making any distribution thereof other than to Acquired Fund shareholders as provided in Section 1.1(c).

(o)

The information furnished by the Acquired Trust and each Acquired Fund for use in registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby is and will be accurate and complete in all material respects and will comply in all material respects with federal securities laws and regulations thereunder applicable thereto.

(p)

Within a timeframe mutually agreeable between the Acquired Trust and Acquiring Trust, the Acquired Trust and each Acquired Fund will provide the corresponding Acquiring Fund with information relating to the Acquired Trust and the respective Acquired Fund reasonably necessary for the preparation of a prospectus, including the proxy statement of the Acquired Funds (the “Prospectus/Proxy Statement”), to be included in a Registration Statement on Form N-14 of the Acquiring Trust (the “Registration Statement”), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act in connection with the meeting of shareholders of each Acquired Fund to approve this Agreement and the transactions contemplated hereby. As of each of the effective date of the Registration Statement, the date of the meeting of shareholders of each Acquired Fund and the Closing Date, the Prospectus/Proxy Statement, including the documents contained or incorporated therein by reference, insofar as it relates to the Acquired Trust or an Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(q)

There are no material contracts outstanding to which an Acquired Fund is a party, other than: (i) as disclosed in such Acquired Fund’s Prospectus or in the Registration Statement or (ii) as otherwise disclosed in writing to the corresponding Acquiring Fund no later than five business days prior to the Closing Date.

(r)

The books and records of each Acquired Fund made available to the corresponding Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the respective Acquired Fund.

(s)

No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by the Acquired Trust, for itself and on behalf of the Acquired Funds, or the performance of the Agreement by the Acquired Trust, for itself and on behalf of the Acquired Funds, except for the effectiveness of the Registration Statement and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

(t)

As of both the Valuation Date and the Closing Date, each Acquired Fund will have full right, power and authority to sell, assign, transfer and deliver its Investments (as defined below) and any other assets and liabilities to be transferred to the corresponding Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, each Acquiring Fund will acquire the Investments and any such other assets subject to no encumbrances, liens or security interests in favor of any third party creditor of the corresponding Acquired Fund, and without any restrictions upon the transfer thereof provided that, if disclosed in writing to the respective Acquiring Fund, the Acquiring Fund will acquire such assets that are segregated as collateral for the corresponding Acquired Fund’s derivative positions, if any, including without limitation, as collateral for swap positions and as margin for futures positions, if any, subject to such segregation and liens that apply to such assets. As used in this Agreement, the term “Investments” shall mean each Acquired Fund’s investments shown on the audited schedule of its portfolio investments as of October 31, 2024, referred to in Section 4.1(g) hereof, as supplemented with such changes as each Acquired Fund shall make after October 31, 2024, which changes shall be disclosed to the corresponding Acquiring Fund in an updated schedule of investments, and changes resulting from stock dividends, stock splits, mergers and similar corporate actions through the Closing Date.

(u)

To the best of each Acquired Fund’s knowledge, all of the issued and outstanding shares of the respective Acquired Fund shall have been offered for sale and sold in all material respects in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the respective Acquired Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in all material respects in conformity with such laws.

(v)

Each Acquired Fund’s investment operations, since inception to the date hereof, have been in compliance in all material respects with the investment policies and investment restrictions set forth in the respective Acquired Fund’s Prospectus, as in effect from time to time, except as previously disclosed in writing to the Acquiring Trust.

(w)	No Acquired Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(a) of the Code.

(x)

The due diligence materials made available to each Acquiring Fund, its Board of Trustees and its legal counsel in response to the due diligence request from The Northern Trust Company, as administrator to the Acquiring Trust, to the Acquired Funds dated February 2025 are true and correct in all material respects and contain no material misstatements or omissions with respect to the operations of the Acquired Funds as of the date hereof.

4.2	Representations and Warranties of the Acquiring Trust, on behalf of each Acquiring Fund.

The Acquiring Trust, on behalf of the Acquiring Funds, represents and warrants the following to the Acquired Funds as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)

The Acquiring Trust is a Massachusetts business trust duly formed and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry out its obligations under this Agreement with respect to each Acquiring Fund. The Acquiring Trust is not required to qualify as a foreign entity in any jurisdiction where it is not so qualified and the failure to so qualify would have a material adverse effect on the Acquiring Funds. The Acquiring Funds have all necessary federal, state and local authorizations to carry on its business as now being conducted.

(b)

The Acquiring Trust is duly registered under the 1940 Act, as a management company of the open-end type, and such registration has not been revoked or rescinded and is in full force and effect, and each Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Acquiring Trust and the 1940 Act.

(c)

No Acquiring Fund is in violation in any material respect of any provisions of the Acquiring Trust’s Declaration of Trust or Bylaws or any material agreement, indenture, instrument, contract, lease or other undertaking to which an Acquiring Fund is a party or by which an Acquiring Fund or its assets are bound, and the execution, delivery and performance of this Agreement will not result in any such violation.

(d)

As of the Closing Date, each Acquiring Fund’s Prospectus will conform in all material respects to the applicable requirements of the 1933 Act, the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact relating to either the Acquiring Trust or an Acquiring Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(e)

No material litigation, administrative or other proceedings or investigation is presently pending or, to the knowledge of any Acquiring Fund, threatened as to any Acquiring Fund or any of its properties or assets or any person whom an Acquiring Fund may be obligated to directly or indirectly indemnify in connection with such litigation, proceedings or investigation. No Acquiring Fund knows of any facts which might form the basis for the institution of such proceedings and neither an Acquiring Fund nor the Acquiring Trust is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

(f)

No Acquiring Fund has commenced investment operations, has assets other than nominal seed capital contributed by its initial shareholder or has known liabilities of a material nature, contingent or otherwise.

(g)

The Acquiring Funds were established as new series of the Acquiring Trust solely for the purpose of effecting the transactions described in this Agreement and, prior to the Closing Date, (i) will have carried on no business activity (apart from holding the initial investment of the initial shareholder), (ii) will have no tax attributes (including those specified in Section 381(c) of the Code), (iii) will not have held any property (other than a de minimis amount of assets to facilitate the transaction(s) described in the Agreement) and immediately following the Reorganization, each Acquiring Fund will possess solely assets and liabilities that were possessed by its corresponding Acquired Fund immediately prior to the Reorganization; provided, however, that at the time of or before the Reorganization, each Acquiring Fund may hold a de minimis amount of assets to facilitate its organization, and (iv) will not have prepared books of account and related records or financial statements or issued any shares except those issued in a private placement to the initial shareholder of each Acquiring Fund. Immediately following the liquidation of each Acquired Fund as contemplated herein on the Closing Date, 100% of the issued and outstanding shares of beneficial interest of the corresponding Acquiring Fund will be held by the former holders of the respective Acquired Fund Shares. No Acquiring Fund has filed its first federal income tax return and, thus, elected to be treated as a RIC for federal income tax purposes. However, upon filing its first federal income tax return at the completion of its first taxable year, each Acquiring Fund will elect to be a RIC and until such time will take all steps necessary to ensure that it qualifies for taxation as a RIC under Sections 851 and 852 of the Code.

(h)

As of the Closing Date, no federal, state or other tax returns of the Acquiring Funds will have been required by law to be filed and no federal, state or other taxes will be due by the Acquiring Funds; the Acquiring Funds will not have been required to pay any assessments; and the Acquiring Funds will not have any tax liabilities. Consequently, as of the Closing Date, the Acquiring Funds will not have any tax deficiency or liability asserted against them or question with respect thereto raised, and the Acquiring Funds will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

(i)

The authorized capital of the Acquiring Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees of the Acquiring Trust may authorize from time to time. As of the date of this Agreement, the Acquiring Funds have no outstanding shares of any class. As of the Closing Date, the authorized shares of beneficial interest of the Acquiring Funds will include shares having the characteristics described in the Acquiring Fund’s Prospectus. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Acquiring Funds are outstanding.

(j)

The execution, delivery and performance of this Agreement have been duly authorized by the Board of Trustees of the Acquiring Trust and by all other necessary trust action on the part of the Acquiring Trust and each Acquiring Fund, and, subject to the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement constitutes the valid and binding obligation of the Acquiring Trust and each Acquiring Fund, enforceable against the Acquiring Trust and each Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(k)

The Acquiring Fund Shares to be issued and delivered to the Acquired Funds pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued shares of beneficial interest in the respective Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund’s Prospectus) by the Acquiring Trust and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws, and no shareholder of an Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

(l)	The information furnished by the Acquiring Trust and each Acquiring Fund for use in registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby is and will be accurate and complete in all material respects and will comply in all material respects with federal securities laws and regulations thereunder applicable thereto.

(m)

As of each of the effective date of the Registration Statement, the date of the meeting of shareholders of the Acquired Funds and the Closing Date, the Prospectus/Proxy Statement, including the documents contained or incorporated therein by reference, insofar as it relates to the Acquiring Trust or an Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(n)

There are no material contracts outstanding to which an Acquiring Fund is a party, other than as disclosed in the respective Acquiring Fund’s Prospectus or in the Registration Statement or as otherwise disclosed in writing to the corresponding Acquired Fund no later than five days prior to the Closing Date.

(o)

The books and records of each Acquiring Fund made available to the corresponding Acquired Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the respective Acquiring Fund.

(p)

No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Funds of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities or blue sky laws.

(q)	The Acquiring Funds are not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

4.3	Representations and Warranties of FSI.

FSI on behalf of itself, represents and warrants the following as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)

FSI is a limited liability company duly formed and validly existing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry out its obligations under this Agreement. FSI has all necessary federal, state and local authorizations to carry on its business as now being conducted.

(b)	The execution, delivery and performance of this Agreement have been duly authorized by FSI and by any and all other necessary action on the part of FSI, and, subject to the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement constitutes the valid and binding obligation of FSI, enforceable against FSI in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(c)

As of each of the effective date of the Registration Statement, the date of the meeting of shareholders of the Acquired Funds and the Closing Date, the Prospectus/Proxy Statement, including the documents contained or incorporated therein by reference, insofar as it relates to FSI, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(d)

The due diligence materials made available to each Acquiring Fund, its Board of Trustees and its legal counsel in response to the letter from The Northern Trust Company, as administrator to the Acquiring Trust, to FSI dated February 2025 are, to the best knowledge of FSI, true and correct in all material respects and contain no material misstatements or omissions with respect to the operations of FSI as of the date hereof, and FSI hereby agrees to confirm the continuing accuracy and completeness to the best of its knowledge in all material respects of the foregoing on the Closing Date.

(e)

The due diligence materials made available to each Acquired Fund, its Board of Trustees and its legal counsel in response to the due diligence request from the independent Trustees of the Board of Trustees of the Acquired Trust, to FSI dated March 18, 2025, are to the best knowledge of FSI true and correct in all material respects and contain no material misstatements or omissions with respect to the operations of FSI as of the date hereof.

5.	COVENANTS OF THE PARTIES.

5.1

The Acquired Funds and Acquiring Funds each will operate their business in the ordinary course between the date hereof and the Closing Date, it being understood that, with respect to the Acquired Funds, such ordinary course of business will include purchases and sales of portfolio securities, sales and redemptions of the Acquired Fund Shares and regular and customary periodic dividends and distributions, and with respect to the Acquiring Funds, it shall be limited to such actions as are customary to the organization of a new series prior to its commencement of investment operations.

5.2	The Acquired Trust will call a meeting of each Acquired Fund’s shareholders as soon as practicable after the effective date of the Registration Statement, to be held prior to the Closing Date for the purpose of considering the sale of all of each Acquired Fund’s assets to, and the assumption of all of an Acquired Fund’s Liabilities by, the respective Acquiring Fund as herein provided, approving this Agreement, and taking all other action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

5.3

In connection with the Acquired Funds’ shareholders’ meeting referred to in Section 5.2, the Acquiring Trust will prepare the Registration Statement and Prospectus/Proxy Statement for such meeting, which the Acquiring Trust will file, for the registration under the 1933 Act of the Acquiring Fund Shares to be distributed to the Acquired Funds shareholders pursuant hereto.

5.4

Each of the Acquired Trust, the Acquired Funds, the Acquiring Trust and the Acquiring Funds will cooperate with the others, and each will furnish to the others the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement, including the Prospectus/Proxy Statement, or as otherwise reasonably requested by a party and mutually agreed upon by the relevant parties to this Agreement.

5.5

As promptly as practicable, but in any case within sixty days after the Closing Date or such other date as may be agreed to by each Acquiring Fund and the corresponding Acquired Fund, the Acquired Trust, on behalf of each Acquired Fund, shall furnish the corresponding Acquiring Fund, in such form as is reasonably satisfactory to such Acquiring Fund, a statement of the earnings and profits of the applicable Acquired Fund for federal income tax purposes that will be carried over by the corresponding Acquiring Fund as a result of Section 381 of the Code, and which will be certified on behalf of the Acquired Trust by the Acquired Trust’s President and Treasurer.

5.6

Each Acquired Fund or FSI will deliver to the corresponding Acquiring Fund copies of all relevant tax books and records and will otherwise reasonably cooperate with the Acquiring Funds in connection with (i) the preparation and filing of tax returns for each Acquired Fund and/or Acquiring Fund for tax periods or portions thereof ending on or before or that include the Closing Date and (ii) the declaration and payment of any dividend or dividends, including pursuant to Section 855 of the Code, for purposes of making distributions of each Acquired Fund’s or Acquiring Fund’s, as applicable, (x) investment company taxable income (if any), net tax-exempt income (if any), and net capital gains (if any) in respect of a taxable year of each Acquired Fund or Acquiring Fund ending on or before or that includes the Closing Date of an amount or amounts sufficient for each Acquired Fund or Acquiring Fund, as applicable, to qualify for treatment as a regulated investment company under Subchapter M of the Code and to otherwise avoid the incurrence of any fund-level federal income taxes for any such taxable year and (y) ordinary income and capital gain net income in an amount or amounts sufficient to avoid the incurrence of any fund-level federal excise taxes under Section 4982 of the Code for any calendar year ending on or before December 31, 2025, in each case without any additional consideration therefor; it being understood that such books and records shall remain the property of and may be retained by the Acquired Trust following the provision of such copies thereof to each Acquiring Fund.

5.7

The Acquired Trust and each Acquired Fund agree that the liquidation of the respective Acquired Fund will be effected in the manner provided in the Acquired Trust’s Declaration of Trust and Bylaws in accordance with applicable law, and that on and after the Closing Date, each Acquired Fund shall not conduct any business except in connection with the settlement of any securities transactions effected before, but not settled by, the Closing Date and its liquidation.

5.8

Subject to the provisions of this Agreement, each party will take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.9

The Acquired Trust and the Acquiring Trust will coordinate with their respective administrators to provide a valuation check to determine whether the use of the Acquiring Funds’ valuation procedures, as provided in Section 2.2 of this Agreement, will result in material differences in the prices of the portfolio securities of the Acquired Funds as compared to the prices of the same portfolio securities determined using the respective Acquired Fund’s valuation procedures, such valuation check to be conducted no later than one month prior to the Closing Date and again within one week of the Closing Date on mutually agreeable dates. In the event that such valuation check reveals material pricing differences, the Acquired Trust and Acquiring Trust will work together, in good faith, to eliminate such differences prior to the Closing.

5.10

The Acquiring Trust covenants that it will not make any material changes to the Acquiring Funds’ valuation procedures prior to the Closing Date without providing the Acquired Trust with written notice of such changes at least ten days prior to the effective date of such changes.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS.

The obligations of the Acquiring Trust and each Acquiring Fund to complete the transactions provided for herein shall be subject, at their election, to the performance by the Acquired Trust and the corresponding Acquired Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

6.1

The Acquired Trust, on behalf of each Acquired Fund, shall have delivered to the Acquiring Funds a certificate executed on its behalf by the Acquired Trust’s President or any Vice President and its Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to each Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired

Trust and each Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquired Trust and each Acquired Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

6.2

Each Acquired Fund shall have furnished to the corresponding Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, with values determined as provided in Section 2 of this Agreement all as of the Valuation Date, certified on the Acquired Fund’s behalf by the Acquired Trust’s President (or any Vice President) and Treasurer, and a certificate of both such officers, dated as of the Closing Date, to the effect that as of the Valuation Date and as of the Closing Date there has been no material adverse change in the financial position of the Acquired Fund since October 31, 2024 (other than changes occurring in the ordinary course of business).

6.3

The assets of each Acquired Fund to be acquired by the corresponding Acquiring Fund will include no assets which the respective Acquiring Fund, by reason of limitations contained in the applicable Acquiring Fund’s Prospectus in effect on the Closing Date, may not properly acquire.

6.4

All proceedings taken by the Acquired Trust or the Acquired Funds in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be reasonably satisfactory in form and substance to the Acquiring Funds.

6.5

Each Acquired Fund shall have furnished to the corresponding Acquiring Fund a certificate, signed on its behalf by the President or any Vice President and the Treasurer or any Assistant Treasurer of the Acquired Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the Investments and other assets transferred to the Acquiring Fund pursuant to this Agreement, together with any such other evidence as to such adjusted tax basis as the corresponding Acquiring Fund may reasonably request.

6.6

Each Acquired Fund’s custodian shall have delivered to the corresponding Acquiring Fund a certificate identifying all of the assets of the respective Acquired Fund held by such custodian as of the Valuation Date.

6.7

The Acquired Funds’ transfer agent shall have provided to the Acquiring Funds’ transfer agent (i) the originals or true copies of all of the records of each Acquired Fund in the possession of such Acquired Fund’s transfer agent as of the Closing Date, (ii) a record specifying the number of Acquired Fund Shares outstanding as of the Valuation Date and (iii) a record specifying the name and address of each holder of record of any Acquired Fund Shares and the number of Acquired Fund Shares held of record by each such shareholder as of the Valuation Date. The Acquired Funds’ transfer agent shall also have provided each Acquiring Fund with a certificate confirming that the acts specified in the preceding sentence have been taken and that the information so supplied is complete and accurate to the best knowledge of such transfer agent.

6.8

The Acquiring Funds shall have received a favorable opinion of Sullivan & Worcester LLP, counsel to the Acquired Funds, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of such firm appropriate to render the opinions expressed therein, and in a form satisfactory to the Acquiring Funds, to the following effect:

(a)

The Acquired Trust has been duly organized and is validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and to carry on its business as a registered investment company, in each case as described in its Declaration of Trust, and the Acquired Funds are separate series thereof duly established in accordance with the Declaration of Trust and the Bylaws of the Acquired Trust and the applicable provisions of the 1940 Act.

(b)

This Agreement has been duly authorized, executed and delivered by the Acquired Trust, on behalf of the Acquired Funds and, assuming the due authorization, execution and delivery of this Agreement by the Acquiring Trust, on behalf of the Acquiring Funds, and FSI, is a valid and binding obligation of the Acquired Trust and the Acquired Funds, enforceable against the Acquired Trust and the Acquired Funds in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(c)

The Acquired Trust, on behalf of the Acquired Funds, has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder and, upon shareholder approval and consummation of the transactions contemplated hereby, the Acquired Trust, on behalf of each Acquired Fund, will have duly transferred such assets to the corresponding Acquiring Fund.

(d)

The execution and delivery of this Agreement by the Acquired Trust, on behalf of the Acquired Funds, did not, and the performance by the Acquired Trust and the Acquired Funds of their obligations hereunder will not, violate the Acquired Trust’s Declaration of Trust or Bylaws, or any material provision of any agreement listed in response to Item 28 of Part C of the Acquired Trust’s registration statement on Form N-1A as of the date hereof to which the Acquired Trust or an Acquired Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any material agreement, judgment or decree to which the Acquired Trust or the Acquired Funds is a party or by which it is bound.

(e)

To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Trust or the Acquired Funds of the transactions contemplated by this Agreement, except such as may be required under state securities or blue sky laws (as to which counsel expresses no opinion) or such as have been obtained.

(f)

Such counsel does not know of any legal or governmental proceedings relating to the Acquired Funds existing on or before the date of mailing of the Prospectus/Proxy Statement or the Closing Date required to be described in the Registration Statement which are not described as required.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUNDS.

The obligations of the Acquired Trust and each Acquired Fund to complete the transactions provided for herein shall be subject, at their election, to the performance by the Acquiring Trust and the corresponding Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

7.1

The Acquiring Trust, on behalf of each Acquiring Fund, shall have delivered to the Acquired Funds a certificate executed on its behalf by the Acquiring Trust’s President or any Vice President and its Treasurer, in form and substance satisfactory to the Acquired Funds and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust and each Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Trust and each Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

7.2

The Acquiring Trust, on behalf of the Acquiring Funds, shall have executed and delivered to the Acquired Funds an Assumption of Liabilities dated as of the Closing Date pursuant to which the Acquiring Funds will assume all of the Liabilities of the Acquired Funds in connection with the transactions contemplated by this Agreement. The Acquiring Trust on behalf of the Acquiring Funds also shall have delivered (or caused to be delivered) to the Acquired Funds, as reasonably requested by the Acquired Funds or its counsel, the following documents in the name of the Acquiring Trust on behalf of the Acquiring Funds: copies of custodian and transfer agent instructions, custodian and transfer agent acknowledgements of transfer or certificates, and any certificate or document mutually agreed as necessary or appropriate to consummate the Reorganization under this Agreement.

7.3

All proceedings taken by the Acquiring Trust or the Acquiring Funds in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be reasonably satisfactory in form and substance to the Acquired Funds.

7.4

The Acquired Fund shall have received a favorable opinion of Ropes & Gray, LLP, counsel to the Acquiring Trust, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of such firm appropriate to render the opinions expressed therein, and in a form satisfactory to the Acquired Fund, to the following effect:

(a)

The Acquiring Trust has been formed and is validly existing as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts and is in good standing with the office of the Secretary of the Commonwealth of Massachusetts.

(b)

This Agreement has been duly authorized, executed and delivered by the Acquiring Trust, on behalf of the Acquiring Funds, under Massachusetts law, and assuming the due authorization, execution and delivery of this Agreement by the Acquired Trust, on behalf of the Acquired Funds, and FSI, is the valid and binding obligation of the Acquiring Trust and the Acquiring Funds, enforceable against the Acquiring Trust and the Acquiring Funds in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(c)

The execution and delivery of this Agreement by the Acquiring Trust on behalf of the Acquiring Funds did not, and the performance by the Acquiring Trust and the Acquiring Funds of their obligations hereunder will not, violate the Acquiring Trust’s Declaration of Trust or Bylaws or any provision of any agreement listed in response to Item 28 of Part C of the Acquiring Trust’s registration statement on Form N-1A as of the date hereof to which the Acquiring Trust or the Acquiring Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any material agreement or any judgment or decree, to which the Acquiring Trust or each Acquiring Fund is a party or by which it is bound.

(d)

To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Trust or the Acquiring Funds of the transactions contemplated by this Agreement under (i) Massachusetts law or (ii) the laws of the United States of America, except such as may be required under state securities or blue sky laws (as to which counsel expresses no opinion) or such as have been obtained.

(e)

Such counsel does not know of any legal or governmental proceedings relating to the Acquiring Funds existing on or before the date of mailing of the Prospectus/Proxy Statement or the Closing Date required to be described in the Registration Statement which are not described as required.

(f)

Assuming that consideration in an amount at least equal to the net asset value thereof has been paid, the corresponding Acquiring Fund Shares to be issued for transfer to the Acquired Fund Shareholders as provided by this Agreement are duly authorized and, upon such transfer and delivery in accordance with the resolutions adopted by the Board of Trustees of the Acquiring Trust relating to the authorization of the registration, sale and issuance of the shares and the approval of this Agreement, will be validly issued and outstanding and fully paid and, except as set forth in the respective Acquiring Fund’s Prospectus, non-assessable shares of beneficial interest in the respective Acquiring Fund.

(g)	The Registration Statement has become effective and, to the knowledge of such counsel, no stop order suspending the effectiveness thereof has been issued.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE PARTIES.

The respective obligations of the Acquiring Trust, the Acquiring Funds, the Acquired Trust and the Acquired Funds hereunder are subject to the further conditions set forth below, and if any of such conditions have not been satisfied on or before the Closing Date, each party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1

This Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of each Acquired Fund in accordance with the provisions of the Acquired Trust’s Declaration of Trust and Bylaws and applicable law, and the parties shall have received reasonable evidence of such approval. The parties acknowledge that the completion of each Reorganization of an Acquired Fund with an Acquiring Fund pursuant to this Agreement is not contingent upon the completion of any other Reorganization contemplated by this Agreement.

8.2

On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act, and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3	All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities) deemed, in good faith, necessary by the Acquired Trust, the Acquired Funds, the Acquiring Trust or the Acquiring Funds to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Funds or the Acquired Funds.

8.4

The Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5

The post-effective amendment to the registration statement of the Acquiring Trust on Form N-1A relating to the shares of beneficial interest of each Acquiring Fund shall have become effective and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the Acquiring Trust, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.6

The Acquired Funds and the Acquiring Funds shall have received a favorable opinion of Ropes & Gray LLP dated on the Closing Date (which opinion will be subject to certain qualifications) satisfactory to both parties substantially to the effect that, on the basis of the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, generally for U.S. federal income tax purposes, with respect to each Reorganization:

(a)

Each Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each of the Acquired Funds and the corresponding Acquiring Fund will be “a party to a reorganization” within the meaning of Section 368(b) of the Code.

(b)

No gain or loss will be recognized by any Acquired Fund (i) upon the transfer of its assets to the corresponding Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by such Acquiring Fund of all the Liabilities of the Acquired Fund or (ii) upon the distribution of the Acquiring Fund Shares by the corresponding Acquired Fund to its shareholders in liquidation, as contemplated in Section 1 hereof.

(c)

No gain or loss will be recognized by any Acquiring Fund upon the receipt of the assets of the corresponding Acquired Fund solely in exchange for the assumption of all the Liabilities of the respective Acquired Fund and issuance of the Acquiring Fund Shares as contemplated in Section 1 hereof.

(d)

Each Acquiring Fund’s tax basis in the assets of the corresponding Acquired Fund transferred to such Acquiring Fund in each Reorganization will be the same as the corresponding Acquired Fund’s tax basis immediately prior to the transfer.

(e)

The holding periods in the hands of each Acquiring Fund of each asset of the corresponding Acquired Fund transferred to the Acquiring Fund in each Reorganization will include the period during which such asset was held or treated for federal income tax purposes as held by such Acquired Fund.

(f)

No gain or loss will be recognized by any Acquired Fund’s shareholders upon the exchange of their Acquired Fund Shares for the corresponding Acquiring Fund Shares (including fractional shares to which they may be entitled) in each Reorganization.

(g)

The aggregate tax basis of the Acquiring Fund Shares each corresponding Acquired Fund shareholder receives (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Acquired Fund Shares exchanged therefor.

(h)

An Acquired Fund’s shareholder’s holding period for the corresponding Acquiring Fund Shares (including fractional shares to which they may be entitled) received in each Reorganization will be determined by including the period during which such shareholder held or is treated for federal income tax purposes as having held the Acquired Fund Shares exchanged therefor, provided that the shareholder held those Acquired Fund Shares as a capital asset on the date of the exchange.

(i)

Each Acquiring Fund will succeed to and take into account the items of the corresponding Acquired Fund described in Section 381(c) of the Code subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

The opinion will be based on the Agreement, certain factual certifications made by officers of the Acquired Trust and the Acquiring Trust, and such other items as deemed necessary to render the opinion and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganizations will be as described above. There is no assurance that the Internal Revenue Service or a court would agree with the opinion.

8.7

At any time prior to the Closing, any of the foregoing conditions of this Section 8 (except for Section 8.1 and Section 8.6) may be jointly waived by the Board of Trustees of the Acquired Trust and the Board of Trustees of the Acquiring Trust, if, in the judgment of the Board of Trustees of the Acquired Trust, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Funds and, if, in the judgment of the Board of Trustees of the Acquiring

Trust, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquiring Funds.

It is the intention of the parties that each Reorganization will qualify as a reorganization within the meaning of Section 368(a)(l)(F) of the Code. None of the parties to the Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or is reasonably likely to result in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(l)(F) of the Code.

9.	BROKERAGE FEES; EXPENSES.

9.1

Each of the Acquired Trust, the Acquired Funds, the Acquiring Trust and the Acquiring Funds represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.

9.2

FSI or its affiliates will bear all expenses incurred by the Acquiring Trust, the Acquiring Funds, the Acquired Trust, and the Acquired Funds in connection with the Reorganizations. The costs of the Reorganizations shall include, but not be limited to, preparation of the Registration Statement, printing and distributing each Acquiring Fund’s prospectus and the corresponding Acquired Fund’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or in failure of the Reorganization to be treated as a reorganization described in Section 368(a)(1) of the Code.

10.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1

This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, and constitutes the only understanding with respect to such subject matter.

10.2

The representations, warranties and covenants contained in this Agreement or in any other document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except Sections 1.1, 1.3, 1.5, 1.6, 3.5, 4.1(x), 4.3, 9, 10.2, 14 and 15. The covenants to be performed after the Closing shall survive after the Closing.

11.	TERMINATION

11.1	This Agreement may be terminated by the mutual agreement of the Acquired Trust, on behalf of the Acquired Funds, and the Acquiring Trust, on behalf of the Acquiring Funds, prior to the Closing Date.

11.2	In addition, either of the Acquired Trust or the Acquiring Trust may at its option terminate this Agreement at or prior to the Closing Date because:

(a)

With respect to a termination by the Acquired Trust, of a material breach by the Acquiring Trust or an Acquiring Fund of any representation, warranty, covenant or agreement contained herein to be satisfied or performed by the Acquiring Trust or an Acquiring Fund at or prior to the Closing Date; or with respect to a termination by the Acquiring Trust, of a material breach by the Acquired Trust or an Acquired Fund of any representation, warranty, covenant or agreement herein to be satisfied or performed by the Acquired Trust or each Acquired Fund at or prior to the Closing Date;

(b)	A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met;

(c)

Any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 11.2(c) shall have used its reasonable efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied; or

(d)

The Board of Trustees of the Acquiring Trust or the Board of Trustees of the Acquired Trust has resolved to terminate this Agreement after determining in good faith that circumstances have developed that would make proceeding with the transactions contemplated herein not in the best interests of an Acquiring Fund’s shareholders or an Acquired Fund’s shareholders, respectively, and prompt written notice is given to the other parties hereto.

11.3

In the event of the termination of this Agreement and abandonment of the transactions contemplated hereby pursuant to this Section 11, this Agreement shall become void and have no effect except that (a) Sections 4.3, 9.1, 9.1, 11.3, 14 and 15 shall survive any termination of this Agreement, and (b) notwithstanding anything to the contrary contained in this Agreement, no party shall be relieved or released from any liability or damages arising out of any breach of any provision of this Agreement by any party prior to the date of termination, unless the termination is effected pursuant to Section 11.1.

12.	TRANSFER TAXES.

Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than that of the registered holder of the corresponding Acquired Fund Shares on the books of the Acquired Funds as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

13.	AMENDMENTS.

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquiring Trust and the Acquired Trust; provided, however, that following the shareholders’ meeting called by each Acquired Fund pursuant to Section 5.2 no such amendment may have the effect of changing any provisions to the material detriment of such shareholders without their further approval.

14.	NOTICES.

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, email or certified mail addressed to the Acquired Trust or the Acquired Funds at c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202 or the Acquiring Trust or Acquiring Funds at 50 S. LaSalle Street, Chicago, IL 60603.

15.	MISCELLANEOUS.

15.1

The article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. If any provision or portion of this Agreement shall be determined to be invalid or unenforceable for any reason, the remaining provisions and portions of this Agreement shall be unaffected thereby and shall remain in full force and effect to the fullest extent permitted by law.

15.2

This Agreement may be executed in any number of counterparts, each of which shall be deemed an original. A facsimile or electronic (e.g., PDF) signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

15.3

This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

15.4

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5

All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

15.6

A copy of the Acquired Trust’s Amended and Restated Agreement and Declaration of Trust dated October 18, 2018, to which reference is hereby made, is on file at the office of the Secretary of the State of Delaware and with the Commission. This Agreement was executed or made by or on behalf of the Acquired Trust and each Acquired Fund by the Trustees or officers of the Acquired Trust as Trustees or officers and not individually and the obligations of this Agreement are not binding upon any of them or the shareholders of an Acquired Fund individually but are binding only upon the assets and property of the Acquired Trust or upon the assets belonging to the series or class for the benefit of which the Trustees have caused this Agreement to be made.

15.7

This Agreement was executed or made by or on behalf of the Acquiring Trust and each Acquiring Fund by the Trustees or officers of the Acquiring Trust as Trustees or officers and not individually and the obligations of this Agreement are not binding upon any of them or the shareholders of an Acquiring Fund or the Acquiring Trust individually. The Acquiring Trust is a Massachusetts business trust organized in series (each a “Series”) of which each Acquiring Fund constitutes one such Series and the Acquiring Trust is executing this Agreement with respect to each Acquiring Fund only. The parties hereto agree that, as provided in the governing instrument of the Acquiring Trust, (a) the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to an Acquiring Fund are enforceable against the assets of such Acquiring Fund only, and not against the assets of the Acquiring Trust generally or the assets of any other Series thereof or of any other Acquiring Fund and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Acquiring Trust generally or any other Series thereof are enforceable against the assets of an Acquiring Fund.

15.8

Any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties mutually shall agree in writing, provided that nothing herein shall prevent either party from making such public announcements as may be required by applicable law, in which case the party issuing such statement or communication shall advise the other party in writing prior to such issuance.

[Signature Page Follows]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be duly executed by an authorized officer.

Datum One Series Trust On behalf of the Acquiring Funds

By:
Name:
Title:

Advisors Series Trust On behalf of the Acquired Funds

By:
Name:
Title:

For purposes of Sections 4.3, 5.6, 5.8,, 1.19.1, 10.2, and 11.3 only: First Sentier Investors (US) LLC

By:
Name:
Title:

APPENDIX B: ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS

***The disclosure included below applies to each Acquiring Fund unless otherwise noted***

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI. For instructions on how to obtain the SAI, please refer to the back cover of this prospectus.

SHARES

Calculating the Fund’s Net Asset Value (“NAV”)

The NAV of a Fund’s shares is determined by dividing the total value of a Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Fund. The NAV per share is calculated at the close of trading of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time (“ET”)/3:00 p.m. Central time (“CT”), on each day that the NYSE is open for business.

Each Fund reserves the right to change the time its NAV is calculated under certain unusual circumstances, including, for example, in the event of an unscheduled halt or early close of trading on the NYSE. Your order to purchase or sell shares is priced at the next NAV calculated after your order is received in good order by a Fund or a financial intermediary. Only purchase orders received in good order by a Fund before 4:00 p.m. ET/3:00 p.m. CT will be effective at that day’s NAV. On occasion, the NYSE will close before 4:00 p.m. ET/3:00 p.m. CT. When that happens, purchase requests received by the Fund or a financial intermediary after the NYSE closes will be effective the following business day. The NAV of the Fund may change every day.

A purchase or redemption request is considered to be “in good order” when all necessary information is provided and all required documents are properly completed, signed, and delivered. Requests must include the following:

•	The account number (if issued) and Fund name;

•	The amount of the transaction, in dollar amount or number of shares;

•	For redemptions (other than online, telephone or wire redemptions), the signature of all account owners exactly as they are registered on the account;

•	Required signature guarantees, if applicable; and

•

Other supporting legal documents and certified resolutions that might be required in the case of estates, corporations, trusts and other entities or forms of ownership. Call 866-811-6468 (toll free) or 312-557-3182 for more information about documentation that may be required of these entities.

Additionally, a purchase order initiating the opening of an account is not considered to be in “good order” unless you have provided all information required by the Funds’ “Customer Identification Program” as described below.

Valuing the Funds’ Assets

The market value of the Funds’ investments is determined primarily on the basis of readily available market quotations. The Funds are directed by the Board of Trustees to use various approved pricing services and market makers to determine the market value of securities. Foreign securities, currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate of such currencies against the U.S. Dollar as provided by an independent pricing service approved by the Board of Trustees.

If market quotations for a security are not readily available or market quotations or a price provided by a pricing service do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser, acting through its Fair Value Committee, is responsible for valuing the Funds’ assets at their fair value according to policies approved by the Board of Trustees.

Other fair value situations could include, but are not limited to: (1) extremely illiquid securities in which there is no trading market and no broker coverage; (2) stale priced securities; (3) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (4) any other security in which the Adviser, Fund Accountant or Fair Value Committee identify that the current price may not be reliable. If it has been determined that an event that has materially affected the value of a Fund’s securities has taken place, the Fair Value Committee will make a determination of the fair price for the impacted securities according to policies approved by the Board.

Without a fair value price, short-term investors could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Foreign markets in which the Funds buy securities may be open on days the U.S. markets are closed, causing a Fund’s NAV to change even though a Fund is closed. While fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities, there is no assurance that fair value pricing policies will prevent dilution of the NAV by short-term investors. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board has designated the Funds’ Adviser through its Fair Valuation Committee as the Funds’ “Valuation Designee” to determine the fair value, in good faith, of securities and other instruments for which no readily available market quotation exists.. The Adviser’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance and the Adviser’s asset-based fees.

Share Class

Each Fund offers one class of shares through this Prospectus: Class I shares. Class I shares of the Funds are primarily for institutional investors investing for their own or their customers’ accounts, and for investments made though financial institutions or intermediaries that typically require sub-accounting, sub-transfer agency, shareholder services payments and/or recordkeeping payments from the Fund for some or all of their underlying investors (“sub-transfer agency fees”). There is a $1,000,000 minimum investment amount for Class I Shares. Class I shares are expected to bear certain expenses associated with sub-transfer agency fees, which amounts may vary between the Funds. Select Shares are expected to bear certain expenses associated with sub-transfer agency fees, which amounts may vary between the Funds. If you purchase Class I shares, you will not pay a sales charge at the time of purchase or a 12b-1 fee, but you will pay shareholder services payments not to exceed ten basis points (0.10%) of each Fund’s average daily net assets. The Adviser, and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own resources, provide additional cash payments to financial intermediaries who sell shares of the Funds. Your financial intermediary can help you determine whether you are eligible to purchase Class I Shares.

Eligible Class I share investors primarily include:

•	individuals and institutional investors with a minimum initial investment of $1,000,000;

•

employer sponsored retirement plans, pooled investment vehicles, clients of financial institutions or intermediaries which charge such clients a fee for advisory, investment consulting, or similar services or have entered into an agreement with the Funds or the Distributor to offer such shares though an investment platform;

•	clients of trust companies where the trust company is acting in fiduciary capacity, as agent, or as custodian;

•	investors through certain brokerage platforms in which an investor transacting through a broker may be required to pay commission and/or other forms of compensation to the broker;

•

officers, trustees, and employees, and their immediate family members (i.e., spouses, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code of 1986, as amended (the “Code”)), of the Funds and the Adviser, and its subsidiaries and affiliates;

•

Any trust or plan established as part of a qualified tuition program under Section 529 of the Code, if a contract exists between the Distributor and/or its affiliates and the state sponsor of the program or one of its service providers, to provide the program:

•	services relating to operating the program; and/or

•	Fund shares for purchase which require sub-transfer agency fees from the Fund.

•	Advisory programs where the shares are acquired on behalf of program participants in connection with a comprehensive fee or other advisory fee arrangement between the program participant and a registered broker dealer or investment adviser, trust company, bank, family office, or multi-family office (referred to as the “Sponsor”) on behalf of program participants if:

•	the program participant pays the Sponsor a fee for investment advisory or related services, under a comprehensive fee or other advisory fee arrangement; and

•	the Sponsor or the broker-dealer through which the Fund’s shares are acquired has an agreement with the Distributor.

•	Other investors for which the Fund or the Distributor has pre-approved the purchase.

How to Buy Shares

You may purchase shares directly from a Fund or through your broker or financial intermediary on any business day a Fund is open, subject to certain restrictions described below. Shares of the Funds have not been registered for sale outside the United States. The Funds reserve the right to refuse investments from non-U.S. persons or entities. The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses. A Fund may accept or reject any purchase order. Your financial consultant, financial intermediary, or institution may charge a fee for its services, in addition to the fees charged by a Fund.

Investors may purchase a Fund’s shares by written request, check, wire, ACH (Automated Clearing House), telephone, or through dealers as further described in this prospectus. You may conduct transactions by mail:

Standard

First Sentier Investors Funds

c/o The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Overnight

First Sentier Investors Funds

c/o The Northern Trust Company

333 S Wabash Avenue

Attn: Funds Center, Floor 38

Chicago, IL 60604;

or by calling us at 866-811-6468 (toll free) or 312-557-3182. Purchases and redemptions by telephone are only permitted if you previously established this option in your account. You can use the Account Application for initial purchases.

Investors can purchase shares by contacting any investment dealer authorized to sell a Fund’s shares. The minimum initial investment is $1,000,000 for each of the Funds. There is no minimum for subsequent investments in any Fund. All purchases made by check should be in U.S. dollars and made payable to the respective Fund. Third party, starter or counter checks will not be accepted. A charge may be imposed if a check does not clear. The Funds reserve the right to modify or waive purchase and investment minimums, without prior notice, or to waive minimum investment amounts in certain circumstances in its discretion. For example, the minimums listed above may be waived or lowered for (i) investors who are customers of certain financial intermediaries that hold a Fund’s shares in certain omnibus accounts, (ii) current and former Trustees of the Trust; and (iii) officers, directors and employees of the Trust, the Investment Adviser and the Investment Adviser’s affiliates, in each case at the discretion of the officers of the Funds. In addition, financial intermediaries may impose their own minimum investment and subsequent purchase amounts.

Purchase requests received in good order by the Funds or a financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes, if it closes before 4:00 p.m. ET/3:00 p.m. CT) will be effective at that day’s share price. Purchase requests received by the Funds in good order or a financial intermediary after the close of trading on the NYSE are processed at the share price determined on the following business day. You may invest any amount you choose, as often as you wish, subject to the minimum initial and minimum additional investment as stated above.

Customer Identification Program: Important Information About Procedures for Opening an Account

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. For legal entity customers, we will also ask that any individual(s) who, directly or indirectly, owns 25% or more of the entity and one individual who has significant responsibility to control, manage, or direct the legal entity be identified. We also may ask to see your driver’s license or other identifying documents.

If we do not receive the required information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Funds may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Funds reserve the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is liquidated. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment. If your account is closed at the request of governmental or law enforcement authorities, the Fund may be required by the authorities to withhold the proceeds.

Purchases Through Financial Intermediaries

Shares of the Funds may also be available on certain brokerage platforms. An investor transacting in shares of the Funds through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker.

You may make initial and subsequent purchases of shares of the Funds through a financial intermediary, such as an investment adviser or broker-dealer, bank or other financial institution that purchases shares for its customers. The Funds may authorize certain financial intermediaries to receive purchase and sale orders on its behalf. Before investing in a Fund through a financial intermediary, you should read carefully any materials provided by the intermediary together with this prospectus.

When shares are purchased this way, the financial intermediary may:

•	charge a fee for its services;

•	act as the shareholder of record of the shares;

•	set different minimum initial and additional investment requirements;

•	impose other charges, commissions or restrictions;

•	designate intermediaries to accept purchase and sale orders on a Fund’s behalf; or

•	impose an earlier cut-off time for purchase and redemption requests.

The Funds consider a purchase or sale order as received when a financial intermediary receives the order in proper form before 4:00 p.m. ET/3:00 p.m. CT. These orders will be priced based on a Fund’s NAV next computed after such order is received by the financial intermediary.

Shares held through an intermediary may be transferred into your name following procedures established by your intermediary and the Funds. Certain intermediaries may receive compensation from the Funds, the Adviser, or their affiliates.

Fund Direct Purchases

You also may open a shareholder account directly with the Funds. You can obtain a copy of the New Account Application by calling the Funds at 866-811-6468 (toll free) or 312-557-3182 on days the Funds are open for business. You may invest in the following ways:

By Wire

To Open a New Account:

•	Complete a New Account Application and send it to:

First Sentier Investors Funds

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Address:

First Sentier Investors Funds

c/o The Northern Trust Company

333 S. Wabash Avenue

Attn: Funds Center, Floor 38

Chicago, IL 60604

•	You must also call 866-811-6468 (toll free) or 312-557-3182 on days the Funds are open for business to place an initial purchase via phone or provide an initial purchase Letter of Instruction.

•

Wire funds for your purchase. A wire will be considered made when the money is received and the purchase is accepted by the Funds. Any delays that may occur in receiving money, including delays that may occur in processing by the bank, are not the responsibility of the Funds or the Transfer Agent. Wires must be received prior to 4:00 pm ET to receive the current day’s NAV.

To Add to an Existing Account:

•	Call 866-811-6468 (toll free) or 312-557-3182 on days the Funds are open for business or provide a subsequent purchase Letter of Instruction.

•	Have your bank wire federal funds or an ACH transfer to:

The Northern Trust Company

Chicago, Illinois

ABA Routing No. 0710-00152

Northern Trust Account #5201681000

Shareholder Account #(ex. FSI1096FFFAAAAAA where FFF is the Fund Number and AAAAAA is the account number)

Shareholder Name:

By Directed Reinvestment

Your dividend and capital gain distributions will be automatically reinvested unless you indicate otherwise on your application.

•	Complete the “Choose Your Dividend and Capital Gain Distributions” section on the New Account Application.

•	Reinvestments can only be directed to an existing Fund account.

Other Purchase Information

The Funds reserve the right to limit the amount of purchases and to refuse to sell to any person or intermediary. If your wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a Fund shareholder, the Funds reserve the right to redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred or money owed to the Funds. You also may be prohibited or restricted from making future purchases in the Funds.

Exchange Privilege

As a shareholder, you have the privilege of exchanging shares of one First Sentier Investors (US) LLC advised Fund for shares of other First Sentier Investors (US) LLC advised Funds in the Trust, without incurring any additional sales charges. However, you should note the following:

•	Exchanges may only be made between like shares classes;

•	You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number;

•	Before exchanging into another First Sentier Investors (US) LLC advised Fund, read a description of the Fund in this Prospectus;

•

Exchanges are considered a sale and purchase of Fund shares for tax purposes and may be taxed as short-term or long-term capital gain or loss depending on the period shares are held subject to certain limitations on deductibility of losses;

•

Each Fund reserves the right to refuse exchange purchases by any person or group if, in the Adviser’s judgment, a Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected;

•	If you did not decline telephone options on your account application, you can make a telephone request to exchange your shares for an additional $5 fee; and

•	The minimum exchange amount between existing accounts invested in the First Sentier Funds is $1,000.

•	This exchange privilege may be terminated or modified by a Fund at any time upon a 60-day notice to shareholders.

You may make exchanges of your shares between the First Sentier Investors (US) LLC advised Funds by telephone, in writing or through your Broker.

How to Redeem Shares

You may redeem all or part of your investment in a Fund on any day that the Funds are open for business, subject to certain restrictions described below. Redemption requests received by the Funds or a financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes if it closes before 4:00 p.m. ET/3:00 p.m. CT) will be effective that day. Redemption requests received by the Funds or a financial intermediary after the close of trading on the NYSE are processed at the NAV determined on the following business day.

The price you will receive when you redeem your shares will be the NAV next determined after the Funds receive your properly completed order to sell. You may receive proceeds from the sale by check, bank wire transfer or direct deposit into your bank account and in certain cases, payment may be made in securities of a Fund as described in “Additional Information About Redemptions.” The proceeds may be more or less than the purchase price of your shares, depending on the market value of a Fund’s securities at the time your redemption request is received. A financial intermediary may charge a transaction fee to redeem shares. In the event that a wire transfer is impossible or impractical, the redemption check will be sent by mail to the designated account.

Redemptions Through a Financial Intermediary

If you purchased shares from a financial intermediary, you may sell (redeem) shares by contacting your financial intermediary.

Redeeming Directly from the Funds

If you purchased shares directly from the Funds and you appear on Fund records as the registered holder, you may redeem all or part of your shares using one of the methods described below.

By Mail

Send a written request to:

First Sentier Investors Funds

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Address:

Frist Sentier Investors Funds

c/o The Northern Trust Company

333 S. Wabash Avenue

Attn: Funds Center, Floor 38

Chicago, IL 60604

The redemption request must include:

The number of shares or the dollar amount to be redeemed;

The Fund account number; and

The signatures of all account owners signed in the exact name(s) and any special capacity in which they are registered.

A Medallion Signature Guarantee (see below) also is required if:

The proceeds are to be sent elsewhere than the address of record, or

The redemption is requested in writing and the amount is greater than $100,000.

By Wire

If you authorized wire redemptions on your New Account Application, you can redeem shares and have the proceeds sent by federal wire transfer to a previously designated account.

Call the Transfer Agent at 866-811-6468 (toll free) or 312-557-3182 for instructions.

The minimum amount that may be redeemed by this method is $250.

By Telephone

Telephone privileges are automatically established on your account unless you indicate otherwise on your New Account Application.

Call 866-811-6468 (toll free) or 312-557-3182 to use the telephone privilege.

If your account is already opened and you wish to add the telephone privilege, send a written request to:

First Sentier Investors Funds

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Address:

First Sentier Investors Funds

c/o The Northern Trust Company

333 S. Wabash Avenue

Attn: Funds Center, Floor 38

Chicago, IL 60604

The written request to add the telephone privilege must be signed by each owner of the account and must be accompanied by signature guarantees.

Neither the Funds, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions that they reasonably believe to be genuine or for any loss, damage, cost, or expenses in acting on such telephone instructions. You will bear the risk of any such loss. The Funds, the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification before acting upon telephone instructions, providing written confirmation of the transactions, and/or digitally recording telephone instructions. The Funds may terminate the telephone procedures at any time. During periods of extreme market activity, it is possible that you may encounter some difficulty in telephoning us. If you are unable to reach us by telephone, you may request a sale by mail.

Medallion Signature Guarantee

Some circumstances require that your request to redeem shares be made in writing accompanied by an original Medallion Signature Guarantee. A Medallion Signature Guarantee helps protect you against fraud. You can obtain a Medallion Signature Guarantee from most banks or securities dealers, but not from a notary public. You should verify with the institution that it is an eligible guarantor prior to signing. The recognized medallion program is

Securities Transfer Agent Medallion Program. SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THIS PROGRAM WILL NOT BE ACCEPTED. The Medallion Signature Guarantee must cover the amount of the requested transaction. There are several different guarantee amounts, so it is important to acquire a guarantee amount equal to or greater than the amount of the transaction. If the surety bond of the Medallion Guarantee is less than the transaction amount, your request may be rejected.

An original Medallion Signature Guarantee is required if any of the following applies:

•	the redemption is requested in writing and the amount redeemed is greater than $100,000;

•	the name(s) or the address on your account or the name or address of a payee has been changed within 30 days of your redemption request;

•	information on your investment application has been changed within the last 30 days (including a change in your name or your address);

•	proceeds or shares are being sent/transferred from a joint account to an individual’s account; or

•	proceeds are being sent via wire or ACH and bank instructions have been added or changed within 30 days of your redemption request.

If your written request is for redemption greater than $5 million, call 866-811-6468 (toll free) or 312-557-3182 for Medallion Signature Guarantee requirements.

Additional Information About Redemptions

A Fund typically expects that it will pay redemption proceeds by check or electronic transfer within seven (7) calendar days after receipt of a proper redemption request, although proceeds normally are paid within four (4) business days. If you are redeeming shares that have been purchased via ACH, a Fund may hold proceeds until the purchase amount has been collected, which may be as long as five (5) business days after purchase date. To eliminate this delay, you may purchase shares of a Fund by wire. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, a Fund may suspend redemptions or postpone payment of redemption proceeds. A Fund typically expects to pay redemptions from cash, cash equivalents, proceeds from the sale of Fund shares, any lines of credit, and then from the sale of portfolio securities. These redemption payment methods will be used in both regular and stressed market conditions.

At the discretion of the Funds or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization.

Generally, all redemptions will be for cash. However, if you redeem shares worth the lesser of $250,000 or 1% of the NAV of a Fund, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash at the discretion of the Fund. Shareholders may incur brokerage charges on the sale of any securities distributed in lieu of cash and will bear market risk until the security is sold. Redemption-in-kind securities are distributed to the redeeming shareholder based on a weighted-average pro rata basis of a Fund’s holdings and a Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on a Fund and its remaining shareholders. Redemptions are taxable events whether redemption proceeds are paid in cash or in kind. As with any security, a shareholder will bear taxes on any capital gains from the shareholder’s sale of a security distributed by a Fund in a redemption-in-kind.

DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute any net realized long-term capital gains and its net realized short-term capital gains, if any, at least once a year. A Fund may distribute investment income and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution varies and there is no guarantee a Fund will pay either investment income or capital gain dividends.

Dividends are automatically reinvested in additional shares of a Fund at the applicable NAV on the distribution date unless you request cash distributions on your application or through a written request. If cash payment is requested, a check normally will be mailed within five business days after the payable date.

If you elect to receive dividends in cash and the payment is returned and marked as “undeliverable” or is not cashed for six months, your cash election may be changed automatically and future dividends will be reinvested in the Fund at the NAV determined as of the date of payment. In addition, any undeliverable checks or checks that are not cashed for six months may be cancelled and the proceeds reinvested in a Fund at the NAV determined as of the date of cancellation.

Frequent Purchases and Redemptions of Fund Shares

A Fund is intended to be a long-term investment. Excessive purchases and redemptions of shares of a Fund in an effort to take advantage of short-term market fluctuations, known as “market timing,” can interfere with long-term portfolio management strategies and increase the expenses of a Fund, to the detriment of long-term investors. Because a Fund will invest its assets in foreign securities, investors may seek to take advantage of time zone differences between the foreign markets on which a Fund’s portfolio securities trade and the time at which the NAV is calculated. For example, a market-timer may purchase shares of a Fund based on events occurring after foreign market closing prices are established but before the NAV calculation, that are likely to result in higher prices in foreign markets the next day. The market-timer would then redeem a Fund’s shares the next day when a Fund’s share price would reflect the increased prices in foreign markets, realizing a quick profit at the expense of long-term Fund shareholders.

Excessive short-term trading may (1) require a Fund to sell securities in the Fund’s portfolio at inopportune times to fund redemption payments, (2) dilute the value of shares held by long-term shareholders, (3) cause a Fund to maintain a larger cash position than would otherwise be necessary, (4) increase brokerage commissions and related costs and expenses, and (5) generate additional tax liability for shareholders or a Fund. Accordingly, the Board of Trustees has adopted policies and procedures that seek to restrict market timing activity. Under these policies, the Funds periodically examine transactions that exceed monetary thresholds or numerical limits within certain time periods. If a Fund believes, in its sole discretion, that an investor is engaged in excessive short-term trading or is otherwise engaged in market timing activity, a Fund may, with or without prior notice to the investor, reject further purchase orders from that investor, and disclaim responsibility for any consequent losses that the investor may incur related to the rejected purchases. Alternatively, the Funds may limit the amount, number or frequency of any future purchases and/or the method by which an investor may request future purchases and redemptions. A Fund’s response to any particular market timing activity will depend on the facts and circumstances of each case, such as the extent and duration of the market timing activity and the investor’s trading history in the Fund. While a Fund cannot assure the prevention of all excessive trading and market timing, by making these judgments, the Funds believe they are acting in a manner that is in the best interests of shareholders.

Financial intermediaries may establish omnibus accounts with the Funds. Omnibus accounts include multiple investors and typically provide the Funds with a net purchase or redemption. The identity of individual investors ordinarily are not known to or tracked by the Funds. The Funds will enter into information sharing agreements with certain financial intermediaries under which the financial intermediaries are obligated to: (1) enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to the Funds; (2) furnish the Funds, upon request, with information regarding customer trading activities in shares of the Fund; and (3) enforce the Funds’ market-timing policy with respect to customers identified by a Fund as having engaged in market timing.

The Funds apply these policies and procedures to all shareholders believed to be engaged in market timing or excessive trading. While the Funds may monitor transactions at the omnibus account level, the netting effect makes it more difficult to identify and eliminate market-timing activities in omnibus accounts. The Funds have no arrangements to permit any investor to trade frequently in shares of a Fund, nor will it enter into any such arrangements in the future.

Financial intermediaries maintaining omnibus accounts with the Funds may impose market timing policies that are more restrictive than the market timing policy adopted by the Board of Trustees. For instance, these financial intermediaries may impose limits on the number of purchase and sale transactions that an investor may make over a set period of time and impose penalties for transactions in excess of those limits. Financial intermediaries also may exempt certain types of transactions from these limitations. If you purchased your shares through a financial intermediary, you should read carefully any materials provided by the financial intermediary together with this prospectus to fully understand the market timing policies applicable to you.

Payments to Financial Intermediaries

The Adviser may, at its own expense and out of its own profits, provide additional cash payments to financial intermediaries who sell shares of a Fund and/or whose clients or customers hold shares of a Fund. These additional payments generally are made to financial intermediaries that provide shareholder or administrative services, or distribution related services. Payments generally are based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.

TAXES

The following discussion is only a summary of certain U.S. federal income tax issues generally affecting the Funds and their shareholders. Except where noted, the following discussion addresses only the U.S. federal income tax consequences of an investment in the Funds and does not address any non-U.S., state, or local tax consequences. The following assumes that a Fund’s shares will be capital assets in the hands of a shareholder. Circumstances among investors may vary, so you are encouraged to discuss investment in the Funds with your tax adviser.

Each Fund intends to meet all requirements under Subchapter M of the Code necessary to qualify and be eligible each year for treatment as a “regulated investment company,” and thus does not expect to pay any U.S. federal income tax on income and capital gains that are timely distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in Fund-level taxation and would adversely affect shareholders’ investments in Fund shares.

Taxation of Fund Distributions. The Funds intend to distribute all, or substantially all, of their net investment income and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses, in each case determined with reference to any loss carryforwards) to their shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive.

For U.S. federal income tax purposes, distributions of investment income are generally taxable to Fund shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gains from the sale of investments a Fund owned (or is deemed to have owned) for more than one year over net short-term capital losses from the sale of investments a Fund owned (or is deemed to have owned) for one year or less, that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) will generally be taxable to a shareholder receiving such distributions as long-term capital gain includible in net capital gain and taxed to individuals at reduced rates. Distributions attributable to the excess of net short-term capital gains over net long-term capital losses will be taxable as ordinary income.

Distributions of investment income made to a non-corporate shareholder properly reported by a Fund as derived from “qualified dividend income,” if any, received by a Fund will be subject to tax at the lower rates applicable to net capital gains, provided that the shareholder and the Fund meet certain holding period and other requirements.

Distributions are subject to U.S. federal income taxes as described herein whether received in cash or reinvested in additional shares. In addition, Fund distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s NAV reflects gains that are either unrealized or realized but not distributed. Distributions may also be subject to state and local taxes.

An additional 3.8% Medicare contribution tax is imposed on certain net investment income of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends, including any Capital Gain Dividends, paid by the Funds, and net capital gains recognized on the sale, redemption or other taxable disposition of shares of a Fund.

Dividends declared by the Funds and payable to shareholders of record in October, November or December of one year and paid in January of the next year generally are taxable in the year in which the dividends are declared, rather than the year in which the dividends are received.

You will be notified annually of the amount of income, dividends and net capital gains distributed. If you purchase shares of a Fund through a financial intermediary, that entity will provide this information to you.

Redemption or Sale of Fund Shares. Selling or redeeming your Fund shares is a taxable event and may result in the recognition of gain or loss. Gain or loss, if any, recognized by a shareholder on a redemption, sale or other taxable disposition of Fund shares generally will be taxed as long-term capital gain or loss if the shareholder held the shares for more than one year, and as short-term capital gain or loss if the shareholder held the shares for one year or less. Short-term capital gains generally are taxed at the rates applicable to ordinary income. Any loss realized upon a disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any Capital Gain Dividends received by the shareholder with respect to the shares. The deductibility of capital losses is subject to limitations. See “Cost Basis Reporting” below for information about certain cost basis reporting obligations. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.

Taxation of Certain Fund Investments. Investment income and proceeds received by the Funds from sources within foreign countries may be subject to foreign withholding or other taxes. In that case, a Fund’s yield on those securities would be decreased. The United States has entered into tax treaties with many foreign countries which may entitle the Funds to a reduced rate of such taxes or exemption from taxes on such income or proceeds. It is impossible to determine the effective rate of foreign tax for the Funds in advance since the amount of the assets to be invested within various countries is not known.

If more than 50% in value of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund may elect to “pass through” to its shareholders the amount of foreign income and similar foreign taxes paid or deemed paid by it. If a Fund so elects, each of its shareholders would be required to include in gross income, even though not actually received, its pro rata share of such foreign taxes paid or deemed paid by the Fund, but would be treated as having paid its pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount as a foreign tax credit against federal income tax (but not both). A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by a Fund is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. It is anticipated that the Global Listed Fund will qualify to make such election; however, the Fund cannot be certain that it will be eligible to make such an election for a given year. Even if a Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

In addition, the Funds’ investments in foreign securities may be subject to special tax rules that have the effect of increasing or accelerating a Fund’s recognition of ordinary income and may affect the timing or amount of a Fund’s distributions.

Backup Withholding. The Funds are required in certain circumstances to withhold on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the United States) if the shareholder does not furnish the Funds with certain information and certifications or the shareholder is otherwise subject to backup withholding.

Foreign Shareholders. The Funds, which are offered for sale in the United States, are not widely available outside the United States. Non-U.S. investors should be aware that U.S. withholding and estate taxes and certain U.S. tax reporting requirements may apply to any investment in the Funds.

Foreign shareholders invested in the Funds should consult with their tax advisers as to if and how the U.S. federal income tax law and its withholding requirements apply to them. Generally, the Funds will withhold 30% (or lower applicable treaty rate) on distributions to foreign shareholders.

Cost Basis Reporting. The Internal Revenue Service (“IRS”) requires the Funds to report to shareholders and the IRS the cost basis and certain other related tax information on the sale of Fund shares acquired directly from the Funds on or after January 1, 2012 (“covered shares”). If you acquired and hold shares directly through the Funds and not through a financial intermediary, the Funds will use an average cost single category methodology for tracking and reporting your cost basis on covered shares, unless you request, in writing, another cost basis reporting methodology. If you acquire and hold shares through a financial intermediary, such cost basis and other related tax information will be provided by your financial intermediary. Please consult your financial intermediary for more information regarding available methods for cost basis reporting and how to select a particular method. Please consult your tax adviser to determine which available cost basis method is best for you.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans or tax-advantaged arrangements. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and arrangements and the precise effect of an investment on their particular tax situation.

Please see the SAI for further information regarding certain U.S. federal income tax consequences of an investment in the Funds.

You should consult your tax adviser for more information on your own situation, including possible U.S. federal, state, local, foreign or other applicable taxes.

ACCOUNT POLICIES

Important Notice Regarding Delivery of Shareholder Documents. The Funds will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name. This process, known as “householding,” reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, call the Funds at 866-811-6468 (toll free) or 312-557-3182 and we will begin separate mailings to you within 30 days of your request. If you or others in your household invest in the Funds through a broker or other financial intermediary, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

Notice Regarding Unclaimed Property. Many states have unclaimed property rules that provide for transfer to the state (also known as “escheatment”) of unclaimed property under various circumstances. These circumstances include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office as undeliverable) or a combination of both inactivity and returned mail. Unclaimed or inactive accounts may be subject to escheatment laws, and each Fund and each Fund’s transfer agent will not be liable to shareholders and their representatives for good faith compliance with those laws. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent at 866-811-6468 (toll free) or 312-557-3182 at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance of the Funds for the past five years or since commencement of operations. The financial highlights information for all periods is that of the corresponding Acquired Fund. The total return in the table represents the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information presented in the tables below has been audited by Tait, Weller & Baker LLP, the independent registered public accounting firm of the Acquired Funds, whose report, along with the Acquired Funds’ financial statements, are included in the Acquired Funds’ Form N-CSR filing, which is available upon request.

FIRST SENTIER AMERICAN LISTED INFRASTRUCTURE FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,			December 29, 2020* through October 31, 2021
			2024	2023	2022
Net asset value, beginning of period	$10.81		$8.54	$10.95	$12.12	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.10		0.22	0.18	0.23	0.09
Net realized and unrealized gain/(loss) on investments and foreign currency	(0.11)		2.32	(0.69)	(0.70)	2.03

Total from investment operations	(0.01)		2.54	(0.51)	(0.47)	2.12

LESS DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(0.21)		(0.19)	(0.24)	(0.14)	—
Distributions from net realized gains	(0.40)		(0.08)	(1.66)	(0.56)	—

Total dividends and distributions	(0.61)		(0.27)	(1.90)	(0.70)	—

Net asset value, end of period	$10.19		$10.81	$8.54	$10.95	$12.12

Total return	-0.08	%+	30.35%	-6.83%	-4.23%	21.20	%+
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$3,614		$3,643	$2,542	$2,173	$5,469
Ratio of net expenses to average net assets:
Before fee waivers and expense reimbursement	7.90	%++	8.80%	10.15%	6.67%	6.45	%++
After fee waivers and expense reimbursement	0.75	%++	0.75%	0.75%	0.75%	0.75	%++
Ratio of net investment income/(loss) to average net assets:
Before fee waivers and expense reimbursement	(5.23	%)++	(5.68%)	(7.37%)	(4.44%)	(4.36	%)++
After fee waivers and expense reimbursement	1.92	%++	2.37%	2.03%	1.48%	1.34	%++
Portfolio turnover rate	38.49	%+	82.30%	78.02%	73.76%	58.21	%+

+	Not annualized.
++	Annualized.
*	Commencement of operations.

FIRST SENTIER GLOBAL LISTED INFRASTRUCTURE FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.66		$9.67	$10.49	$11.93	$10.24	$11.56

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.11		0.29	0.24	0.19	0.19	0.13
Net realized and unrealized gain/(loss) on investments and foreign currency	0.51		1.96	(0.55)	(0.90)	1.77	(1.10)

Total from investment operations	0.62		2.25	(0.31)	(0.71)	1.96	(0.97)

LESS DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(0.28)		(0.26)	(0.18)	(0.21)	(0.13)	(0.16)
Distributions from net realized gains	(0.29)		—	(0.33)	(0.52)	(0.14)	(0.19)

Total dividends and distributions	(0.57)		(0.26)	(0.51)	(0.73)	(0.27)	(0.35)

Net asset value, end of period	$11.71		$11.66	$9.67	$10.49	$11.93	$10.24

Total return	5.64	%+	23.64%	-3.51%	-6.30%	19.36%	-8.62%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$129,573		$127,682	$102,673	$76,782	$70,588	$56,463
Ratio of net expenses to average net assets:
Before fee waivers and expense reimbursement	1.14	%++	1.13%	1.17%	1.24%	1.30%	1.50%
After fee waivers and expense reimbursement	0.95	%++	0.95%	0.95%	0.95%	0.95%	0.94%
Ratio of net investment income to average net assets:
Before fee waivers and expense reimbursement	1.67	%++	2.39%	2.15%	1.49%	1.34%	1.05%
After fee waivers and expense reimbursement	1.86	%++	2.57%	2.37%	1.78%	1.69%	1.61%
Portfolio turnover rate	34.59	%+	64.63%	41.43%	43.81%	56.09%	61.67%

+	Not annualized.
++	Annualized.

APPENDIX C: SERVICE PROVIDERS

The Investment Adviser

First Sentier Investors (US) LLC, located at 10 East 53rd Street, 21st Floor, New York, New York 10022, is the Acquired Funds’ investment adviser and is expected to serve as the Acquiring Funds’ investment adviser. The Adviser is an SEC-registered investment advisory firm formed in 2014. The Adviser offers investment management services to pension plans, investment companies, endowments, state and municipal organizations as well as charitable organizations.

The Investment Sub-Adviser

First Sentier Investors (Australia) IM Ltd, located at Level 5, Tower Three International Towers Sydney, 300 Barangaroo Avenue, Barangaroo NSW 2000, Australia, has been engaged by FSI to serves as the Acquired Funds’ investment sub-adviser to manage the investments of the Acquired Funds. It is expected that FSI Australia will serve as the Acquiring Funds’ investment sub-adviser to manage the investments of the Acquired Funds. FSI (Australia) is an Australian domiciled investment adviser regulated by the Australian Securities and Investments Commission and registered with the SEC and is an affiliate of FSI.

Portfolio Managers

First Sentier American Listed Infrastructure Fund

Andrew Greenup (Deputy Head of Global Listed Infrastructure, Senior Portfolio Manager) and Jessica Jouning (Senior Analyst and Assistant Portfolio Manager) are the Sub-Adviser’s portfolio managers responsible for the day-to-day management of the Fund. They have managed the Fund since its inception in 2025.

Each Portfolio Manager served as portfolio manager of the Acquired Fund.

First Sentier Global Listed Infrastructure Fund

Peter Meany (Head of Global Listed Infrastructure), Andrew Greenup (Deputy Head of Global Listed Infrastructure) and Edmund Leung (Senior Portfolio Manager) are the Sub-Adviser’s portfolio managers responsible for the day-to-day management of the Fund. They have managed the Fund since its inception in 2025.

Each Portfolio Manager served as portfolio manager of the Acquired Fund.

The Funds’ SAI provides additional information about the portfolio managers, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Funds.

Andrew Greenup, Deputy Head of Global Listed Infrastructure at the Sub-Adviser, is one of the portfolio managers responsible for the day-to-day management of the First Sentier American Listed Infrastructure Fund and First Sentier Global Listed Infrastructure Fund’s portfolios. Mr. Greenup began his career at the Sub-Adviser in July 2005. Prior to joining the Sub-Adviser, Mr. Greenup worked at Allianz Global Investors as a senior analyst in Australian equities. Mr. Greenup holds a Bachelor Business (First Class Honours) from the Queensland University of Technology (QUT) and was awarded the QUT University medal. He has completed a Graduate Diploma in Applied Finance & Investment from the Financial Services Institute of Australasia and a Postgraduate Diploma in International Relations from Macquarie University. Andrew is an Associate of the Australian Institute of Company Directors, a Fellow of the Financial Services Institute of Australia, a member of the Australian Institute of International Affairs.

Peter Meany, Head of Global Listed Infrastructure at the Sub-Adviser, is one of the portfolio managers responsible for the day-to-day management of the First Sentier Global Listed Infrastructure Fund’s portfolio.

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Mr. Meany began his career at the Sub-Adviser in January 2007. Prior to joining the Sub-Adviser, Mr. Meany was responsible for research coverage of the Infrastructure and Utilities sectors at Credit Suisse (Australia). Mr. Meany holds a Bachelor of Economics (Finance) from Macquarie University.

Edmund Leung is a Senior Portfolio Manager for the Global Listed Infrastructure team at the Sub-Adviser. He is one of the portfolio managers responsible for the day-to-day management of the Furst Sentier Global Listed Infrastructure Fund’s portfolio. In his role, Mr. Leung is responsible for research coverage of a number of sectors; and for managing listed infrastructure portfolios on behalf of institutional and wholesale clients. He brings specialist investment experience to the role having previously covered toll roads, rail, ports, airports, communications infrastructure and utilities for the team. Mr. Leung initially joined the Sub-Adviser in January 2007. His investment experience over this time included smaller companies analysis with the Asia Pacific/Global Emerging Markets team in Hong Kong and credit analysis for a number of sectors with the Global Fixed Interest and Credit team. Prior to joining the Sub-Adviser, Mr. Leung was an Actuarial Analyst at Aviva Australia conducting financial modelling and analysis of wealth management products. Mr. Leung holds a Bachelor of Commerce (Hons) from the University of Melbourne and is a CFA charterholder.

Jessica Jouning is a Senior Analyst and Assistant Portfolio Manager for the First Sentier Global Listed Infrastructure team at First Sentier Investors and is one of the portfolio managers responsible for the day-to-day management of the First Sentier American Listed Infrastructure Fund’s portfolio. She is responsible for research coverage of the Railroads and Waste Management sectors. This role primarily involves generation and presentation of investment ideas to the team, driven by intensive due diligence including meetings with various industry participants, producing financial valuation models, qualitative reviews of companies and writing of research reports. She brings specialist listed infrastructure investment experience to the role having previously covered the U.S. utilities, Asia-Pacific utilities and global ports sectors. She is Assistant Portfolio Manager on the Fund with Andrew Greenup, having had responsibilities for portfolio management within the team for the last six years. In this role she is involved in the portfolio construction and execution of the Fund and growing this business for clients. Ms. Jouning initially joined First Sentier Investors in February 2010 on the university graduate program. Ms. Jouning holds a Bachelor of Commerce (First Class Honours) from the University of Queensland. Her Honours research thesis was published in the Journal of Banking and Finance.

Administrator, Distributor, Transfer Agent and Custodian

The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, serves as the Funds’ Administrator and Fund Accounting Agent, Transfer Agent, and Custodian. Foreside Fund Officer Services, LLC, a wholly owned subsidiary of Foreside Financial Group (dba ACA Group), 190 Middle St., Suite 301, Portland, Maine 04101, provides compliance services and financial controls services to the Funds.

Foreside Financial Services, LLC (the “Distributor”), 190 Middle St., Suite 301, Portland, Maine 04101 is the principal underwriter and distributor of the Funds. It is a Delaware limited liability company. The Distributor is a subsidiary of Foreside Financial Group, LLC (doing business as ACA Group). See “Principal Underwriter” in the SAI. The Distributor is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

The SAI has more information about the Adviser and the Funds’ other service providers.

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APPENDIX D: PRINCIPAL RISKS FOR EACH ACQUIRING FUND

First Sentier American Listed Infrastructure Fund

By itself, the Fund is not a complete, balanced investment plan. The Fund cannot guarantee that it will achieve its investment objectives. Losing all or a portion of your investment is a risk of investing in the Fund. The following risks are considered principal and could affect the value of your investment in the Fund:

Infrastructure Companies Risk. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Some of the specific risks that infrastructure companies may be particularly affected by, or subject to, include the following: regulatory risk, technology risk, regional or geographic risk, natural disasters risk, through-put risk, project risk, strategic asset risk, operation risk, customer risk, interest rate risk, inflation risk and financing risk.

In particular, the operations of infrastructure projects are exposed to unplanned interruptions caused by significant catastrophic events, such as pandemics, cyclones, earthquakes, landslides, floods, explosion, fire, terrorist attack, major plant breakdown, pipeline or electricity line rupture or other disasters. Operational disruption, as well as supply disruption, could adversely impact the cash flows available from these assets.

Further, national and local environmental laws and regulations affect the operations of infrastructure projects. Standards are set by these laws, and regulations are imposed regarding certain aspects of health and environmental quality, and they provide for penalties and other liabilities for the violation of such standards, and establish, in certain circumstances, obligations to remediate and rehabilitate current and former facilities and locations where operations are, or were, conducted. These laws and regulations may have a detrimental impact on the financial performance of infrastructure projects.

Utilities Sector Risk. The utilities sector is subject to significant government regulation and oversight. Deregulation, however, may subject utility companies to greater competition and may reduce their profitability. Companies in the utilities sector may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with U.S. federal and state regulations, among other factors.

Industrials Sector Risk. Companies in the industrials sector may be adversely affected by, among other things, supply and demand for raw materials and for products and services. In addition, government regulation, world events, exchange rates and economic conditions, technological developments and product obsolescence, fuel prices, labor agreements, insurance costs, and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Concentration Risk. Since the securities of companies in the same industry or group of industries will comprise a significant portion of the Fund’s portfolio, the Fund will be more significantly impacted by adverse developments in such industries than a fund that invests in a wider variety of industries.

Management Risk. The American Listed Fund is subject to management risk as an actively managed portfolio. First Sentier Investors (Australia) IM Ltd (the “Sub-Adviser”) will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Sub-Adviser may be incorrect in its assessment of a stock’s appreciation potential.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation);

interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Equity Securities Risk. Equity securities may fluctuate in value, sometimes rapidly and unpredictably, more than other asset classes, such as fixed income securities, and may fluctuate in price based on actual or perceived changes in a company’s financial condition and overall market and economic conditions and perceptions. If the market prices of the Fund’s investments fall, the value of your investment in the Fund will go down.

Depositary Receipt Risk. Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. In addition, investments in ADRs may be less liquid than the underlying shares in their primary trading market.

Foreign Securities Risk. Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, wars, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Changes in currency rates and exchange control regulations, and the imposition of sanctions, confiscations, trade restrictions, and other government restrictions by the United States and/or other governments may adversely affect the value of the Fund’s investments in foreign securities. In addition, issuers of foreign securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards.

Stapled Securities Risk. A stapled security is comprised of two different securities—a unit in a trust related to the company and a share of a company—that are “stapled” together and treated as a unit at all times, including for transfer or trading. The characteristics and value of a stapled security are influenced by both underlying securities. The listing of stapled securities on a domestic or foreign exchange does not guarantee a liquid market for stapled securities.

Real Estate Investment Trusts Risk. The value of real estate investment trusts and similar REIT-like entities (“REITs”) may be affected by the condition of the economy as a whole and changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, property taxes, interest rates, liquidity of the credit markets and the real estate regulatory environment. REITs that concentrate their holdings in specific businesses, such as apartments, offices or retail space, will be affected by conditions affecting those businesses.

Initial Public Offering Risk. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Small- and Medium-Sized Companies Risk. Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

Non-Diversification Risk. To the extent that the Fund invests its assets in fewer securities, the Fund is subject to a greater risk of loss if any of those securities become permanently impaired than a fund that invests more widely.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

First Sentier Global Listed Infrastructure Fund

By itself, the Fund is not a complete, balanced investment plan. The Fund cannot guarantee that it will achieve its investment objectives. Losing all or a portion of your investment is a risk of investing in the Fund. The following risks are considered principal and could affect the value of your investment in the Fund:

Management Risk. The Global Listed Fund is subject to management risk as an actively managed portfolio. First Sentier Investors (Australia) IM Ltd (the “Sub-Adviser”) will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Sub-Adviser may be incorrect in its assessment of a stock’s appreciation potential.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Equity Securities Risk. Equity securities may fluctuate in value, sometimes rapidly and unpredictably, more than other asset classes, such as fixed income securities, and may fluctuate in price based on actual or perceived changes in a company’s financial condition and overall market and economic conditions and perceptions. If the market prices of the Fund’s investments fall, the value of your investment in the Fund will go down.

Infrastructure Companies Risk. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Some of the specific risks that infrastructure companies may be particularly affected by, or subject to, include the following:

regulatory risk, technology risk, regional or geographic risk, natural disasters risk, through-put risk, project risk, strategic asset risk, operation risk, customer risk, interest rate risk, inflation risk and financing risk.

In particular, the operations of infrastructure projects are exposed to unplanned interruptions caused by significant catastrophic events, such as cyclones, earthquakes, landslides, floods, explosion, fire, terrorist attack, major plant breakdown, pipeline or electricity line rupture or other disasters. Operational disruption, as well as supply disruption, could adversely impact the cash flows available from these assets.

Further, national and local environmental laws and regulations affect the operations of infrastructure projects. Standards are set by these laws, and regulations are imposed regarding certain aspects of health and environmental quality, and they provide for penalties and other liabilities for the violation of such standards, and establish, in certain circumstances, obligations to remediate and rehabilitate current and former facilities and locations where operations are, or were, conducted. These laws and regulations may have a detrimental impact on the financial performance of infrastructure projects.

Utilities Sector Risk. The utilities sector is subject to significant government regulation and oversight. Deregulation, however, may subject utility companies to greater competition and may reduce their profitability. Companies in the utilities sector may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with U.S. federal and state regulations, among other factors.

Industrials Sector Risk. Companies in the industrials sector may be adversely affected by, among other things, supply and demand for raw materials and for products and services. In addition, government regulation, world events, exchange rates and economic conditions, technological developments and product obsolescence, fuel prices, labor agreements, insurance costs, and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Concentration Risk. Since the securities of companies in the same industry or group of industries will comprise a significant portion of the Fund’s portfolio, the Fund will be more significantly impacted by adverse developments in such industries than a fund that invests in a wider variety of industries.

Foreign Securities Risk. Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, wars, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Changes in currency rates and exchange control regulations, and the imposition of sanctions, confiscations, trade restrictions, and other government restrictions by the United States and/or other governments may adversely affect the value of the Fund’s investments in foreign securities. In addition, issuers of foreign securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. These risks can be elevated in emerging markets. Investments in emerging markets are generally more volatile than investments in developed foreign markets.

Emerging Markets Risk. The Fund’s investments in non-U.S. issuers in developing or emerging market countries may involve increased exposure to changes in economic, social and political factors as compared to investments in more developed countries. The economies of most emerging market countries are in the early stage of capital market development and may be dependent on relatively fewer industries. As a result, their economic systems are still evolving. Their legal and political systems may also be less stable than those in developed economies. Securities markets in these countries can also be smaller, and there may be increased settlement risks. The Public Company Accounting Oversight Board, which regulates auditors of U.S. companies, is unable to inspect audit work papers in certain foreign countries. Investors in emerging markets often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited. Emerging market countries often suffer from currency devaluation and higher rates of inflation. Due to these risks, securities issued in developing or emerging countries may be more volatile, less liquid, and harder to value than securities issued in more developed countries.

Foreign Currency Risk. Because the Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates. Such changes will also affect the Fund’s income.

Depositary Receipt Risk. Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. In addition, investment in ADRs, EDRs and GDRs may be less liquid than the underlying shares in their primary trading market.

Stapled Securities Risk. As discussed above, a stapled security is comprised of two different securities —a unit of a trust and a share of a company—that are “stapled” together and treated as a unit at all times, including for transfer or trading. The characteristics and value of a stapled security are influenced by both underlying securities. The listing of stapled securities on a domestic or foreign exchange does not guarantee a liquid market for stapled securities.

Real Estate Investment Trusts Risk. The value of real estate investment trusts and similar REIT-like entities (“REITs”) may be affected by the condition of the economy as a whole and changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, property taxes, interest rates, liquidity of the credit markets and the real estate regulatory environment. REITs that concentrate their holdings in specific businesses, such as apartments, offices or retail space, will be affected by conditions affecting those businesses.

Limited Partnership and MLP Risk. Investments in securities (units) of partnerships, including MLPs, involve risks that differ from an investment in common stock. Holders of the units of limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. Certain tax risks are associated with an investment in units of limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a limited partnership, including a conflict arising as a result of incentive distribution payments. In addition, investments in certain investment vehicles, such as limited partnerships and MLPs, may be illiquid. Such partnership investments may also not provide daily pricing information to their investors, which will require the Fund to employ fair value procedures to value its holdings in such investments.

Initial Public Offering Risk. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Small- and Medium-Sized Companies Risk. Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

APPENDIX E: SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

The following table provides information about the persons or entities who, to the knowledge of each Acquired Fund, owned beneficially or of record 5% or more of any class of that Fund’s outstanding shares as of the Record Date. The Acquiring Funds did not have any shares outstanding as of Record Date.

Acquired Fund/Class	Shareholder Name & Address	% held as of July 31, 2025

First Sentier Global Listed Infrastructure Fund	CAPINCO C/O US BANK NA PO BOX 1787 MILWAUKEE WI 53201-1787	97.91%
First Sentier American Listed Infrastructure Fund	US BANK NA CUST RANDY G PAAS IRA ROLLOVER 1901 WHITEWOOD RIDGE DR LOUISVILLE KY 40245-4397	61.81%
First Sentier American Listed Infrastructure Fund	MAILCODE BD1N - ATTN MF C/O RELIANCE TRUST COMPANY WI MARIL & CO FBO SG 4900 W BROWN DEER ROAD MILWAUKEE WI 53223-2422	27.62%
First Sentier American Listed Infrastructure Fund	BACHAR BEAINI 56 7TH AVE APT 19H NEW YORK NY 10011-6666	5.65%

E-1

FORM OF PROXY	FORM OF PROXY

ADVISORS SERIES TRUST

SPECIAL MEETING OF SHAREHOLDERS TO BE HELD OCTOBER 8, 2025

777 EAST WISCONSIN AVENUE, 5TH FLOOR, MILWAUKEE, WISCONSIN 53202

[INSERT FUND NAME]

THIS PROXY IS BEING SOLICITED BY THE BOARD OF TRUSTEES. The undersigned shareholder(s) of the above-mentioned fund (the “Fund”), a series of the Advisors Series Trust (the “Trust”), hereby appoints Jeffrey T. Rauman and Kevin J. Hayden, or any one of them, true and lawful attorneys with power of substitution of each, to vote all shares of the Fund which the undersigned is entitled to vote, at the Special Meeting of Shareholders (the “Special Meeting”) to be held on October 8, 2025 at 12:00 p.m., Eastern Time, at the offices of U.S. Bank Global Fund Services, located at 777 East Wisconsin Avenue, 5th Floor, Milwaukee, Wisconsin 53202 and at any or all adjournments or postponements thereof. In their discretion, the proxy holders named above are authorized to vote upon the proposal described in the Notice of Meeting and such other matters as may properly come before the Special Meeting or any adjournments or postponements thereof.

RECEIPT OF THE NOTICE OF THE SPECIAL MEETING AND THE ACCOMPANYING PROXY STATEMENT IS HEREBY ACKNOWLEDGED. THIS PROXY CARD WILL BE VOTED AS INSTRUCTED. IF NO SPECIFICATION IS MADE AND THE PROXY CARD IS EXECUTED, THE PROXY CARD WILL BE VOTED “FOR” THE PROPOSAL SET FORTH ON THE REVERSE.

CONTROL #:

SHARES:

Note: Please date and sign exactly as the name appears on this proxy card. When shares are held by joint owners/tenants, at least one holder should sign. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person.

Signature(s) (Title(s), if applicable)

Date

PLEASE VOTE VIA THE INTERNET OR TELEPHONE OR MARK, SIGN, DATE AND RETURN THIS PROXY USING THE ENCLOSED ENVELOPE

CONTINUED ON THE REVERSE SIDE

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

VOTE THIS PROXY CARD TODAY!

THERE ARE 3 EASY WAYS TO VOTE YOUR PROXY:

1.

By Phone: Call Okapi Partners toll-free at: 888-785-6617 to vote with a live proxy services representative. Representatives are available to take your vote or to answer any questions Monday through Friday 9:00 AM to 8:00 PM (EST).

OR

2.	By Internet: Refer to your proxy card for the control number and go to: www.OkapiVote.com/FirstSentier and follow the simple on-screen instructions.

OR

3.	By Mail: Sign, Date, and Return this proxy card using the enclosed postage-paid envelope.

If possible, please utilize option 1 or 2 to ensure that your vote is received and registered in time for the meeting on October 8, 2025

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE PROPOSAL

	FOR	AGAINST	ABSTAIN

1.  To approve an Agreement and Plan of Reorganization by and among the Advisors Series Trust, on behalf of the above-referenced Fund (the “Acquired Fund”), Datum One Series Trust, on behalf of the corresponding series thereof of the same name (the “Acquiring Fund”), and First Sentier Investors (US) LLC, to reorganize the Acquired Fund into a corresponding shell series of the same name of Datum One Series Trust; and

	☐	☐	☐

2. To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

You may have received more than one proxy card due to multiple investments in the Trust.

PLEASE REMEMBER TO VOTE ALL OF YOUR PROXY CARDS!

PLEASE FOLD ALONG THE PERFORATION, DETACH AND RETURN THE UPPER PORTION IN THE ENCLOSED ENVELOPE.

CONTINUED AND TO BE SIGNED ON REVERSE SIDE

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE

SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 8, 2025

THE PROXY STATEMENT AND THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS FOR THIS MEETING

ARE AVAILABLE AT: WWW.OKAPIVOTE.COM/FIRSTSENTIER

PART B

Datum One Series Trust

Statement of Additional Information

First Sentier American Listed Infrastructure Fund

First Sentier Global Listed Infrastructure Fund

August 20, 2025

This Statement of Additional Information (“SAI”) of the Funds listed above (each an “Acquiring Fund” and collectively the “Acquiring Funds”) is available to the shareholders of certain series (each an “Acquired Fund” and collectively the “Acquired Funds”) of Advisors Series Trust (“AST”), each with the same name as the Acquiring Funds listed above, in connection with a proposed transaction whereby all of the assets and liabilities of each Acquired Fund will be transferred to its corresponding Acquiring Fund, in exchange for shares of the Acquiring Fund (each reorganization a “Reorganization” and together, the “Reorganizations”).

In addition to the information included in this SAI, the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission, are incorporated by reference herein:

1.

The prospectuses and statement of additional information (“SAI”) of AST on behalf of the Acquired Funds, dated February 28, 2025 (File No. 811-07959; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0000894189-25-001385) (the “Acquired Funds’ Prospectus”)

2.

A supplement to the Acquired Funds’ Prospectus and SAI, dated July 17, 2025 (File No. 811-07959; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0000894189-25-005014)

3.

The Tailored Shareholder Reports and audited financial statements, including the financial highlights, with respect to the Acquired Funds, for the fiscal year ended October 31, 2024, as filed on Form N-CSR by the Acquired Funds (File No. 811-07959; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001133228-25-000333)

3.

The Tailored Shareholder Reports and unaudited financial statements, including the financial highlights, with respect to the Acquired Funds, for the six-month period ended April 30, 2025, as filed on Form N-CSR by the Acquired Funds (File No. 811-07959; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001133228-25-007140);

Because the Acquiring Funds had not yet commenced operations as of the date of this SAI, no financial statements, annual or semi-annual reports for the Acquiring Funds are available at this time.

This SAI is not a prospectus. A Proxy Statement/Prospectus dated August 20, 2025, relating to the Reorganizations may be obtained, without charge, by writing to The Northern Trust Company at 333 S. Wabash Avenue Attention: Funds Center, Floor 38 Chicago, IL 60604. This SAI should be read in conjunction with the Proxy Statement/Prospectus.

Additional Information about the Acquiring Funds

Attached hereto as Appendix A is the Statement of Additional Information of the Acquiring Funds.

Independent Registered Public Accounting Firms

Deloitte & Touche LLP, serves as an independent registered public accounting firm for the Acquiring Funds and provides audit services and tax return preparation services. Its address is 111 South Wacker Drive, Chicago, IL 60606-4301.

Tait, Weller, & Baker LLP (“Tait Weller”), Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102, serves as independent registered public accounting firm for the Acquired Funds. The annual financial statements and notes thereto incorporated by reference have been audited by Tait Weller, as indicated in their report with respect thereto, and are incorporated by reference in reliance on the authority of their report as experts in accounting and auditing.

Supplemental Financial Information

Tables showing the fees and expenses of the Acquiring Funds and Acquired Funds, and the fees and expenses of the Acquiring Funds on a pro forma basis after giving effect to the proposed Reorganization, are included in “PROPOSAL — APPROVAL OF THE REORGANIZATIONS: How do the fees and expenses compare?” in the Proxy Statement/Prospectus. Under the Agreement and Plan of Reorganization, the Acquiring Funds are proposed to be reorganized into the Acquired Funds. The Reorganizations will not result in any material changes in the Acquired Funds’ investment portfolios because the Acquired Funds and their corresponding Acquiring Funds have the same investment objectives and substantially similar investment strategies and policies as described in the Proxy Statement/Prospectus. As a result, schedules of investments of the Acquiring Funds modified to show the effects of such changes are not required and are not included.

There are no material differences in accounting policies of the Target Funds as compared to those of the Acquiring Funds.

FSI, the investment adviser to the Acquiring Funds, and not the Acquired Funds or Acquiring Funds, will pay all costs associated with the reorganizations, other than certain costs specified in the Proxy Statement/Prospectus.

1

APPENDIX A

Statement of Additional Information of the Acquiring Funds

2

STATEMENT OF ADDITIONAL INFORMATION

August 20, 2025

Datum One Series Trust

First Sentier American Listed Infrastructure Fund

Class I Shares (FLIAX)

First Sentier Global Listed Infrastructure Fund

Class I Shares (FLIIX)

This Statement of Additional Information (“SAI”) contains additional information about the Funds listed above. This SAI is not a prospectus and should be read in conjunction with the Prospectus dated August 20, 2025, as supplemented or revised from time to time. The Funds are each a series of Datum One Series Trust (the “Trust”). The Funds are offered through a Prospectus, dated August 20, 2025, as amended or supplemented from time to time. The Funds are newly organized and have been created for the purpose of acquiring the assets and liabilities of certain predecessor funds (as defined below). The predecessor funds’ financial statements are incorporated into this SAI by reference to the predecessor funds’ most recent Form N-CSR and Form N-CSRS filings.

Information for the Funds is as of the date noted. Investors may obtain free copies of the Funds’ Prospectus or the predecessor funds’ Annual and Semi-Annual Reports free of charge by visiting the Funds’ website at www.firstsentierfunds.com, by writing to the Funds’ transfer agent, The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766, or by calling 866-811-6468 (toll free) or 312-557-3182. This SAI contains information that may be useful to investors but which is not included in the Prospectus.

TRUST HISTORY

This SAI describes the First Sentier American Listed Infrastructure Fund (the “American Listed Fund”) and the First Sentier Global Listed Infrastructure Fund (the “Global Listed Fund”, each a “Fund” and together the “Funds”), which are each a series of Datum One Series Trust (the “Trust”). The Trust is a Massachusetts business trust organized under the laws of The Commonwealth of Massachusetts on February 28, 2020. The Trust’s Agreement and Declaration of Trust, as amended (the “Declaration of Trust”), which is governed by Massachusetts law, is on file with the Secretary of The Commonwealth of Massachusetts. First Sentier Investors (US) LLC (the “Adviser”) serves as investment adviser to the Funds. First Sentier Investors (Australia) IM Limited serves as investment sub-adviser to the Funds.

Each of the Funds assumed all of the assets and liabilities of its corresponding predecessor fund, each a series of Advisors Series Trust bearing the same name as the Funds: the First Sentier American Listed Infrastructure Fund (the “American Listed Predecessor Fund”) and the First Sentier Global Listed Infrastructure Fund (the “Global Listed Predecessor Fund”, each a “Predecessor Fund” and together the “Predecessor Funds”) in a reorganization that closed on or about November 3, 2025 (the “Reorganization”). The Adviser also served as investment adviser to the Predecessor Funds. Any historical information provided in this SAI for each of the Funds is that of its corresponding Predecessor Fund.

The Trust may, from time to time, create additional series offered through new, revised or supplemented prospectuses or private placement memoranda and statements of additional information.

FUND CLASSIFICATION

Each Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Global Listed Fund is a “diversified” investment company under the 1940 Act. The American Listed Fund is a “non-diversified” investment company under the 1940 Act.

CAPITALIZATION AND SHARE CLASSES

The Trust has an unlimited number of shares of beneficial interest that may, without shareholder approval, be divided into an unlimited number of series of such shares, which, in turn, may be divided into an unlimited number of classes of such shares. Each Fund described in this SAI currently offers one class of shares. Generally, expenses and liabilities incurred by or arising in connection with a particular series of the Trust or class of shares are allocated only to that series of the Trust or class of shares. Expenses and liabilities not incurred by or arising in connection with a particular class of a series of the Trust or series of the Trust are allocated in relation to the respective net asset value of each series of the Trust or on such other basis as the Trustees may in their discretion determine.

Shares of each series of the Trust entitle their holders to one vote per share, with fractional shares voting proportionally; however, a separate vote will be taken by each series of the Trust or class of shares when required by the 1940 Act or when the Trustees of the Trust have determined that the matter affects one or more series of the Trust or classes of shares materially differently. When a matter affects only the interests of one or more series of the Trust or classes of shares, only shareholders of those series of the Trust or classes of shares shall be entitled to vote on the matter. Shares have noncumulative voting rights in the election of Trustees. Shareholders have the right to call a meeting to remove Trustees. Shareholders also have the power to vote with respect to such additional matters relating to the Trust as may be required by the Trust’s Declaration of Trust, the Trust’s Bylaws or any registration of the Trust with the SEC (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Under the Trust’s Declaration of Trust, the Trustees have the power and authority to, from time to time and without shareholder approval, (1) divide the shares of any series into two or more classes, (2) divide or combine the shares of any series or class into a greater or lesser number without thereby changing the proportionate beneficial interest in the series or class, and (3) combine the shares or two or more classes of any series into a single class, or combine the shares of two or more series into a single series. Shares have no preemptive or subscription rights and are transferable. Shares are entitled to dividends as declared by the Trust and approved by the Trustees of the Trust, and if a Fund were liquidated, holders of each class of shares of that Fund would receive the net assets of that Fund attributable to the class of shares.

Pursuant to the Trust’s Declaration of Trust, the Trust has the right, at its option, to redeem Fund shares held by a shareholder at any time at the net asset value thereof: (i) if at such time such shareholder owns fewer shares of any series or class than, or shares having an aggregate net asset value of less than, an amount determined from time to time by the Trustees; (ii) to the extent that such shareholder owns shares of a particular series equal to or in excess of a percentage of the outstanding shares of that series determined from time to time by the Trustees; (iii) to the extent that such shareholder owns shares of the Trust representing a percentage equal to or in excess of such percentage of the aggregate number of outstanding shares of the Trust or the aggregate net asset value of the Trust determined from time to time by the Trustees; (iv) if such shareholder fails to supply appropriate personal and tax identification information requested by the Trust; (v) if such Shareholder fails to meet or maintain the qualifications for ownership of a particular series or class; or (vi) if the Trustees determine for any other reason, in their sole discretion, that the ownership of shares by a shareholder is not in the best interests of the remaining shareholders of the Trust or of the applicable series or class.

INVESTMENT POLICIES AND STRATEGIES

In addition to the principal investment strategies and the principal risks of the Funds described in the Prospectus, the Funds may employ other investment practices and may be subject to additional risks, which are described below. The Funds are not required to engage in any particular transaction or purchase any particular type of securities or investment even if to do so might benefit the Funds. Unless otherwise stated herein, all investment policies and restrictions of the Funds may be changed by the Board of Trustees without notice to shareholders or shareholder approval. In addition, the Funds may be subject to restrictions on their ability to utilize certain investments or investment techniques. Unless otherwise noted, these additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders.

Diversification

The Global Listed Fund is diversified. This means, among other things, that as to 75% of the Fund’s total assets (1) no more than 5% may be in the securities of a single issuer, and (2) it may not hold more than 10% of the outstanding voting securities of a single issuer.

Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time the Fund purchases a security. This means that, as to 75% of the Fund’s total assets (1) no more than 5% may be invested in the securities of a single issuer, and (2) the Fund may not hold more than 10% of the outstanding voting securities of a single issuer. However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. Accordingly, the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund qualifying as a diversified mutual fund under applicable federal securities laws.

Non-Diversification of Investments

The American Listed Fund is non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that there is no restriction as to how much the Fund may invest in the securities of any one issuer. However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund intends to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code. Pursuant to these requirements, at the end of each taxable quarter, each Fund, among other things, will not have investments in the securities of any one issuer (other than U.S. Government securities) of more than 25% of the value of the Fund’s total assets. In addition, each Fund, with respect to 50% of its total assets, will not have investments in the securities of any issuer equal to 5% of the Fund’s total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer. As a non-diversified investment company, the Fund may be subject to greater risks than diversified companies because of the larger impact of fluctuation in the values of securities of fewer issues.

Market and Regulatory Risk

Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by a Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value (“NAV”), and an increase in Fund expenses. It may also be difficult to identify both investment risks and opportunities, in which case investment objectives may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions, pandemics, epidemics and other similar circumstances in one or more countries or regions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.

Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of a Fund’s investments may be negatively affected.

Percentage Limitations

Whenever an investment policy or limitation states a maximum percentage of each Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of a Fund’s acquisition or sale of such security or other asset. Accordingly, except with respect to borrowing, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with each Fund’s investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not, buy. If this happens, a Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

The Funds may invest in the following types of investments, each of which is subject to certain risks, as discussed below:

Equity Securities

Common stocks, preferred stocks, convertible securities, rights, warrants and American Depositary Receipts (“ADRs”) are examples of equity securities in which a Fund may invest. All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Historically, the equity markets have moved in cycles and the value of the securities in a Fund’s portfolio may fluctuate substantially from day to day. Owning an equity security can also subject a Fund to the risk that the issuer may discontinue paying dividends.

Common Stocks. A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to a Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to a Fund.

Preferred Stocks. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. A preferred stock has a blend of the characteristics of a bond and common stock. Preferred stock generally does not carry voting rights. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities. Each Fund may invest in convertible securities. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation. In such situations, a Fund may have to pay more for a convertible security than the value of the underlying common stock.

Rights and Warrants. Each Fund may invest in rights and warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock and it is issued at a predetermined price in proportion to the number of shares already owned. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the current market. Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone. An investment in rights and warrants may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, although their value is influenced by the value of the underlying security, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Small- and Medium-Sized Companies

To the extent a Fund invest in the equity securities of small- and medium-sized companies, it will be exposed to the risks of smaller sized companies. Small- and medium-sized companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies. Furthermore, such companies may have limited product lines, services, markets, or financial resources or may be dependent on a small management group. In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership or are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

Investment Companies

Each Fund may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”), money market mutual funds and other mutual funds in pursuit of its investment objective, subject to the limitations set forth in the 1940 Act. Each Fund may invest in money market mutual funds in connection with its management of daily cash positions. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds becomes a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Funds’ own operations.

Section 12(d)(1)(A) of the 1940 Act generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund. There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

The SEC recently adopted revisions to the rules permitting Funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to Fund of Funds arrangements. While new Rule 12d1-4 permits more types of Fund of Fund arrangements without an exemptive order, it imposes new conditions, including limits on control and voting of acquired Funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

The Funds may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act. The provisions of Section 12(d)(1) shall not apply to securities purchased or otherwise acquired by a fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by a fund and all affiliated persons of a fund; and (ii) a fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price including a sales load or service fee that exceeds the limits set forth in Rule 2341 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”) applicable to a Fund of Funds (e.g., 8.5%). In accordance with Rule 12d1-1 under the 1940 Act, the provisions of Section 12(d)(1) shall not apply to shares of money market funds purchased by the Fund, whether or not for temporary defensive purposes, provided that the Fund does not pay a sales charge, distribution fee or service fee as defined in Rule 2341 of the Conduct Rules of FINRA on acquired money market fund shares (or the Adviser must waive its advisory fees in an amount necessary to offset any sales charge, distribution fee or service fee).

Exchange-Traded Funds. ETFs are open-end investment companies whose shares are listed on a national securities exchange. An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock. Similar to investments in other investment companies discussed above, a Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since a Fund will be investing in another investment company. In addition, a Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above. To the extent a Fund invests in ETFs which focus on a particular market segment or industry, the Funds will also be subject to the risks associated with investing in those sectors or industries. The shares of the ETFs in which a Fund will invest will be listed on a national securities exchange and a Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its NAV per share. As a purchaser of ETF shares on the secondary market, a Fund will be subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so. Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks and only through participating organizations that have entered into contractual agreements with the ETF. A Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

Foreign Investments

The Funds may make investments in securities of non-U.S. issuers (“foreign securities”).

Depositary Receipts. The American Listed Fund reserves the right to invest up to 20% of its net assets in American Depositary Receipts (“ADRs”). The Global Listed Fund reserves the right to invest up to 75% of its net assets in ADRs.

ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter. While ADRs do not eliminate all the risks associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, a Fund will avoid currency and certain foreign market trading risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for ADRs quoted on a national securities exchange. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are generally more uniform and more exacting than those to which many foreign issuers may be subject.

In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information about an issuer that has participated in the creation of a sponsored program. There may be an increased possibility of untimely responses to certain corporate actions of the issuer, such as stock splits and rights offerings, in an unsponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts. If a Fund’s investment depends on obligations being met by the arranger as well as the issuer of an unsponsored program, a Fund will be exposed to additional credit risk.

Foreign Currency Transactions (Global Listed Fund)

The Fund may invest in foreign currency exchange transactions. Exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.

Risks of Investing in Foreign Securities

Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors. Individual economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

Currency Fluctuations. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR’s underlying portfolio securities denominated in that currency. Such changes will affect a Fund to the extent that a Fund is invested in ADRs comprised of foreign securities.

To the extent a Fund invests in securities denominated or quoted in currencies other than the U.S. dollar, the Fund will be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the income and appreciation or depreciation of the investments. Changes in foreign currency exchange ratios relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s yield on such assets. In addition, the Fund will incur costs in connection with conversions between various currencies.

The Global Listed Fund’s foreign currency exchange transactions may be conducted on a spot basis (that is, cash basis) at the spot rate for purchasing or selling currency prevailing in the foreign currency exchange market. The Global Listed Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract.

Taxes. The interest and dividends payable to a Fund on certain of a Fund’s foreign securities may be subject to foreign withholding or other taxes, thus reducing the net amount of income available for distribution to Fund shareholders. A Fund may not be eligible to, or may elect not to, pass through to its shareholders any tax credits or deductions with respect to such foreign withholding or other taxes.

In considering whether to invest in the securities of a non-U.S. company, the Adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the United States and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which a Fund will be invested in non-U.S. companies, foreign countries and depositary receipts will fluctuate from time to time within any limitations described in the Prospectus, depending on the Adviser’s assessment of prevailing market, economic and other conditions.

Brexit. On January 31, 2020, the United Kingdom (the “UK”) formally withdrew from the European Union (the “EU”) (commonly referred to as “Brexit”) and, after a transition period, the UK left the EU single market and customs union under the terms of a new trade agreement, effective January 1, 2021. The agreement governs the relationship between the UK and EU with respect to trading goods and services, but that agreement does not include an agreement on financial services, and it is unlikely that such agreement will be concluded. Moreover, the UK government has started a program of financial services law reform with the ultimate aim of repealing many EU financial services laws that were assimilated into UK law from January 1, 2021, and replacing them with legislation or rules made by the UK government or financial services regulators. Accordingly, uncertainty remains in certain areas as to the future relationship between the UK and the EU. The effects of Brexit are also being shaped by the trade agreements that the UK negotiates with other countries. Although the longer term political, regulatory, and economic consequences of Brexit are uncertain, Brexit has caused volatility in UK, EU, and global markets. The potential negative effects of Brexit on the UK and EU economies and the broader global economy could continue to include, among others, business and trade disruptions, volatility and illiquidity, and lower economic growth of markets in the UK, EU and globally, which could negatively impact the value of a Fund’s investments. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations while the relationship between the UK and EU continues to be defined and the UK determines which EU laws to replace or replicate.

Emerging Markets (Global Listed Fund)

The Fund may invest in foreign securities that may include securities of companies located in developing or emerging markets, which entail additional risks, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict an underlying fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Russia/Ukraine. Russia has attempted to assert its influence in Eastern Europe in the recent past through economic and military measures, including military incursions into Georgia in 2008 and eastern Ukraine in 2014, heightening geopolitical risk in the region and tensions with the West. In February 2022, Russia initiated a large-scale invasion of Ukraine resulting in the displacement of millions of Ukrainians from their homes, a substantial loss of life, and the widespread destruction of property and infrastructure throughout Ukraine. In response to Russia’s invasion of Ukraine, the governments of the United States, the European Union, the United Kingdom, and many other nations joined together to impose heavy economic sanctions on certain Russian individuals, including its political leaders, as well as Russian corporate and banking entities and other Russian industries and businesses. The sanctions restrict companies from doing business with Russia and Russian companies, prohibit transactions with the Russian central bank and other key Russian financial institutions and entities, ban Russian airlines and ships from using many other countries’ airspace and ports, respectively, and place a freeze on certain Russian assets. The sanctions also removed some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally to facilitate cross-border payments. In addition, the United States has banned oil and other energy imports from Russia, and the United Kingdom made a commitment to phase out oil imports from Russia by the end of 2022. The United States, the European Union, the United Kingdom, and their global allies may impose additional sanctions or other intergovernmental actions against Russia in the future, but Russia may respond in kind by imposing retaliatory economic sanctions or countermeasures. The extent and duration of the war in Ukraine and the longevity and severity of sanctions remain unknown, but they could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas, throughout the world. Further, an escalation of the military conflict beyond Ukraine’s borders could result in significant, long-lasting damage to the economies of Eastern and Western Europe as well as the global economy.

Stapled Securities

A Fund may invest in stapled securities to gain exposure to many infrastructure companies in Australia. A stapled security, which is widely used in Australia, is a security that is comprised of two parts that cannot be separated from one another, a unit in a trust related to the company and a share of a company. The resulting security is influenced by both parts, and must be treated as one unit at all times, such as when buying or selling a security. The characteristics and value of a stapled security are influenced by both underlying securities. The listing of stapled securities on a domestic or foreign exchange does not guarantee a liquid market for stapled securities.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in shares of REITs. REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as a Fund, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code. A Fund will indirectly bear their proportionate share of any expenses paid by REITs in which they invest in addition to the expenses paid by the Fund. Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Act. REITs (especially mortgage REITs) are also subject to interest rate risks.

Investing in foreign real estate companies makes the Funds more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. In addition, foreign real estate companies depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. Foreign real estate companies have their own expenses, and each Fund will bear a proportionate share of those expenses.

Limited Partnerships and Master Limited Partnerships (Global Listed Fund)

The Fund may invest in publicly traded limited partnerships and Master Limited Partnerships (“MLPs”). MLPs are businesses organized as limited partnerships that trade their proportionate shares of the partnership (units) on a public exchange. MLPs are required to pay out most or all of their earnings in distributions. Generally speaking, MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. As an income vehicle, the unit price may be influenced by general interest rate trends independent of specific underlying fundamentals. In addition, most MLPs are fairly leveraged and typically carry a portion of “floating” rate debt. As such, a significant upward swing in interest rates would drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.

Initial Public Offerings

Each Fund may purchase shares in initial public offerings (“IPOs”). Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund’s portfolio and may lead to increased expenses to a Fund, such as brokerage commissions and transaction costs. By selling shares, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Investing in IPOs increases risk because IPO shares are frequently volatile in price. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

Derivatives

Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying asset(s). Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

A Fund investing in derivatives will be subject to credit risk with respect to the counterparties to any over-the-counter derivatives contracts purchased by a Fund as well as the clearing broker and clearing houses through which the Fund maintains its futures, exchange-listed and other cleared derivatives. If a counterparty (including a clearing broker or clearing house) becomes bankrupt or otherwise fails to perform its obligations, a Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. A Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in the Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes.

Options on securities, futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the Adviser’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

U.S. and non U.S. legislative and regulatory reforms, including those related to the Dodd-Frank Wall Street Reform and Consumer Protection Act have resulted in, and may in the future result in, substantial regulation of derivative instruments and a Fund’s use of such instruments. Such regulations could, among other things, restrict the Fund’s ability to engage in derivative transactions (for example, by making certain types of derivative instruments or transactions no longer available to a Fund), establish mandatory clearing, margin, and reporting requirements and/or increase the costs of derivatives transactions, and the Fund may as a result be unable to execute its investment strategies in a manner its portfolio managers might otherwise choose.

The U.S. Commodity Futures Trading Commission (“CFTC”), certain foreign regulators, and many futures exchanges have established (and continue to evaluate and monitor) speculative position limits (“position limits”) on the maximum speculative position which any person, or group of persons acting in concert, may hold or control in particular contracts. In addition, U.S. federal position limits apply to swaps that are economically equivalent to futures contracts on certain agricultural, metals, and energy commodities. All positions owned or controlled by the same person or entity, even if in different accounts, must be aggregated for purposes of complying with the speculative limits. Thus, even if the Funds do not intend to exceed applicable position limits, it is possible that different clients managed by the Adviser or Sub-Adviser and their affiliates may be aggregated for this purpose. Therefore, the trading decisions of the Adviser may have to be modified and positions held by the Funds liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Funds. A violation of position limits could also lead to regulatory action materially adverse to the Funds’ investment strategy. The Funds may also be affected by regimes of the European Union and United Kingdom that impose position limits on its trade of commodity derivative contracts.

Rule 18f-4 under the 1940 Act regulates registered investment companies’ use of derivatives and certain financing transactions (e.g., reverse repurchase agreements). Among other things, Rule 18f-4 requires that funds that invest in derivative instruments beyond a specified limited amount to apply a value-at-risk based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. Funds that use derivative instruments (beyond certain currency and interest rate hedging transactions) in a limited amount are not subject to the full requirements of Rule 18f-4. Rule 18f-4 could restrict a Fund’s ability to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions, which could adversely affect the value or performance of the Fund.

Each of the Funds is classified as a limited derivatives user under Rule 18f-4 under the 1940 Act. As a limited derivatives user each Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. This restriction is not fundamental and may be changed by a Fund without a shareholder vote.

The Funds are operated by the Adviser, who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”) with respect to the Funds pursuant to Rule 4.5 under the CEA (the “exclusion”) promulgated by the U.S. Commodity Futures Trading Commission (the “CFTC”). Accordingly, the Adviser (with respect to each Fund) is not subject to registration or regulation as a “commodity pool operator,” under the CEA. To remain eligible for the exclusion, the Funds will be limited in their ability to use certain financial instruments regulated under the CEA, including futures and options on futures and certain swaps transactions (collectively “commodity interests”). In the event that the Funds’ investments in commodity interests are not within the thresholds set forth in the exclusion, the Adviser may be required to register as a “commodity pool operator” with the CFTC with respect to the Funds. The Funds’ ability to invest in commodity interests is limited by the Adviser’s intention to operate the Funds in a manner that would permit the Adviser to continue to claim the exclusion under Rule 4.5, which may adversely affect a Funds’ total return. In the event the Adviser becomes unable to rely on the exclusion in Rule 4.5 and is required to register with the CFTC as a commodity pool operator with respect to the Funds, the Funds’ expenses may increase, adversely affecting a Fund’s total return.

Risks of Derivatives - While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of a Fund than if it had not entered into any derivatives transactions. Derivatives may magnify a Fund’s gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities a Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.

Derivative Management Risk—If the Adviser incorrectly predicts stock market and interest rate trends, a Fund may lose money by investing in derivatives. For example, if a Fund were to write a call option based on its Adviser’s expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price.

When-Issued Securities

Each Fund may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in a Fund’s NAV. During the period between purchase and settlement, no payment is made by a Fund and no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Illiquid and Restricted Securities

Pursuant to Rule 22e-4 under the 1940 Act, a Fund may not acquire any “illiquid investment” if, immediately after the acquisition, a Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Funds have implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limits are applied as of the date the Funds purchases an illiquid investment. It is possible that the Funds’ holding of illiquid investment could exceed the 15% limit, for example as a result of market developments or redemptions. Each Fund may purchase certain restricted securities that can be resold to institutional investors and which may be determined not to be illiquid investments pursuant to a Fund’s liquidity risk management program. In many cases, those securities are traded in the institutional market pursuant to Rule 144A under the Securities act of 1933, as amended (the “1933 Act”) and are called Rule 144A securities.

Investments in illiquid investments involve more risks than investments in similar securities that are readily marketable. Illiquid investments may trade at a discount from comparable, more liquid investments. Investment of a Fund’s assets in illiquid investments may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund’s operations require cash, such as when the Fund has net redemptions, and could result in the Fund borrowing to meet short-term cash requirements or incurring losses on the sale of illiquid investments.

Restricted securities sold in private placement transactions between issuers and their purchasers are neither listed on an exchange nor traded in other established markets and may be illiquid. In many cases, the privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. To the extent privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could be less than those originally paid by a Fund or less than the fair value of the securities. A restricted security may be determined to be liquid under a Fund’s liquidity risk management program established pursuant to Rule 22e-4 depending on market, trading, or investment-specific considerations related to the restricted security. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, a Fund may be required to bear the expenses of registration. Private placement investments may involve investments in smaller, less seasoned issuers, which may involve greater risks than investments in more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in private placement securities, a Fund may obtain access to material non-public information about an issuer of private placement securities, which may restrict a Fund’s ability to conduct transactions in those securities.

Borrowing

The Funds may be permitted to borrow for temporary purposes, for investment purposes and to more efficiently manage the portfolio. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require the Funds to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed from a bank, with an exception for borrowings not in excess of 5% of a Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of a Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Funds may be required to sell some of their portfolio holdings within three days (not including Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if a Fund sells holdings at that time. Borrowing, like other forms of leverage, will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased, if any. The Funds also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

From time to time, the Funds may enter into, and make borrowings for temporary purposes related to the redemption of shares, including under a credit agreement with third-party lenders or the custodian. Such borrowings will be allocated among the series of the Trust pursuant to guidelines approved by the Board of Trustees. In addition to borrowing money from a bank, the Funds may enter into reverse repurchase agreements, dollar rolls, sale-buybacks and other transactions that can be viewed as forms of borrowings, but for which a Fund may not have to have 300% asset coverage.

A reverse repurchase agreement involves the sale of a portfolio-eligible security by the Funds to another party, such as a bank or broker-dealer, coupled with their agreement to repurchase the security at a specified time and price. Under a reverse repurchase agreement, the Funds continue to receive any principal and interest payments on the underlying asset during the term of the agreement. Such transactions can be advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the returns they obtain on investments purchased with the cash.

The Funds also may engage in simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying asset pending settlement of a Fund’s repurchase of the underlying asset.

Reverse repurchase agreements, dollar rolls and sale-buybacks involve leverage risk and the risk that the market value of securities retained by the Funds may decline below the repurchase price of the securities that the Funds sold and are obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement, dollar roll or sale-buyback files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. To the extent permitted by applicable law, reverse repurchase agreements, dollar rolls, sale-buybacks and other similar instruments and transactions will not be subject to the Funds’ limitations on borrowings as specified under “Investment Restrictions” below.

Certain trading practices and investments, such as reverse repurchase agreements and similar financing transactions, may be considered to be borrowings or involve leverage and thus are subject to certain relevant Investment Company Act restrictions. In accordance with Rule 18f-4, when a Fund engages in reverse repurchase agreements and similar financing transactions, a Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as “derivatives transactions” and comply with Rule 18f-4 with respect to such transactions. See “Derivates” above.

Short-Term, Temporary, and Cash Investments

Each Fund may invest in any of the following securities and instruments:

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits. A Fund may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by a Fund will be dollar denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government. If a Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers. See “Foreign Investments” above. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that a Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in its Prospectus, a Fund may make interest bearing time or other interest bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. Each Fund may invest in certificates of deposit (interest bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations. Each Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Special Risks Related to Cyber Security.

With the increased use of technologies such as the Internet and the dependence on computer systems to perform business and operational functions, investment companies such as the Funds and their service providers may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. In general, cyber-attacks result from deliberate attacks, but unintentional events may have effects similar to those caused by cyber-attacks. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Funds or their adviser, custodians, transfer agent, and/or other third-party service providers may adversely impact a Fund and its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Funds to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. Cyber-attacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Funds inaccessible or inaccurate or incomplete. The Funds also may incur substantial costs for cyber security risk management in order to guard against any cyber incidents in the future. The Funds and their shareholders could be negatively impacted as a result. While the Funds or their service providers may have established business continuity plans and systems designed to guard against such cyber-attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers and may cause a Fund’s investment in such securities to lose value.

Large Transactions Risk.

To the extent a large proportion of the shares of a Fund are highly concentrated or held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, a Fund is subject to the risk that these shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Large shareholder transactions could adversely affect the ability of a Fund to conduct its investment program. For example, they could require a Fund to sell portfolio securities or purchase portfolio securities unexpectedly and incur substantial transaction costs and/or accelerate the realization of taxable income and/or gains to shareholders. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged plan. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income tax rate for shareholders who hold Fund shares in a taxable account. In addition, a Fund may be required to sell its more liquid portfolio investments to meet a large redemption, in which case a Fund’s remaining assets may be less liquid, more volatile, and more difficult to price. A Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. A number of circumstances may cause a Fund to experience large redemptions, such as changes in the eligibility criteria for a Fund or share class of the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel. Please refer to “Frequent Purchases and Redemptions of Fund Shares” for additional information.

INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions as fundamental policies, which means they cannot be changed without the approval of the holders of a “majority” of a Fund’s outstanding voting securities, as that term is defined in the 1940 Act. The term “majority” is defined in the 1940 Act as the lesser of: (i) 67% or more of the Fund’s voting securities present at a meeting of shareholders at which the holders of more than 50% of the outstanding voting securities of the Fund are present in person or represented by proxy; or (ii) more than 50% of the Fund’s outstanding voting securities.

Fundamental Policies: The investment restrictions numbered 1 through 7 below have been adopted as fundamental policies for each Fund.

1.

A Fund may not issue any class of securities which is senior to a Fund’s shares of beneficial interest, except to the extent a Fund is permitted to borrow money and except as otherwise consistent with applicable law from time to time.

2.	A Fund may borrow money to the extent permitted by applicable law from time to time.

3.

A Fund may not act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities or in connection with the purchase of securities directly from the issuer thereof, it may be deemed to be an underwriter under certain federal securities laws.

4.

A Fund may not purchase any security if as a result 25% or more of a Fund’s total assets (taken at current value) would be invested in securities of issuers in a single industry or group of industries, except that a Fund will invest over 25% of its net assets in the securities issued by companies operating in the infrastructure industry (for purposes of this restriction, bank loans and loan participations will be considered investments in the industry of the underlying borrower, investment companies are not considered to constitute an industry, and derivatives counterparties are not considered to be part of any industry).

5.

A Fund may make loans, including to affiliated investment companies, except to the extent a Fund is prohibited from doing so by applicable law. A Fund may purchase loan participations or otherwise invest in loans or similar obligations, and may make loans directly to borrowers, itself or as part of a lending syndicate. A Fund may purchase debt obligations or other financial instruments in which the Fund may invest consistent with its investment policies, enter into repurchase agreements, or lend its portfolio securities.

6.	A Fund may purchase or sell commodities to the extent permitted by applicable law from time to time.

7.

A Fund will not purchase real estate directly, but may possess, hold, purchase and/or dispose of it in connection with managing or exercising its rights in respect of its investments. A Fund may (i) purchase interests in issuers which deal or invest in real estate, including limited partnership interests of limited partnerships that invest or deal in real estate, purchase securities which are secured by real estate or interests in real estate, including real estate mortgage loans, and acquire (by way of foreclosure or otherwise), hold and/or dispose of real estate that secured, or is otherwise related to, an investment of the Fund. (For purposes of this restriction, investments by a Fund in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate.)

For purposes of applying the terms of the Funds’ fundamental policy number 4, the Adviser will, on behalf of the Funds, make reasonable determinations as to the appropriate industry classification to assign to each issuer of securities in which a Fund invests. As a general matter, the Funds consider an industry to be a group of companies whose principal activities, products or services offered give them a similar economic risk profile vis à vis issuers active in other sectors of the economy. The definition of what constitutes a particular industry is therefore an evolving one, particularly for issuers in industries that are new or are undergoing rapid development. Some issuers could reasonably fall within more than one industry category. The Funds take the position that mortgage-backed securities and asset-backed securities, whether government-issued or privately issued, do not represent interests in any particular industry or group of industries, and therefore the 25% concentration restrictions noted above do not apply to such securities. However, the Funds do look through each mortgage-backed and asset-backed security to examine the security’s underlying collateral to determine and monitor industry exposure. For purposes of the Fund’s policies (including the Fundamental policies discussed above), any actions taken or omitted or investments made in reliance on, or in accordance with, exemptive relief, no action relief, interpretive guidance or other regulatory or governmental action or guidance, shall be considered to have been taken, made, or omitted in accordance with applicable law.

Non-Fundamental Policies:

Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectus, the other investment policies described in this SAI or in the Prospectus, including the explanatory notes included above under the heading “Investment Restrictions — Fundamental Policies” are not fundamental and may be changed by approval of the Trustees without notice to or approval by the shareholders.

Other Information Regarding Investment Restrictions and Policies:

Fundamental Policies (1) through (3) and (5) through (7), as numbered above, limit a Fund’s ability to engage in certain investment practices and purchase securities or other instruments to the extent limited by applicable law, as that law changes from time to time. Applicable law includes the 1940 Act, the rules or regulations thereunder and applicable orders of the SEC as are currently in place. In addition, interpretations and guidance provided by the SEC staff may be taken into account, where deemed appropriate by the Fund, to determine if an investment practice or the purchase of securities or other instruments is permitted by applicable law. As such, the effects of these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change. The additional information set forth below regarding the Fund’s investment restrictions is not deemed to be part of the Fund’s investment restrictions and are not fundamental policies of the Fund. No shareholder vote will be required or sought if the information below is changed or when changes in statute, rules, regulations or orders (or if applicable, interpretations) change and such changes permit or require a resulting change in practice.

With respect to Fundamental Policy number 1, the ability of a fund to issue senior securities is circumscribed by complex regulatory constraints under the 1940 Act that restrict, for instance, the amount, timing, and form of senior securities that may be issued. Under the 1940 Act, a “senior security” does not include (i) any promissory note or other evidence of indebtedness issued in consideration of any loan, extension, or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed or (ii) any promissory note or evidence of indebtedness where such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed.

With respect to Fundamental Policy number 2, each Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) or in connection with engaging in transactions considered by the Commission to constitute a form of borrowing under the 1940 Act (e.g., reverse repurchase agreements) to the extent permitted by the Fund’s investment objectives and policies.

With respect to Fundamental Policy number 3, this restriction would permit the underwriting of securities to the extent permitted under the 1940 Act.

With respect to Fundamental Policy number 5, under the 1940 Act, the Fund may not make loans to persons who control or are under common control with the Fund.

With respect to Fundamental Policy number 6, this restriction would permit investment in commodities to the extent permitted under the 1940 Act. Commodities may be deemed to include any commodities contracts (including those with underlying bulk goods, such as grains, metals and foodstuffs), futures contracts and related options, options, and forward contracts. The 1940 Act does not directly limit the Funds’ ability to invest directly in physical commodities. However, the Funds’ direct and indirect investments in physical commodities may be limited by a Fund’s intention to qualify as a RIC, the Fund’s investment strategy, and other regulatory requirements. While each Fund does not intend to invest in commodities, the Funds may invest in certain derivatives that are regulated by the CFTC for the purpose of hedging currency or interest rate risk.

With respect to Fundamental Policy number 7, this restriction would permit the purchase, sale, or holding of real estate to the extent permitted under the 1940 Act. Real estate-related instruments include REITs, commercial and residential mortgage-backed securities, and real estate financings.

All percentage limitations and requirements (including those set forth in the fundamental policies discussed above) as to investments will apply only at the time of an investment to which the limitation or requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with the Funds’ limitations or requirements. Such percentage limitations and requirements do not apply to the asset coverage test set forth in Section 18(f)(1) of the 1940 Act.

The 1940 Act provides that a “vote of a majority of the outstanding voting securities” of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of a Fund are represented at the meeting in person.

It is contrary to the current policy of the Funds, which policy may be changed without shareholder approval, to invest more than 15% of a Fund’s net assets in securities which are determined to be illiquid by the Funds’ Board of Trustees (the “Board” or the “Trustees”), or persons designated by the Board to make such determinations (such as the Adviser) in accordance with procedures adopted by the Board.

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program to assess and manage its liquidity risk. Under its program, the Funds are required to classify its investments into specific liquidity categories and monitor compliance with limits on investments in illiquid securities. Illiquid investments are generally investments that the Funds cannot reasonably expect to be sold or disposed of in current market conditions in seven (7) calendar days or less without the sale or disposition significantly changing the market value of the instrument. A Fund will not invest more than 15% of its net assets in illiquid securities. While the liquidity risk management program attempts to assess and manage liquidity risk, there is no guarantee it will be effective in its operation, and it will not reduce the liquidity risk inherent in a Fund’s investments.

Restrictions Pursuant to Applicable Law

The Trust is registered under the 1940 Act as an investment company and each Fund seeks to qualify and be eligible for treatment each year as a regulated investment company (“RIC”) under Subchapter M of the Code.

Compliance with the requirements of the 1940 Act and other applicable law as well as each Fund’s desire to qualify and be eligible for treatment each year as a RIC may limit a Fund’s ability to achieve its investment objective, including by, among other things, limiting the types of investments it may make or hold from time to time and the counterparties with which the Funds may trade. Other accounts managed by the Adviser may invest and perform differently because they may not be subject to the same laws and restrictions as the Funds.

DISCLOSURE OF PORTFOLIO HOLDINGS

Through filings made with the SEC on Form N-CSR, the Funds make their full portfolio holdings publicly available to shareholders on a semi-annual basis. The Funds normally make such filings on or around the sixtieth day following the end of the Funds’ second and fourth fiscal quarters. The Funds transmit their complete portfolio schedules as of the end of the second and fourth fiscal quarters to shareholders in the Fund’s Form N-CSR filing.

In addition to filings made with the SEC, the Funds intend to make their full portfolio holdings as of the end of each calendar quarter available on the Funds’ website at www.firstsentierfunds.com, generally no later than thirty calendar days after the end of each calendar quarter.

To the extent that the Funds’ portfolio holdings have previously been disclosed publicly either through a filing made with the SEC on Form N-CSR, or by being posted to the Funds’ website, such holdings may also be disclosed to any third party that requests them.

On a quarterly basis, the complete schedule of the Funds’ portfolio holdings will be filed with the SEC on Form N-PORT and made publicly available. These schedules are available on the SEC website at www.sec.gov and on the Fund’s website at www.firstsentier.com.

Policies and Procedures. The Trust has adopted policies and procedures with respect to disclosure of the Funds’ portfolio holdings. The Funds may provide information regarding their portfolio holdings to their service providers where relevant to duties to be performed for the Funds. Such service providers include Fund accountants, administrators, investment advisers, custodians, independent public accountants, and attorneys. Neither the Funds nor any service provider to the Funds may disclose material information about the Funds’ holdings, trading strategies implemented or to be implemented in the Funds or about pending transactions in the Funds to other third parties except that information about portfolio holdings may be available to such third parties: (i) by providing a copy of the Funds’ latest Form N-CSR filing or the Funds’ latest Form N-PORT; (ii) in marketing materials, provided the portfolio holdings disclosed in the materials are at least 15 days old, or (iii) when the Funds have a legitimate business purpose for doing so and the recipients are subject to a confidentiality agreement or the Board has determined that the policies of the recipient are adequate to protect the information that is disclosed. Any party wishing to release portfolio holdings information on an ad hoc or special basis must submit any proposed arrangement to the Funds’ Chief Compliance Officer (“CCO”), who will review the arrangement together with the Funds’ President to determine (i) whether the arrangement has a legitimate business purpose, (ii) whether the arrangement is in the best interests of the Funds’ shareholders, (iii) whether the information will be kept confidential,

(iv) whether sufficient protections are in place to guard against personal trading based on the information, and (v) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Funds’ investment adviser, or any affiliated person of the Funds or the investment adviser. Such disclosures of portfolio holdings information shall be authorized in writing by the Funds’ CCO and President and shall be reported periodically to the Board by the Funds’ CCO. In no event shall such information be disclosed for compensation.

Examples of instances in which selective disclosure of a Fund’s portfolio securities may be appropriate include disclosure for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Adviser, disclosure to a performance reporting bureau or to a rating agency for use in developing a rating. Examples of instances in which selective disclosure is not appropriate include disclosure to assist a party in deciding when to buy or sell or hedge a position in the Funds or in securities held or under consideration for purchase by the Funds.

The Board of Trustees reviews and reapproves the policies and procedures related to portfolio disclosure, including the list of approved recipients, as often as deemed appropriate, and may make any changes it deems appropriate.

MANAGEMENT OF THE TRUST

Board Leadership Structure. The Board of Trustees consists of four Trustees, three of whom are not “interested persons” (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust (the “Independent Trustees”). The Chairman of the Board, Mr. Lloyd Wennlund, is an Independent Trustee. The Chairman of the Trustees presides at meetings of the Board and acts as a liaison with service providers, officers, attorneys and other Trustees generally between meetings, and performs such other functions as may be requested by the Board from time to time. The Board of Trustees will meet regularly, generally at least 4 times each year to discuss and consider matters concerning the Trust and the Funds and may also hold special meetings to address matters arising between regular meetings. Regular meetings generally take place in-person; other meetings may take place in-person or by telephone.

The Board of Trustees has established two standing Committees to facilitate the Trustees’ oversight of the management of the Trust: the Audit Committee and the Governance Committee. The functions and role of each Committee are described below under “Committees of the Board of Trustees.” The membership of each Committee consists of all of the Independent Trustees, which the Board believes allows them to participate in the full range of the Board’s oversight duties.

The Board plans to review its leadership structure periodically and has determined that its leadership structure, including Committees comprised entirely of Independent Trustees, is appropriate in light of the characteristics and circumstances of the Trust. In reaching this conclusion, the Board considered, among other things, the predominant roles of the Adviser and Administrator in the day-to-day management of the Funds’ affairs, the extent to which the work of the Board is conducted through the Committees, the asset classes in which the Funds invest, and the management and other service arrangements of the Funds. The Board also believes that its structure facilitates an efficient flow of information concerning the management of the Funds to the Independent Trustees.

Risk Oversight. The Funds have retained the Adviser to provide investment advisory services, and these service providers are immediately responsible for the management of risks that may arise from the Funds’ investments. The Board oversees the performance of these functions by the Adviser. The Board expects to receive from the Adviser a wide range of reports, both on a regular and as-needed basis, relating to the Funds’ activities and to the actual and potential risks of the Funds and the Trust as a whole. These include reports on investment risks, compliance with applicable laws, and the Funds’ financial accounting and reporting. The Board also regularly receives, from the Adviser and Administrator reports regarding the sale of the Funds’ shares, as well as related risks. In addition, the Board expects to meet periodically with the investment professionals who lead the Funds’ investment operations to receive reports regarding the portfolio management of the Funds, their performance, and their investment risks.

The Board has appointed a CCO. The CCO oversees the development and implementation of compliance policies and procedures that are reasonably designed to prevent violations of the federal securities laws (the “Compliance Policies”). The CCO reports directly to the Board. The CCO makes presentations to the Board at its quarterly meetings and provides an annual report on the application of the Compliance Policies. The Board periodically discusses relevant risks affecting the Trust with the CCO at its meetings. Further, the Board annually reviews the sufficiency of the Compliance Policies, as well as the appointment and compensation of the CCO.

The function of the Board with respect to risk management is one of periodic oversight and not active involvement in, or coordination of, day-to-day risk management activities for the Funds. The Board recognizes, however, that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals, and that the processes, procedures, and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees that may relate to risk management matters are typically summaries of the relevant information. There is no assurance that the Board of Trustees’ operations or leadership structure will identify, prevent, or mitigate risks in actual practice. The Funds are designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

Board of Trustees. The Trustees and executive officers of the Trust, their age, the position they hold with the Trust, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the Fund complex that the Trustees oversee and other directorships held by the Trustees of the Trust are listed in the following tables.

Except as shown, each Trustee’s and officer’s principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is Datum One Series Trust c/o The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, Attn: Board of Trustees, Datum One Series Trust.

Independent Trustees

The following table sets forth certain information concerning the Independent Trustees of the Trust:

Name, Address* and Year of Birth of Independent Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
JoAnn S. Lilek Year of Birth: 1956	Trustee	Indefinite/ March, 2020 to present	Advisory Board Member, MGX Beverage Group 2019 to present; Independent Contractor 2018 to present.	12	Amalgamated Financial Corporation and Amalgamated Bank, 2021 to present.

Patricia A. Weiland Year of Birth: 1959	Trustee	Indefinite/ March, 2020 to present	Independent Contractor, January 2024 to present; Consultant, PAW Consulting LLC, 2014 to 2024.	12	None.

Lloyd A. Wennlund Year of Birth: 1957	Trustee	Indefinite/ March, 2020 to present	Independent Contractor, June 2017 to present.	12	Calamos Funds (68 Funds), 2018 to present.

Interested Trustees

The following table sets forth certain information concerning the Trustees who are “interested persons” (as defined in the 1940 Act) of the Trust (each, an “Interested Trustee”):

Name, Address* and Year of Birth of Interested Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Ryan D. Burns(1) Year of Birth: 1976	Trustee	Indefinite/ March, 2020 to present	Senior Vice President, The Northern Trust Company, 1998 to present.	12	None

*	Each Trustee may be contacted at 50 South LaSalle Street, Chicago, Illinois 60603.
(1)

Mr. Burns may be deemed to be an “interested” person of the Trust, as that term is defined in the 1940 Act, by virtue of his affiliation with the Fund’s Administrator and Fund Accounting Agent, Transfer Agent, and Custodian.

Officers

The following table sets forth certain information concerning the Trust’s officers. The officers of the Trust are employees of the Trust’s Administrator or Distributor and certain of their affiliates:

Name, Address* and Year of Birth of Officer	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Barbara J. Nelligan Year of Birth: 1969	President	Indefinite/ March, 2020 to present	Senior Vice President, Global Fund Services Fund Governance Solutions, The Northern Trust Company 2018 to Present; Senior Vice President, Global Fund Services Product Management, The Northern Trust Company 2007 to 2018.

Gregory T. Mino Year of Birth: 1971	Vice President	Indefinite / December, 2023 to present	Senior Vice President, Global Fund Services Fund Governance Solutions, The Northern Trust Company, 2024 to present; Vice President, Global Fund Services Fund Governance Solutions, The Northern Trust Company, 2020 to 2024; Nuveen Solutions Chief Operating Officer, Nuveen Services LLC, 2017 to 2019.

Rodney L. Ruehle Year of Birth: 1968	Chief Compliance Officer and AML Officer	Indefinite/ August 2022 to present	Senior Principal Consultant, Foreside Fund Officer Services, LLC (doing business as ACA Group), 2016 to present.

Tracy L. Dotolo Year of Birth: 1976	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite/ March, 2020 to present	Director, Foreside Fund Officer Services, LLC (doing business as ACA Group), 2016 to present.

Stefania C. Suciu Year of Birth: 1979	Secretary	Indefinite/ June 2025 to present	Second Vice President, Global Fund Services Fund Governance Solutions, The Northern Trust Company, 2015 to present.

Kara M. Schneider Year of Birth: 1973	Assistant Secretary	Indefinite/ June 2025 to present	Second Vice President, Global Fund Services Fund Governance Solutions, The Northern Trust Company, 2021 to present; Manager, Ultimus Fund Solutions LLC, 2017 to 2021; Assistant Secretary of Advisers Investment Trust, 2021 to March 2023.

*	Each Officer may be contacted at 50 South LaSalle Street, Chicago, Illinois 60603.

Trustee Qualifications. The Board has determined that each Trustee should serve as such based on several factors (none of which alone is decisive). Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments, including those enumerated in the table above; (ii) the individual’s ability to work effectively with other members of the Board; (iii) the individual’s prior experience, if any, serving on the boards of public companies and other complex enterprises and organizations; and (iv) how the individual’s skills, experiences and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each current Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Funds, were a significant factor in the determination that the individual should serve as a Trustee of the Trust. Following is a summary of various qualifications, experiences and skills of each Trustee that contributed to the Board’s conclusion that an individual should serve on the Board:

Independent Trustees:

JoAnn Lilek – Ms. Lilek is an experienced corporate board director and executive for both public and private companies. She brings substantial experience in the financial services industry. She currently serves as a Qualified Audit Committee Financial Expert and audit committee chair of a publicly traded bank holding company.

Patricia Weiland – Ms. Weiland brings substantial experience in the financial services industry, having served as an executive officer to a financial services firm. She has experience with mutual funds, compliance and fund governance, operations, banking, wealth management, and trust services working in an executive capacity.

Lloyd Wennlund – Mr. Wennlund is a financial services executive with expertise in all aspects of asset management and broker-dealer functions. He brings extensive experience with respect to the operation of investment funds. He has served in key leadership roles, including as an independent director to a global asset management firm.

Interested Trustees:

Ryan Burns – Mr. Burns brings substantial experience in the financial services industry. He currently serves as the Head of Global Fund Services (Americas) for The Northern Trust Company.

References to the experience, qualifications, attributes, and skills of Trustees are pursuant to requirements of the U.S. Securities and Exchange Commission, do not constitute holding out of the Board of Trustees or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on such person or on the Board of Trustees by reason thereof.

Committees of the Board of Trustees

Audit Committee. The Board of Trustees has a separately-designated standing Audit Committee composed of all of the Independent Trustees of the Trust and chaired by Ms. Lilek. The Audit Committee provides oversight with respect to the internal and external accounting and auditing procedures of the Funds and, among other things, considers the selection of the independent registered public accounting firm for the Funds and the scope of the audit, approves all audit and permitted non-audit services proposed to be performed by those accountants on behalf of the Funds, and considers other services provided by those accountants to the Funds and the Adviser and its affiliates and the possible effect of those services on the independence of those accountants. During the fiscal year ended March 31, 2025 the Audit Committee held 3 meetings.

Governance Committee. The Governance Committee is composed of all of the Independent Trustees of the Trust and is responsible for oversight of the governance of the Funds. The Governance Committee will make nominations for independent trustee membership on the Board when necessary and consider nominees for election to the Board made by shareholders if the nomination is made in accordance with the Trust’s policies regarding shareholder nominations, which are attached to this SAI as Appendix A, review periodically Board governance practices and procedures and, as well as, the responsibilities and charters of each committee of the Board. Ms. Weiland serves as Chair of the Governance Committee. During the fiscal year ended March 31, 2025 the Governance Committee held 3 meeting.

Securities Ownership

For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Trust as of December 31, 2024, and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Trust’s family of investment companies. The dollar ranges used in the table are (i) None; (ii) $1-$10,000; (iii) $10,001-$50,000; (iv) $50,001-$100,000; and (v) Over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Funds within the Trust Overseen by Trustee
“Independent” Trustees
JoAnn S. Lilek	None	None
Patricia A. Weiland	None	None
Lloyd A. Wennlund	None	None
“Interested” Trustee
Ryan D. Burns	None	None

*	The Funds had not commenced operations as of December 31, 2024.

To the Trust’s knowledge as of a recent date, the Independent Trustees and their immediate family members do not beneficially own any securities in an investment Adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment Adviser or principal underwriter of the Trust.

Trustees’ Compensation

Effective August 5, 2024, the Independent Trustees receive an annual retainer of $100,000 divided into four quarterly payments for their services as Independent Trustees of the Trust. Prior to August 5, 2024, the Independent Trustees received an annual retainer of $50,000 divided into four quarterly payments for their services as Independent Trustees of the Trust. The retainer includes six meetings per year and, after six meetings, the Independent Trustees are paid $2,500 for each additional meeting.

The following table sets forth the compensation paid to the Independent Trustees for the fiscal year ended March 31, 2025. The Trust has no retirement or pension plans. Trustees who are deemed “Interested Trustees” of the Trust and the officers of the Trust receive no compensation from the Trust and are compensated in their capacities as employees of the Adviser, Northern Trust, Foreside, or its affiliates.

Name of Trustee	Aggregate Compensation from the Fund*	Total Compensation from Trust and Fund Complex to be Paid to Trustee
JoAnn S. Lilek	$0	$72,787
Patricia A. Weiland	$0	$72,787
Lloyd A. Wennlund	$0	$72,787
Ryan D. Burns	$0	$0

*	Because the Funds have not yet commenced operations as of March 31, 2025, the Independent Trustees did not receive compensation from it during the last fiscal year.

The Declaration of Trust provides that the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses, including but not limited to, amounts reasonably incurred in connection with the defense or disposition of any threatened, pending or contemplated action, suit or other proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal before any court or administrative or legislative or other body, in which they may be or may have been involved as a party or otherwise, while in office or thereafter, by reason of any alleged act or omission as a Trustee or officer or by reason of their offices with the Trust, except if it is determined in the manner specified in the Trust’s Declaration of Trust, that they (i) have not acted in good faith, (ii) not to have acted in the reasonable belief that their actions were in or not opposed to the best interests of the Trust (iii) in the case of a criminal proceeding, to have had reasonable cause to believe his or her action was unlawful or (iv) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such person’s office. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Additional Information

The Trustees of the Trust oversee generally the operations of the Funds and the Trust. The Trust enters into contractual arrangements with various parties, including among others the Funds’ Adviser, custodian, transfer agent and accountants, who provide services to the Funds. Shareholders are not parties to any such contractual arrangements and are not intended third party (or other form of) beneficiaries of those contractual arrangements. The Trust’s and the Funds’ contractual arrangements are not intended to create any shareholder rights to enforce such contracts directly against the service providers or to seek any remedy under those contracts directly against the service providers.

This SAI has been designed to meet the regulatory purpose of providing information concerning the Trust and the Funds that you should consider carefully in determining whether to purchase shares of the Funds. Neither the Prospectus, this SAI, nor the Funds’ registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Funds and any shareholder, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The Funds have not yet commenced operations. As of the date of this SAI, no shareholders of record owned 5% or more of a class of the Funds’ outstanding shares. Shareholders owning more than 25% of the shares of a Fund are considered to “control” the Fund as that term is defined under the 1940 Act.

Persons controlling a Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s Fundamental policies or the terms of the Investment Advisory Agreement with the Adviser.

As of July 31, 2025, the persons listed below owned beneficially or of record 5% or more of a class of a Predecessor Fund’s outstanding shares.

Global Listed Predecessor Fund

Name and Address	% Ownership
CAPINCO C/O US BANK NA PO BOX 1787 MILWAUKEE WI 53201-1787	97.91%

American Listed Predecessor Fund

Name and Address	% Ownership
US BANK NA CUST RANDY G PAAS IRA ROLLOVER 1901 WHITEWOOD RIDGE DR LOUISVILLE KY 40245-4397	61.81%
MAILCODE BD1N - ATTN MF C/O RELIANCE TRUST COMPANY WI MARIL & CO FBO SG 4900 W BROWN DEER ROAD MILWAUKEE WI 53223-2422	27.62%
BACHAR BEAINI 56 7TH AVE APT 19H NEW YORK NY 10011-6666	5.65%

THE INVESTMENT ADVISER, SUB-ADVISER AND ADMINISTRATOR

First Sentier Investors (US) LLC, located at 10 East 53rd Street, 21st Floor, New York, New York, 10022, acts as investment adviser to the Funds pursuant to an investment management agreement (the “Investment Management Agreement”) with the Trust. The Adviser is 100% owned by the Mitsubishi UFJ Financial Group, Inc., therefore the Mitsubishi UFJ Financial Group, Inc. is a control person of the Adviser.

First Sentier Investors (Australia) IM Ltd, located at Level 5, Tower Three International Towers Sydney, 300 Barangaroo Avenue, Barangaroo NSW 2000 Australia, serves as sub-adviser to the First Sentier American Listed Infrastructure Fund and the First Sentier Global Listed Infrastructure Fund pursuant to a separate sub-advisory agreement (the “Sub-Investment Management Agreement”) with the Adviser. First Sentier Investors (Australia) IM Ltd is an affiliate of the Adviser. First Sentier Investors (Australia) IM Ltd is 100% owned by the Mitsubishi UFJ Financial Group, Inc., therefore the Mitsubishi UFJ Financial Group, Inc. is a control person of First Sentier Investors (Australia) IM Ltd.

Investment Management Agreement. Under the Investment Management Agreement the Adviser, at its expense, provides the Funds with investment advisory and related services and, together with the Administrator (as defined below), advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Board of Trustees regarding the conduct of business of the Trust and the Funds, and in addition, at its expense, provides the Funds with certain services necessary for the operation of the Funds.

The Investment Management Agreement has been approved by the Board, including the Independent Trustees and by the initial shareholder of the Funds. Information regarding the basis for the Board’s approval of the Investment Management Agreement will be available in the Funds’ first shareholder report following commencement of operations.

Management Fees. Under the Investment Management Agreement, the Adviser is required to provide the Funds with a continuous investment program, including investment research and management with respect to all securities and investments and cash equivalents, in the Funds, in accordance with the investment objective, policies and restrictions of the Funds, and to determine, for the Funds, what securities and other investments shall be purchased, retained or sold, subject always to the provisions of the Trust’s Declaration of Trust and By-laws, and of the 1940 Act, and to such policies and instructions as the Trustees may from time to time establish.

For the services provided to the Funds under the Investment Management Agreement, the Funds pay the Adviser a monthly fee based on a Fund’s average daily net assets as shown below.

Fund	Advisory Fee (as a percentage of average daily net assets)
First Sentier American Listed Infrastructure Fund	0.75%
First Sentier Global Listed Infrastructure Fund	0.75%

As the Funds are newly formed, such Funds did not pay any management fee amounts to the Adviser during the prior fiscal year.

The Adviser oversees the investment advisory services provided to the Funds. Pursuant to the Sub-Investment Management Agreement, and under the supervision of the Adviser and the Board, First Sentier Investors (Australia) IM Ltd is responsible for the day-to-day investment management of the Funds. First Sentier Investors (Australia) IM Ltd is compensated by the Adviser from the management fees paid to the Adviser.

The amounts paid to First Sentier Investors (Australia) IM Ltd are based on the Adviser’s internal transfer pricing policy (discussed below). The percentage of compensation First Sentier Investors (Australia) IM Ltd receives from the Adviser will be approximately 0.75% of the Funds’ average daily net assets, but is subject to adjustment according to the Adviser’s transfer pricing methodology and therefore is subject to change.

The Adviser is part of a multi-national business which is required to apportion net profit or loss before tax among the countries where it conducts business in a manner that fairly reflects where the effort giving rise to the profit or loss takes place. This is called “transfer pricing” and is required to ensure that the Adviser and its affiliates pay appropriate taxes in countries where they conduct business. On a regular basis (quarterly or monthly) the Adviser analyzes the total revenues of the group of companies and apportions it among the various entities in the group based on a methodology that has been recommended by external auditors to comply with relevant tax regulations.

Currently the method of apportionment used is the “proportional weighted effort method.” This method uses remuneration of the individuals providing the service as a proxy for effort (the highest earner being 1 unit of effort and all others being a proportion of that). Revenue is apportioned around the jurisdictions by calculating the total effort spent on each Fund and then applying this by individuals’ locations. Based on the percentages calculated, the entity that has contracted with the Fund (client) will then pay out a portion of its revenue to the other jurisdictions.

After an initial two-year period, the Investment Management Agreement and Sub-Investment Management Agreement will continue in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Fund), and (2) a majority of the Trustees who are not interested persons of any party to the Investment Management Agreement and Sub-Investment Management Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval. The Investment Management Agreement and Sub-Investment Management Agreement may be terminated at any time, without penalty, by either party to the Investment Management Agreement and Sub-Investment Management Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.

Expense Limitations and Waivers. The Adviser has contractually agreed to waive its fees payable under the Investment Management Agreement (but not below zero) and/or reimburse the Funds for certain other expenses (including, but not limited to, organizational and offering costs), to the extent that a Fund’s Total Annual Fund Operating Expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies, and any other class-specific expenses, such as shareholder servicing plan fees (as determined under generally accepted principles)) exceed the amounts shown below of a Fund’s average daily net assets. Under the Expense Limitation Agreement, the Adviser may recoup any amounts waived or reimbursed within 36 months following the waiver or reimbursement, provided total expenses, including such recoupment, do not exceed the annual expense limit in place at the time of recoupment or the expense limitation in place at the time of the initial waiver and/or reimbursement. The contractual expense limitation arrangement is expected to continue until at least May 20, 2027, and will automatically be extended for one year periods unless the Adviser provides written notice of its intention to terminate the contractual arrangement. The arrangement may only be terminated earlier by the Board of Trustees of the Trust, or upon termination of the Investment Management Agreement.

Fund	Expense Cap (as a percentage of average daily net assets)
First Sentier American Listed Infrastructure Fund	0.75%
First Sentier Global Listed Infrastructure	0.85%

As the Funds are newly formed, the Adviser has not waived any fees payable under the Investment Management Agreement or reimbursed the Funds for any other expenses.

Advisory fees, waiver and expense reimbursements/(recoupment) for each Predecessor Fund for the last three fiscal years were as follows:

	Fiscal Year Ended October 31, 2024			Fiscal Year Ended October 31, 2023			Fiscal Year Ended October 31, 2022
	Fees Earned	Fees Waived/ Reimbursed	Advisory Fee Recouped by FSI	Fees Earned	Fees Waived/ Reimbursed	Advisory Fee Recouped by FSI	Fees Earned	Fees Waived/ Reimbursed	Advisory Fee Recouped by FSI
American Listed Predecessor Fund	$22,280	$22,280	$0	$18,847	$18,847	$0	$29,776	$29,776	$0
Global Listed Predecessor Fund	$897,841	$208,447	$0	$745,504	$213,175	$0	$543,360	$210,284	$0

The Adviser makes available to the Trust, without additional expense to the Trust, investment advisory research and statistical facilities and all clerical services relating to such research, statistical, and investment work.

Under the Investment Management Agreement, the Adviser will pay all expenses incurred by it in connection with its activities. A Fund is responsible for all of its other expenses, which may include all brokers’ commissions and other charges relating to the purchase and sale of portfolio securities and other investments for its own account. A Fund shall pay its pro rata share of expenses of its operation related to the following: all charges of depositories, custodians and other agencies for the safekeeping and servicing of its cash, securities and other property and of its, transfer agents and registrars and its dividend disbursing and redemption agents, if any; all expenses in determination of daily price computations; all charges of legal counsel and of independent accountants; all compensation of independent Trustees and all expenses incurred in connection with their services to a Fund; all costs of borrowing money; all expenses of publication of notices and reports to its shareholders and to governmental bodies or regulatory agencies; all expenses of proxy solicitations of a Fund or of the Board of Trustees; all expenses of shareholder meetings; all expenses of typesetting of each Fund’s prospectuses and of printing and mailing copies of the prospectuses furnished to each then-existing shareholder or beneficial owner; all taxes and fees payable to federal, state or other governmental agencies, domestic or foreign; all stamp or other similar taxes; all expenses of printing and mailing certificates for shares of a Fund; all expenses of bond and insurance coverage required by law or deemed advisable by the Board of Trustees; all expenses of qualifying and maintaining qualification of shares of a Fund under the securities laws of such United States jurisdictions as the Trust may from time to time reasonably designate; and all expenses of maintaining the registration of the Trust under the 1933 Act and the 1940 Act.

The Investment Management Agreement provides that the Adviser shall not be subject to any liability to the Trust or to any shareholder for any act or inaction of the Adviser relating to any event whatsoever, in the absence of bad faith, willful misfeasance or negligence, in the performance of, or the reckless disregard of, its duties or obligations.

The Investment Management Agreement may be terminated as to a Fund at any time (i) on 60 days’ written notice or (ii) upon material breach by a party of any representations or warranties set forth in the Investment Management Agreement, if such breach has not been cured within 20 days after written notice of such breach, in each case without the payment of any penalty, by the Trust (by vote of the Trust’s Board of Trustees or by vote of a majority of the outstanding voting securities of a Fund) or by the Adviser. The Trust may terminate the Investment Management Agreement immediately if, in the reasonable judgment of the Trust, the Adviser becomes unable to discharge its duties and obligations under the agreement, including circumstances such as insolvency of the Adviser or other circumstances that could adversely affect the Funds. The Investment Management Agreement will immediately terminate in the event of its assignment.

Administrative Services. The Trust, on behalf of the Funds, has entered into a Fund Administration and Accounting Services Agreement with The Northern Trust Company (the “Administrator”), under which the Administrator provides Fund accounting and administrative services necessary for the operation of the Funds. The Administrator provides the Funds with office space. The Fund Administration and Accounting Services Agreement is terminable by any party at the end of its initial term or thereafter, at any time, by either party upon at least ninety days prior written notice to the other party.

The Administration Fees paid by the Predecessor Fund to U.S. Bank Global Fund Services, the Predecessor Fund’s administrator, for the last three fiscal years are set forth in the table below:

	First Year Ended October 31, 2024	First Year Ended October 31, 2023	First Year Ended October 31, 2022
American Listed Predecessor Fund	$111,078	$108,619	$102,009
Global Listed Predecessor Fund	$129,298	$121,502	$107,129

PORTFOLIO MANAGER

Other Accounts Managed. The following tables provide information about Funds and accounts, other than the Funds, for which the Funds’ portfolio managers are primarily responsible for the day-to-day portfolio management as of June 30, 2025. Neither the Funds nor the Predecessor Funds are included in the “Registered Investment Companies” total.

Andrew Greenup

First Sentier American Listed Infrastructure Fund

First Sentier Global Listed Infrastructure Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	3	0	$835,441,937	$0
Other Pooled Investment Vehicles	8	0	$3,600,470,788	$0
Other Accounts	4	0	$621,948,943	$0

Jessica Jouning

First Sentier American Listed Infrastructure Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	0	0	$0	$0
Other Pooled Investment Vehicles	0	0	$0	$0
Other Accounts	0	0	$0	$0

Peter Meany

First Sentier Global Listed Infrastructure Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	3	0	$835,441,937	$0
Other Pooled Investment Vehicles	9	0	$3,702,091,449	$0
Other Accounts	4	0	$621,948,943	$0

Edmund Leung

First Sentier Global Listed Infrastructure Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	3	0	$835,441,937	$0
Other Pooled Investment Vehicles	7	0	$3,572,721,672	$0
Other Accounts	3	0	$459,890,074	$0

Material Conflicts of Interest.

Throughout this section entitled “Material Conflicts of Interest,” “Adviser” refers to both the Adviser, First Sentier Investors (Australia) IM Ltd, and First Sentier Investors (UK) IM Limited with respect to the Funds.

The following summarizes the policies of the Adviser for managing conflicts of interest. It is not intended to provide a comprehensive account of the processes and procedures the Adviser has adopted in connection with the management of conflicts of interest, but is instead intended to be a statement of principles through which the Adviser seeks to manage such potential conflicts.

Conflicts of interest can arise where: (i) the interests of the Adviser conflicts with those of a client (firm vs. client conflicts) and (ii) the interests of one client of the Adviser conflicts with those of another of the Adviser’s clients (client vs. client conflicts). The Adviser has policies and arrangements in place to identify and manage conflicts of interest that may arise between the Adviser and its clients or between the Adviser’s different clients. The Adviser has a policy of independence that requires the Adviser’s staff to disregard any personal interest, relationship or arrangement which gives rise to a conflict of interest and to ensure that the interests of clients prevail.

The Adviser places significant emphasis on its strong compliance culture, and the efficient operation of systems and controls, to manage issues such as conflicts of interest. The compliance department of the Adviser conducts regular monitoring checks to confirm that internal policies and procedures are followed.

Firm vs. client conflicts

Connected entity investment decisions. The Adviser acts as manager, investment manager, advisor, general partner or subadviser to and may receive different rates of remuneration, including investment management/advisory fees and performance fees from multiple client accounts. While the Adviser may make decisions to buy or sell securities or other investments for one account and not another account, which may affect relative performance and hence the value of the Adviser’s remuneration based thereon, the Adviser will at all times have regard to its obligations to each client, taking into account such clients’ investment restrictions and other relevant factors.

Investment as principal. The Adviser may from time to time take a long-term or short-term position in a client fund, in some cases to provide initial capital and establish a solid platform for the future growth of such client fund. The Adviser’s return on investment in a client fund will be determined by reference to the investment decisions the Adviser makes for such client fund. The Adviser’s policies require that all personal interests, relationships or arrangements, including those of its affiliated companies must be disregarded to ensure that the best interests of all clients are served.

Staff personal investments. Certain directors and employees of the Adviser or of an affiliated company may hold or deal for their personal account in securities of a client or of any issuer in which securities or investments are held or dealt in on behalf of a client. They may also deal, outside closed periods, in the securities of the ultimate holding company, or, in the case of joint ventures, hold shares or other investments in an affiliated company.

Client vs. client conflicts

Aggregation of transactions in investments. The Adviser may aggregate purchase and sale transactions in investments (and associated transaction costs) for applicable clients. The applicable clients may have different or similar investment strategies, objectives and restrictions, and they may be structured differently (such as redemption and subscription (or analogous) terms). Accordingly, aggregation may result in different outcomes for certain such clients, for instance in respect of the holding period for an investment, the size of a client’s exposure to such investment, and the price at which an investment may be acquired or disposed of. Depending on the circumstances, aggregation may be advantageous or disadvantageous to the client.

Allocation of transactions in investments. Aggregated transactions as referred to above, including costs and expenses thereof, are allocated to ensure that the Adviser’s clients have broadly equal access to a similar quality and quantity of suitable investment transactions, taking into account the factors mentioned above, amongst others. The Adviser’s policies further require all allocations to be effected at the same price, but in very limited instances this may not be achievable due to the mechanics of certain markets.

Transactions between clients. The Adviser may make decisions for one client to buy or sell units, shares or other investments in other funds, investment companies or other entities to which the Adviser or an affiliated company is the manager or investment manager (for example for a Fund of Funds).

The Adviser may in certain circumstances effect a transaction between clients whereby one client buys an asset from another client for reasons that are beneficial to each client, on arms’ length terms. For example, a transaction between clients may be appropriate when a client fund has an obligation to meet applicable investment restrictions or investor redemption requirements, and where the Adviser determines that the investment continues to represent a valid opportunity to generate added value for one or more other clients to acquire the investment.

The Adviser has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Notice. In providing the above set of principles through which the Adviser intends to manage any potential conflicts of interest, the Adviser intends that this disclosure should be for guidance only. Accordingly, this disclosure is being provided (to the extent permitted by law) without liability, and in publishing this disclosure the Adviser makes no representation or warranty as to how they may act in connection with any particular situation or set of circumstances that may arise in relation to a conflict. This disclosure is not intended to create third party rights or duties that would not already exist if the policy had not been made available, nor is it intended to form part of any contract between the Adviser and any client.

Portfolio Manager Compensation. The portfolio manager’s compensation is comprised by the following three constitute parts:

1.	Base salary: Salaries are reviewed annually using the McLagan salary survey to ensure it remain competitive within the industry.

2.

Bonus (short-term incentive payment): The bonus is an annual award paid in cash. It is almost entirely quantitative in nature and is based on investment performance of client portfolios, measured over three- and five-year rolling periods, reflective of the investment teams longer-term investment approach. The portfolio manager is not only remunerated on the performance of portfolios for which he has specific responsibility relative to the benchmark, but also on the collective performance of the broader team portfolios (through the use of a composite of representative funds).

3.

Profit share (long-term incentive plan): The portfolio manager shares in the profits generated by the investment team, which forms the pool for the long-term incentive plan, which is allocated individually. Allocations granted under the plan vest after three years and at least 50% must be invested in the funds that the investment team manage. This is designed so that every team member has a significant part of their net worth invested in the team’s portfolios.

Ownership of Securities – The following table indicates for each Predecessor Fund the dollar range of shares beneficially owned by the Funds’ portfolio managers as of June 30, 2025. As of the date of this SAI, the Funds have not commenced operations and the Portfolio Managers did not beneficially own shares in the Funds.

Fund	Individual(s)	Equity Securities
American Listed Predecessor Fund	Andrew Greenup	None
	Jessica Jouning	None
Global Listed Predecessor Fund
	Andrew Greenup	None
	Peter Meany	None
	Edmund Leung	None

BROKERAGE ALLOCATION AND OTHER PRACTICE

Throughout this section entitled “Brokerage Allocation and Other Practice,” “Adviser” refers to both the Adviser and First Sentier Investors (Australia) IM Ltd with respect to the Funds.

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.

In placing portfolio transactions, the Adviser will seek best execution. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors. Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by FINRA and the SEC.

Investment decisions for the Funds are made independently from those of other client accounts or mutual Funds managed or advised by the Adviser. Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such client accounts or mutual Funds. In such event, the position of the Funds and such client account(s) or mutual Funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or mutual Funds seek to acquire the same security as a Fund at the same time, the Funds may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or mutual Funds simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Funds and all such client accounts or mutual Funds in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount of cash available for investment, the investment objective of the account, and the ease with which a clients appropriate amount can be bought, as well as the liquidity and volatility of the account and the urgency involved in making an investment decision for the client. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned. In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.

The following table shows the dollar amount of brokerage commissions paid by the Predecessor Funds to firms that provided research and brokerage services during the fiscal years ended October 31, 2024, October 31, 2023, and October 31, 2022.

	Fiscal Year Ended October 31, 2024	Fiscal Year Ended October 31, 2023	Fiscal Year Ended October 31, 2022
American Listed Predecessor Fund	$1,321	$1,085	$2,004
Global Listed Predecessor Fund	$52,882	$41,781	$27,516

The Predecessor Funds did not acquire securities of their regular brokers or dealers during the fiscal year ended October 31, 2024.

MARKETING AND SUPPORT PAYMENTS

The Adviser, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund. Such payments may be divided into categories as follows:

Support Payments. Payments may be made by the Advisor to certain financial intermediaries in connection with the eligibility of the Funds to be offered in certain programs and/or in connection with meetings between the Funds’ representatives and financial intermediaries and its sales representatives. Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events. The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising. In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual Funds whose affiliates make similar compensation available, over sale of shares of mutual Funds (or non-mutual Fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Funds’ shares.

DISTRIBUTION OF TRUST SHARES

Distributor and Distribution Contract

The Trust, on behalf of the Fund, has entered into a distribution agreement (the “Distribution Agreement”) under which Foreside Financial Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC, dba ACA Group (“Distributor”), with principal offices at 190 Middle St., Suite 301, Portland, Maine 04101, as agent, distributes the shares of the Funds on a continuous basis. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of either Fund’s shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust. The Adviser pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Trust (excluding preparation and typesetting expenses) and of certain other distribution efforts. No compensation is payable by the Trust to the Distributor for such distribution services. However, the Adviser has entered into an agreement (the “Distribution Services Agreement”) with the Distributor under which it makes payments to the Distributor in consideration for certain distribution related services. The payments made by the Adviser to the Distributor under the Distribution Services Agreement do not represent an additional expense to the Trust or its shareholders. The Distribution Agreement provides that the Trust will indemnify the Distributor against certain liabilities relating to untrue statements or omissions of material fact except those resulting from the reliance on information furnished to the Trust by the Distributor, or those resulting from the willful misfeasance, bad faith or negligence of the Distributor, or the Distributor’s breach of confidentiality.

Shareholder Servicing Plan

Each Fund has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to Class I shares of a Fund under which the Adviser will provide, or arrange for others to provide, certain specified shareholder services. Such services include: (1) aggregating and processing purchase and redemption requests and transmitting such orders to the transfer agent; (2) providing shareholders with a service that invests the assets of their accounts in shares of a Fund pursuant to specific or pre-authorized instructions; (3) processing dividend and distribution payments from a Fund on behalf of shareholders; (4) providing information periodically to shareholders showing their positions; (5) arranging for bank wires; (6) responding to shareholder inquiries concerning their investment; (7) providing sub-accounting with respect to shares of a Fund beneficially owned by shareholders or the information necessary for subaccounting; (8) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); and (9) providing similar services as may reasonably be requested. As compensation for the provision of shareholder services, each Fund may pay a shareholder servicing fee of up to 0.10% of the average daily net assets of a Fund.

SHARE PURCHASES AND REDEMPTIONS

The Trust reserves the right to involuntarily redeem shares held by any shareholder who provides incorrect or incomplete account information or when such redemptions are necessary to avoid adverse consequences to a Fund and its shareholders or the Transfer Agent. Additionally, subject to applicable law, the Trust reserves the right to involuntarily redeem an account at a Fund’s then current NAV, in cases of disruptive conduct, suspected fraudulent or illegal activity, inability to verify the identity of an investor, or in other circumstances where redemption is determined to be in the best interest of the Trust and its shareholders.

The Trust, Northern Trust and their agents also reserve the right, without notice, to freeze any account and/or suspend account services when: (i) notice has been received of a dispute regarding the assets in an account, or a legal claim against an account; (ii) upon initial notification to Northern Trust of a shareholder’s death until Northern Trust receives required documentation in correct form; or (iii) if there is reason to believe a fraudulent transaction may occur or has occurred.

Other Information Regarding Purchases and Redemptions

The Distributor does not provide investment advice and will not accept any responsibility for your selection of investments in the Funds as it does not have access to the information necessary to assess your financial situation.

Pursuant to provisions of agreements between the Distributor and participating brokers, introducing brokers, service organizations and other financial intermediaries (together, “intermediaries”) that offer and sell shares and/or process transactions in shares of the Funds, intermediaries are required to engage in such activities in compliance with applicable federal and state securities laws and in accordance with the terms of the Prospectus and this SAI. Among other obligations, to the extent an intermediary has actual knowledge of violations of Fund policies (as set forth in the then current Prospectus and this SAI) regarding (i) the timing of purchase or redemption orders and pricing of Fund shares, or (ii) market timing or excessive short-term trading, the intermediary is required to report such known violations promptly to the Trust by calling 866-811-6468 (toll free) or 312-557-3182.

Shares of the Funds may not be qualified or registered for sale in all States. Prospective investors should inquire as to whether shares of the Funds, or class of shares thereof, are available for offer and sale in their State of domicile or residence. Shares of the Funds may not be offered or sold in any State unless registered or qualified in that jurisdiction, unless an exemption from registration or qualification is available.

Share purchases are accepted subject to collection of checks at full value and conversion into federal Funds. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal Funds within five business days after receipt of the check. Checks drawn on a non-member bank may take up to 15 days to convert into federal Funds. In all cases, the purchase price is based on the net asset value next determined after the purchase order and check are accepted, even though the check may not yet have been converted into federal Funds.

The Trust reserves the right to require payment by wire or official U.S. bank check. The Trust generally does not accept payments made by cash, money order, temporary/starter checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

You may connect your Fund account(s) with a bank account for subsequent purchases, redemptions and other transactions in Fund shares. Such arrangements must be requested on your Account Application. To link to your bank account, you may need to have all shareholders of record sign the Account Application and have those signatures guaranteed. See “Signature Guarantee” below. Trading privileges will apply to each shareholder of record for the account unless and until the transfer agent receives written instructions from a shareholder of record canceling such privileges. Changes of bank account information must be made by completing a new application signed by all owners of record of the account, with all signatures guaranteed. The Trust and the transfer agent may rely on any telephone instructions believed to be genuine and will not be responsible to shareholders for any damage, loss or expenses arising out of such instructions. The Trust reserves the right to amend, suspend or discontinue any such arrangements at any time without prior notice. You cannot link your bank account if you hold your shares of a Fund through a broker in a “street name” account or in other omnibus accounts.

Signature Guarantee. When a signature guarantee is called for as described in the Prospectus, a “medallion” signature guarantee will be required. The Stamp 2000 Medallion Guarantee is the only acceptable form of guarantee. Signature guarantees from financial institutions that are not participating in the Stamp 2000 Medallion Guarantee program will not be accepted. A shareholder can obtain this signature guarantee from a commercial bank, savings bank, credit union, or broker-dealer that participates in this program. The Trust reserves the right to modify its signature guarantee standards at any time upon notice to shareholders, which may, but is not required to, be given by means of a new or supplemented Prospectus. Shareholders should contact the Trust’s transfer agent for additional details regarding the Trust’s signature guarantee requirements.

Account Registration Changes. Changes in registration or account privileges may be made in writing to the Trust’s transfer agent. Signature guarantees may be required. See “Signature Guarantee” above. All correspondence must include the account number and must be sent to:

REGULAR MAIL

First Sentier Investors Funds

c/o The Northern Trust Company

PO Box 4766

Chicago, IL 60680-4766

OVERNIGHT OR EXPRESS MAIL

First Sentier Investors Funds

c/o The Northern Trust Company

333 S. Wabash Avenue

Attn: Funds Center, Floor 38

Chicago, IL 60604

Transfer on Death Registration. The Trust may accept “transfer on death” (“TOD”) registration requests from investors. The laws of a state selected by the Trust in accordance with the Uniform TOD Security Registration Act will govern the registration. The Trust may require appropriate releases and indemnifications from investors as a prerequisite for permitting TOD registration. The Trust may from time to time change these requirements (including by changes to the determination as to which state’s law governs TOD registration.

Special Arrangements of Financial Intermediaries. Brokers, dealers, banks and other financial intermediaries provide varying arrangements for their clients to purchase, exchange and redeem Fund shares. Some may establish higher minimum investment requirements than specified in the Prospectus or this SAI. Financial intermediaries may arrange with their clients for other investment or administrative services and may independently establish and charge transaction fees and/or other additional amounts to their clients for such services, which charges would reduce clients’ return. Financial intermediaries also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Trust’s transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their financial intermediary. In addition, certain privileges with respect to the purchase, exchange and redemption of Fund shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients’ accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends.

DETERMINATION OF NET ASSET VALUE

Equity securities (including options, rights, warrants, futures, and options on futures) traded in the over-the-counter market or on a primary exchange shall be valued at the closing price or last trade price, as applicable, as determined by the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations available from the designated pricing vendor as of the closing of the primary exchange. Securities for which quotations are either (1) not readily available or (2) determined to not accurately reflect their value are valued at their fair value using procedures set forth herein. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available market quotations. Securities traded on more than one exchange will first be valued at the last sale price on the principal exchange, and then the secondary exchange. The NASD National Market System is considered an exchange. Mutual Fund investments will be valued at the most recently calculated (current day) NAV. In the event an approved pricing service is unable to provide a readily available quotation, as outlined above, the Fund accountant will contact the Adviser and ask them to provide an alternative source, such as a broker who covers the security and can provide a daily market quotation. Securities for which quotations are (1) not readily available, (2) not provided by an approved pricing service or broker, or (3) determined to not accurately reflect their value, are valued by the Adviser’s Fair Value Committee using the following procedures approved by the Board.

Foreign securities, currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. Dollar, as of valuation time, as provided by an independent pricing service approved by the Board.

Fixed income securities will be valued at the latest quotations available from the designated pricing vendor. These quotations will be derived by an approved independent pricing service based on their proprietary calculation models. These securities are considered to be fair valued. In the event that market quotations are not readily available for short-term debt instruments, securities with less than 61 days to maturity may be valued at amortized cost as long as there are no credit or other impairments of the issuer.

A significant event is defined as an event that has materially affected the value of a Fund’s securities. When determining whether a significant event has occurred, there must be a reasonably high degree of certainty that an event actually has caused the closing market price of the securities to no longer reflect their value at the time set for a Fund’s NAV calculation. There also should be a reasonably high degree of certainty regarding how the event has affected the value of the securities. In addition, the need to assess the impact of any significant events arises only when the event occurs after the close of the relevant market or cessation of trading in the particular security but before a Fund’s closing (normally 4:00pm ET). Any significant event that occurs while trading is ongoing in the affected security prior to a Fund’s closing will be reflected in its market price.

Once it has been determined that a significant event has taken place, the Adviser’s Fair Value Committee will make a determination of the fair value price for the impacted securities. A list of factors that may be relevant in determining the value of securities include: type of security, financial statements, cost basis; fundamental analytical data relating to the investment and the market; nature and duration of any restrictions on disposition of the securities; forces that influence the market in which the securities are purchased or sold; discount from market value for unrestricted securities of the same class from the same issuer at the time of purchase for restricted securities; existence of registration rights on restricted securities; existence of merger proposals or tender offers or other types of “exit” strategies that could affect the value of the securities; volume and depth of public trading in similar securities of the issuer or similar companies; expectation of additional news about the company, expectation of court action, market activity, or government intervention; past experience and other market and industry factors/information available; conventional wisdom regarding the long-term outlook of the issuer and other relevant information.

REDEMPTION IN KIND

The Funds do not intend to redeem shares in any form except cash. However, if the amount redeemed is over the lesser of $250,000 or 1% of a Fund’s net assets, the Fund has the right to redeem shares by giving the redeeming shareholder the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net assets in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions or taxes, on the sale or other disposition of the securities received from the Funds. A redemption is generally a taxable event for shareholders, regardless of whether the redemption in satisfied in cash or in kind.

TAXES

The following discussion of U.S. federal income tax consequences of an investment in the Funds is based on the Code, U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans or tax-advantaged arrangements. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and arrangements and the precise effect of an investment on their particular tax situation.

Taxation of the Funds

The Funds have elected to be treated as RICs under Subchapter M of the Code and intend each year to qualify and to be eligible to be treated as such. In order to qualify and be eligible for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things:

1)

derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

2)

diversify its holdings so that, at the end of each quarter of a Fund’s taxable year, (i) at least 50% of the market value of a Fund’s total assets consists of cash and cash items (including receivables), U.S. government securities, securities of other RICs, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of a Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Fund’s total assets is invested, including through corporations in which a Fund owns a 20% or more voting stock interest, (x) in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers that a Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

3)

distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt income, if any, for such year.

In general, for purposes of the 90% gross income requirement described in (1) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, qualified publicly traded partnerships will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in (2) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in (2) above, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect a Fund’s ability to meet the diversification test in (2) above.

If a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to U.S. federal income tax on income or gains distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund were to fail to meet the income, diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If a Fund were ineligible to or otherwise did not cure such failure for any year, or if the Fund were otherwise to fail to qualify as a RIC accorded special tax treatment for such year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of the Fund’s shares (as described below). In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment under the Code.

Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. Each Fund intends to distribute any net realized long-term capital gains and its net realized short-term capital gains, if any, at least once a year. Any taxable income including any net capital gain retained by a Fund will be subject to tax at the Fund level at regular corporate rates. In the case of net capital gain, a Fund is permitted to designate the retained amount as undistributed capital gain in a timely notice to its shareholders who would then, in turn, be (i) required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) entitled to credit their proportionate shares of the tax paid by a

Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If a Fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund would be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The Funds are not required to, and there can be no assurance the Funds will, make this designation if they retain all or a portion of their net capital gain in a taxable year.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income, and its earnings and profits, a RIC generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, and its (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, a Fund may carry net capital losses from any taxable year forward to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether a Fund retains or distributes such gains. If a Fund incurs or has incurred net capital losses, the Fund may carry such losses forward to one or more subsequent taxable years without expiration. A Fund must apply such carryforwards first against gains of the same character. A Fund’s available capital loss carryforwards, if any, will be set forth in its annual shareholder report for each fiscal year.

If a Fund were to fail to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any such amounts retained from the prior year, the Fund would be subject to a nondeductible 4% excise tax on the undistributed amounts. For purposes of the required excise tax distribution, a RIC’s ordinary gains and losses from the sale, exchange or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year generally are treated as arising on January 1 of the following calendar year. Also, for these purposes, a Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. The Funds intend generally to make distributions sufficient to avoid the imposition of the 4% excise tax, although there can be no assurance that they will be able to do so.

Taxation of Fund Distributions

For U.S. federal income tax purposes, distributions of investment income are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, a Fund will recognize long-term capital gain or loss on investments it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Tax rules can alter a Fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains includible in net capital gain, and taxed to individuals at reduced rates relative to ordinary income.

Distributions from capital gains are generally made after applying any available capital loss carryforwards. The IRS and the Department of the Treasury have issued regulations that impose special rules in respect of Capital Gain Dividends received through partnership interests constituting “applicable partnership interests” under Section 1061 of the Code.

Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income.

Distributions of investment income reported by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level.

Distributions on a Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed a Fund’s realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s net asset value reflects either unrealized gains, or realized but undistributed income or gains, that were therefore included in the price the shareholder paid. Such distributions may reduce the fair market value of a Fund’s shares below the shareholder’s cost basis in those shares.

Distributions are taxable as described herein whether shareholders receive them in cash or reinvest them in additional shares.

A dividend paid to shareholders in January generally is deemed to have been paid by a Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.

In order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income” that is eligible for taxation at long-term capital gain rates, a Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to a Fund’s shares. In general, a dividend is not treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. Income derived from investments in derivatives generally is not eligible for treatment as qualified dividend income.

In general, distributions of investment income reported by a Fund as derived from qualified dividend income are treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares.

If the aggregate qualified dividends received by a Fund during a taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of a Fund’s dividends (other than dividends properly reported as Capital Gain Dividends) are eligible to be treated as qualified dividend income.

In general, dividends of net investment income received by corporate shareholders of a Fund qualify for the dividends-received deduction generally available to corporations only to the extent of the amount of eligible dividends received by a Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that a Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that a Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed Funds)). The Global Listed Fund does not anticipate that a significant portion of its distributions will qualify for the corporate dividend-received deduction. However, the American Listed Fund may generate some distributions that qualify, if any.

Any distribution of income that is attributable to (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by a Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by a Fund, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of net investment income and capital gains as described above, and (ii) any net gain from the sale, exchange, redemption or other taxable disposition of Fund shares.

Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

If, in and with respect to any taxable year, a Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

As required by federal law, detailed federal tax information with respect to each calendar year will be furnished to each shareholder early in the succeeding year.

Sale or Redemption of Shares

The sale or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months.

Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares.

Further, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the Code’s “wash-sale” rule if other substantially identical shares are purchased, including by means of dividend reinvestment, within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Upon the redemption of Fund shares, a Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed. See the Funds’ Prospectus for more information.

Tax Implications of Certain Fund Investments

Options and Futures. In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or a Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. The termination of a Fund’s obligation under an option other than through the exercise of the option will result in gain or loss, depending on whether the premium income received by a Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Subject to certain exceptions, some of which are described below, such gain or loss generally will be short-term. Thus, for example, if an option written by a Fund expires unexercised, a Fund generally will recognize short-term gain equal to the premium received.

A Fund’s options activities may include transactions constituting straddles for U.S. federal income tax purposes, that is, that trigger the U.S. federal income tax straddle rules contained primarily in Section 1092 of the Code. Such straddles include, for example, positions in a particular security, or an index of securities, and one or more options that offset the former position, including options that are “covered” by a Fund’s long position in the subject security. Very generally, where applicable, Section 1092 requires (i) that losses be deferred on positions deemed to be offsetting positions with respect to “substantially similar or related property,” to the extent of unrealized gain in the latter, and (ii) that the holding period of such a straddle position that has not already been held for the long-term holding period be terminated and begin anew once the position is no longer part of a straddle. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. These straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the dividends-received deduction, as the case may be.

The tax treatment of certain positions entered into by a Fund (including regulated futures contracts, certain foreign currency positions and certain listed non-equity options) will be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

Other Derivatives, Hedging, and Related Transactions. In addition to the special rules described above in respect of futures and options transactions, a Fund’s transactions in other derivative instruments (e.g., forward contracts and swap agreements), as well as any of its hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital, accelerate the recognition of income or gains to a Fund, defer losses to a Fund, and cause adjustments in the holding periods of a Fund’s securities, thereby affecting, among other things, whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Fund-level tax.

Special Rules for Debt Obligations. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as debt obligations that are issued originally at a discount. Generally, the original issue discount (“OID”) is treated as interest income and is included in a Fund’s income and required to be distributed by the Funds over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though a Fund holding the security receives no interest payment in cash on the security during the year.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods a Fund elects.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance may be treated as having OID or, in certain cases, “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price). The Funds will be required to include the OID or acquisition discount in income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which OID or acquisition discount accrues, and thus is included in the Funds’ income, will depend upon which of the permitted accrual methods the Fund elects.

If the Funds hold the foregoing kinds of obligations, or other obligations subject to special rules under the Code, they may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Funds actually received. Such distributions may be made from the cash assets of the Funds or, if necessary, by disposition of portfolio securities including at a time when it may not be advantageous to do so. These dispositions may cause the Funds to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend than if the Fund had not held such obligations.

Securities Purchased at a Premium. Very generally, where a Fund purchases a bond at a price that exceeds the redemption price at maturity – that is, at a premium — the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if a Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, a Fund is permitted to deduct any remaining premium allocable to a prior period.

A portion of the OID accrued on certain high yield discount obligations may not be deductible to the issuer and will instead be treated as a dividend paid by the issuer for purposes of the dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends received deduction to the extent attributable to the deemed dividend portion of such OID.

At-risk or Defaulted Securities. Investments in debt obligations that are at risk of or in default present special tax issues for the Funds. Tax rules are not entirely clear about issues such as whether or to what extent a Fund should recognize market discount on a debt obligation; when a Fund may cease to accrue interest, OID or market discount; when and to what extent a Fund may take deductions for bad debts or worthless securities and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by the Funds when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

REITs. Any investment by a Fund in equity securities of a REIT may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if a Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in REIT equity securities also may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by a Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

Distributions by a Fund to its shareholders that the Fund properly reports as “section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders. Non-corporate shareholders are permitted a federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. Currently, eligible non-corporate shareholders can claim the deduction for tax years beginning after December 31, 2017, and ending on or before December 31, 2025. Very generally, a “section 199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by a RIC from REITs, to the extent such dividends are properly reported as such by the RIC in a written notice to its shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

Subject to future regulatory guidance to the contrary, distributions attributable to qualified publicly traded partnership income from a Fund’s investments in MLPs will ostensibly not qualify for the deduction available to non-corporate taxpayers in respect of such amounts received directly from an MLP.

Mortgage-Related Securities. The Funds may invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a real estate investment trust or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code.

Foreign Currency Transactions. Any transaction by the Funds in foreign currencies, foreign currency-denominated debt obligations or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Gains or losses with respect to the Fund’s investments in common stock of non-U.S. issuers will generally be taxed as capital gains or losses at the time of the disposition of the stock, subject to certain exceptions specified in the Code. Gains and losses of the Fund on the acquisition and disposition of non-U.S. currency will be treated as ordinary income or loss. In addition, gains or losses on disposition of debt securities denominated in a non-U.S. currency to the extent attributable to fluctuation in the value of the non-U.S. currency between the date of acquisition of the debt security and the date of disposition will be treated as ordinary income or loss. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by a Fund to offset income or gains earned in subsequent taxable years.

Passive Foreign Investment Companies. Equity investments by the Funds in certain “passive foreign investment companies” (“PFICs”) could potentially subject a Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Funds may elect to avoid the imposition of that tax. For example, a Fund may elect to treat a PFIC as a “qualified electing Fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. A Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of a Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation.

Making either of these elections therefore may require the Funds to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.” Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

Master Limited Partnerships. A Fund’s pursuit of investments in MLPs will potentially be limited by the Fund’s intention to qualify for the special tax treatment accorded a RIC and its shareholders and could adversely affect the Fund’s ability to qualify as such. If a Fund does not appropriately limit such investments or if such investments are recharacterized for U.S. federal income tax purposes, the Fund’s status as a RIC may be jeopardized.

A Fund’s investments in MLPs may result in the Fund recognizing ordinary income and capital gains and/or receiving tax-free return of capital distributions. For U.S. federal income tax purposes, MLPs are generally treated as partnerships. As a partner in the MLPs, a Fund must report its allocable share of the MLPs’ taxable income in computing its taxable income, regardless of the extent (if any) to which the MLPs make cash distributions. The Funds expect that the cash received by a Fund with respect to its MLP investments will generally exceed the taxable income allocated to the Fund with respect to such investments (and this excess generally will not be currently taxable to the Fund but, rather, will result in a reduction of the Fund’s adjusted tax basis in each MLP interest as described in the following paragraph). This is the result of a variety of factors, including significant non-cash deductions, such as depreciation and depletion deductions, available to the MLPs in calculating their taxable income.

A distribution from an MLP is treated as a tax-free return of capital to the extent of a Fund’s tax basis in its MLP interest and as gain from the sale or exchange of the MLP interest to the extent the distribution exceeds the Fund’s tax basis in its MLP interest, which gain is treated as either capital gain or ordinary income depending on a variety of factors. If the Fund distributes a portion or all of such excess cash that is not supported by other income of the Fund, the distribution will be treated as a return of capital to shareholders for U.S. federal income tax purposes. Although return of capital distributions are not taxable, such distributions would reduce a shareholder’s basis in his or her shares and therefore may increase a shareholder’s tax liability upon a sale of such shares. Further, a Fund may realize (i) taxable income in excess of economic gain in respect of interests in an MLP, on the disposition of an interests therein, or (ii) taxable income in excess of cash flow with respect to the MLP in a later period (including, for example, in respect of an MLP debt restructuring), and the Fund must take such income into account in determining whether the Fund has satisfied its distribution requirements. The Fund may have to borrow or liquidate securities to satisfy its distribution requirements and to meet its redemption requests, including at times when it may not be advantageous to do so. In addition, any gain recognized, either upon the sale of a Fund’s MLP interest or sale by the MLP of property held by it, including in excess of economic gain thereon, treated as so-called “recapture income,” will be treated as ordinary income.

Book-Tax Differences. Certain of the Funds’ investments in derivative instruments and foreign currency-denominated instruments, and any of the Funds’ transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If such a difference arises, and a Fund’s book income is less than the sum of its taxable income and net tax-exempt income, a Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment and to avoid an entity-level tax. In the alternative, if a Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of a Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income, if any), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter as gain from the sale or exchange of a capital asset.

Investments in Other RICs. The Funds’ investments in shares of another mutual fund, ETF or another company that qualifies as a RIC (each, an “underlying RIC”) can cause the Fund to be required to distribute greater amounts of net investment income or net capital gain than the Fund would have distributed had it invested directly in the securities held by the underlying RIC, rather than in shares of the underlying RIC. Further, the amount or timing of distributions from the Fund qualifying for treatment as a particular character (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the underlying RIC.

If a Fund receives dividends from an underlying RIC and the underlying RIC reports such dividends as qualified dividend income, then the Fund is permitted in turn to report a portion of its distributions as qualified dividend income, provided the Fund meets holding period and other requirements with respect to shares of the underlying RIC.

If a Fund receives dividends from an underlying RIC and the underlying RIC reports such dividends as eligible for the dividends-received deduction, then the Fund is permitted in turn to report its distributions derived from those dividends as eligible for the dividends-received deduction as well, provided the Fund meets holding period and other requirements with respect to shares of the underlying RIC.

Tax-Exempt Shareholders

Income of a RIC that would be UBTI if earned directly by a tax-exempt entity generally will not constitute UBTI when distributed to a tax-exempt shareholder of the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt shareholder may also recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs as described above, if the amount of such income recognized by a Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Funds may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Funds. CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in the Funds.

Backup Withholding

The Funds generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Funds that he or she is not subject to such withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Foreign Taxation

Income, proceeds and gains received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes incurred by the American Listed Fund. This will decrease the Fund’s yield on securities subject to such taxes.

If more than 50% of the Global Listed Fund’s assets at taxable year end consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by the Fund is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize deductions on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. Even if the Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

Foreign Shareholders

Distributions by the Funds to shareholders that are not “U.S. persons” within the meaning of the Code (“foreign shareholders”) properly reported by the Funds as (1) Capital Gain Dividends, (2) short-term capital gain dividends, and (3) interest-related dividends, each as defined and subject to certain conditions described below, generally are not subject to withholding of U.S. federal income tax.

In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S. source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by the Funds in a written notice to shareholders. The exceptions to withholding for Capital Gain Dividends and short-term capital gain dividends do not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests as described below. The exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation. The Funds are permitted to report such part of their dividends as interest-related and/or short-term capital gain dividends as are eligible, but are not required to do so. The Funds have chosen not to apply the withholding exemption to qualifying Fund distributions made to direct shareholders but may provide the reporting to such shareholders. In this case, a shareholder may be able to reclaim such withholding tax directly from the IRS.

If shareholders hold Fund shares through a broker or intermediary, their broker or intermediary may apply this relief to properly reported qualifying distributions made to shareholders with respect to those shares. If a shareholder’s broker or intermediary instead collects withholding tax where the Fund has provided the proper reporting, the shareholder may be able to reclaim such withholding tax from the IRS. Please consult your broker or intermediary regarding the application of these rules.

Distributions by the Funds to foreign shareholders other than Capital Gain Dividends, short-term capital gain dividends, and interest-related dividends (e.g., dividends attributable to dividend and foreign-source interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

A foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund unless (i) such gain is effectively connected with the conduct by the foreign shareholder of a trade or business within the United States, (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of a Fund (as described below).

Foreign shareholders with respect to whom income from the Funds is effectively connected with a trade or business conducted by the foreign shareholder within the United States will in general be subject to U.S. federal income tax on the income derived from the Funds at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of a Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.

Special rules would apply if a Fund were a qualified investment entity (“QIE”) because it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a

USRPHC or, very generally, an entity that has been a USRPHC in the last five years. A RIC that holds, directly or indirectly, significant interests in REITs may be a USRPHC. Interests in domestically controlled QIEs, including REITs and regulated investment companies that are QIEs, not-greater-than-10% interests in publicly traded classes of stock in REITs and not-greater-than-5% interests in publicly traded classes of stock in regulated investment companies generally are not USRPIs, but these exceptions do not apply for purposes of determining whether the Fund is a QIE.

If an interest in a Fund were a USRPI, the Fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder or any foreign shareholder if shares of the Fund are not considered regularly traded on an established securities market, in which case such foreign shareholder generally would also be required to file a U.S. tax return and pay any additional taxes due in connection with the redemption.

If a Fund were a QIE, under a special “look-through” rule, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable directly or indirectly to (i) distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands, or (ii) gains realized by the Fund on the disposition of USRPIs would retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders, and would be subject to U.S. withholding tax. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund.

Foreign shareholders also may be subject to “wash sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed above through the sale and repurchase of Fund shares.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, W-8BEN-E or substitute form). Foreign shareholders should consult their tax advisers in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. Additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisers about their particular situation.

A foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.

Certain Additional Reporting and Withholding Requirements

Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require the Funds to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the Funds may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays. The IRS and the Department of Treasury have issued proposed regulations providing that these withholding rules will not apply to the gross proceeds of share redemptions or Capital Gain Dividends the Funds pay. If a payment by the Funds is subject to FATCA withholding, the Funds are required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., short-term capital gain dividends and interest-related dividends).

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

Shareholder Reporting Obligations with Respect to Foreign Bank and Financial Accounts

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of the Funds could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (FBAR). Shareholders should consult a tax advisor, and persons investing in the Fund through an intermediary should contact their intermediary, regarding the applicability to them of this reporting requirement.

Tax Shelter Reporting Regulations

Under U.S. Treasury regulations, if an individual shareholder recognizes a loss of $2 million or more in any single taxable year, or $4 million or more in any combination of taxable years, or a corporate shareholder recognizes $10 million or more in a taxable year, or $20 million or more in any combination of taxable years, the shareholder must file with the IRS a disclosure statement on Form 8886.

Direct holders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

General Considerations

The U.S. federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of the Funds, as well as the effects of state, local, foreign, and other tax law and any proposed tax law changes.

CUSTODIAN

The Northern Trust Company (the “Custodian”), PO Box 4766, Chicago, IL 60680-4766, is the custodian of the assets of the Fund. The Custodian’s responsibilities include safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments. The Custodian does not determine the investment policies of the Funds or decide which securities the Funds will buy or sell.

TRANSFER AGENT

The Northern Trust Company (the “Transfer Agent”), PO Box 4766, Chicago, IL 60680-4766, is the Trust’s registrar, transfer agent, and dividend disbursing agent. The Transfer Agent processes purchase and redemption orders, maintains records of Fund shareholders, and disburses dividends and other distributions.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, the Trust’s independent registered public accounting firm, provides audit services to the Trust. An affiliate of Deloitte & Touche LLP provides tax compliance and tax consulting services to the Trust. Deloitte & Touche LLP’s address is 111 South Wacker Drive, Chicago, IL 60606-4301.

CODE OF ETHICS

The Trust, the Adviser and Foreside Financial Group, LLC (d/b/a ACA Group), on behalf of the Distributor, an unaffiliated principal underwriter of the Trust, have adopted codes of ethics (the “Codes of Ethics”) under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their provisions, to invest in securities, including securities that may be purchased or held by the Trust.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have delegated the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Adviser will vote proxies based on its view of what is best for the long-term investors in the companies in question. The Adviser maintains written policies and procedures regarding proxy voting and makes appropriate disclosures about its proxy policy and practice. The policy and practice include the responsibility to monitor corporate actions, receive and vote client proxies, and disclose any potential conflicts of interest as well as information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Voting Guidelines

The Adviser will vote proxies in accordance with its view of the long term best interests of the company’s shareholders, which, in the Adviser’s view, is in the best interests of its clients. In the absence of specific voting guidelines from a client, the Adviser’s policy is to vote all proxies from a specific issuer the same way for all clients.

The Funds will file Form N-PX, with the Funds’ complete proxy voting record for the most-recent twelve months ended June 30. The Funds’ Form N-PX is available without charge, upon request, by calling toll-free 866-811-6468 or 312-557-3182 and on the SEC’s web site at www.sec.gov.

LEGAL COUNSEL

Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199-3600, serves as counsel to the Trust.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust’s Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust. The Trust’s Declaration of Trust provides for indemnification out of the relevant Funds’ property for all loss and expense of any shareholder held personally liable for the obligations of such Funds. Thus, the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds would be unable to meet its obligations.

FINANCIAL STATEMENTS

The audited financial statements for the fiscal year ended October 31, 2024 for the Predecessor Funds are included in the Predecessor Funds’ filing on Form N-CSR, which was filed with the SEC on January 10, 2025, and is incorporated into this SAI by reference. The unaudited financial statements for the six-month period ended April 30, 2025 for the Predecessor Funds are included in the Predecessor Funds’ Semi-Annual Report, which was filed with the SEC on July 7, 2025 as part of the Predecessor Fund’s filing on Form N-CSRS and is incorporated into this SAI by reference. The Predecessor Funds’ Form N-CSR and Form N-CSRS filings are available, without charge, upon request, by calling 1-866-260-9549 or by visiting www.firstsentierfunds.com or on the EDGAR database by visiting the SEC’s website at http://www.sec.gov. Following the closing of the Reorganization, the Funds’ N-CSR filing will be available, without charge, upon request, by calling 1-866-260-9549 or by visiting www.firstsentierfunds.com or on the EDGAR database by visiting the SEC’s website at http://www.sec.gov.

APPENDIX A

Nominating Procedures

The Committee will recommend qualified candidates to the Board as the need arises. Recommendations to the Board shall be accompanied by a report outlining the skills, experiences and attributes considered by the Committee in evaluating the candidate. The report should be accompanied by a Trustee and Officer Questionnaire completed by the candidate. Should a shareholder of the Trust wish to present one or more candidates for Trustee of the Trust for consideration by the Governance Committee, the Secretary of the Trust will forward the shareholder communication to the Chairperson of the Committee for evaluation.

Each signed written request shall contain the following information:

(a)	Name and address of the shareholder (or if a group of shareholders, the names and addresses of each member of the group of shareholders) submitting the candidate(s);

(b)	The number of shares owned by the shareholder (or group of shareholders) submitting the candidate(s);

(c)	The Fund or Funds of the Trust which are the issuer(s) of these shares;

(d)	If the shares are owned indirectly through a broker or other record owner, the name(s) of such broker or other record owner;

(e)

Whether the shareholder (or if a group of shareholders, each member of the group) and the candidate or candidates that the shareholder is proposing consent to being identified in any proxy statement utilized in connection with the election of Trustees;

(f)

The name or names of the candidate(s) for Trustee that the shareholder is proposing, together with comprehensive and appropriate background information about the candidate(s) to permit an evaluation against the criteria set forth in Exhibit A; and

(g)

A representation that the candidate or candidates are willing to provide additional information about themselves, including assurances as to their independence, that the Governance Committee may request.

PART C

Item 15.	Indemnification.

Reference is made to Article VIII of the Registrant’s Agreement and Declaration of Trust. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers’ liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 16.	Exhibits.

(1)(a)	Agreement and Declaration of Trust dated February 28, 2020 which was filed as an Exhibit to the Registrant’s Form N-1A dated March 10, 2020 is hereby incorporated by reference.

(1)(b)	Amended and Restated Agreement and Declaration of Trust dated March 3, 2020 which was filed as an Exhibit to the Registrant’s Form N-1A dated March 10, 2020 is hereby incorporated by reference.

(1)(c)	First Amendment to the Amended and Restated Agreement and Declaration of Trust dated December 5, 2023 which was filed as an Exhibit to the Registrant’s Form N-1A Post-Effective Amendment No. 9 dated February 15, 2024.

(1)(d)	Second Amendment to the Amended and Restated Agreement and Declaration of Trust dated December 5, 2023 which was filed as an Exhibit to the Registrant’s Form N-1A Post-Effective Amendment No. 10 dated March 15, 2024.

(1)(e)	Third Amendment to the Amended and Restated Agreement and Declaration of Trust dated December 5, 2023 which was filed as an Exhibit to the Registrant’s Form N-1A Post-Effective Amendment No. 17dated November 13, 2024.

(1)(f)	Fourth Amendment to the Amended and Restated Agreement and Declaration of Trust dated December 5, 2023 which was filed as an Exhibit to the Registrant’s Form N-1A Post-Effective Amendment No. 20 dated May 29, 2025.

(2)	By-Laws dated February 28, 2020 which were filed as an Exhibit to the Registrant’s Form N-1A dated May 13, 2022 is hereby incorporated by reference.

(3)	Not Applicable

(4)	Form of Agreement and Plan of Reorganization is included as Appendix A to Part A hereof.

(5)	Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Amended and Restated Agreement and Declaration of Trust

(6)(a)	Amended & Restated Investment Management Agreement between the Registrant and First Sentier Investors (US) LLC, on behalf of the Funds advised by First Sentier Investors (US) LLC, dated May 20, 2025 which was filed as an Exhibit to the Registrant’s Form N-1A Post-Effective Amendment No. 21 dated June 6, 2025.

(6)(b)	Investment Sub-Advisory Agreement between First Sentier Investors (US) LLC and First Sentier Investors (Australia) IM Ltd, on behalf of the Funds sub-advised by First Sentier Investors (Australia) IM Ltd, dated December 4, 2024 which was filed as an Exhibit to the Registrant’s Form N-1A Post-Effective Amendment No. 18 dated January 27, 2025.

(6)(c)	Amended Schedule A and B to the Investment Sub-Advisory Agreement between First Sentier Investors (US) LLC and First Sentier Investors (Australia) IM Ltd, on behalf of the Funds sub-advised by First Sentier Investors (Australia) IM Ltd, dated May 20, 2025 which was filed as an Exhibit to the Registrant’s Form N-1A Post Effective Amendment No. 21 dated June 6, 2025.

(7)(a)	Distribution Agreement between the Registrant and Foreside Financial Services, LLC dated March 3, 2020 and Form of Dealer Agreement which was filed as an Exhibit to the Registrant’s Form N-1A dated April 15, 2020 is hereby incorporated by reference.

(7)(b)	First Amendment to the Distribution Agreement between the Registrant and Foreside Financial Services, LLC dated July 2, 2020 which was filed as an Exhibit to the Registrant’s Form N-1A dated July 16, 2020 is hereby incorporated by reference.

(7)(c)	Novation of Distribution Agreement between the Registrant and Foreside Financial Services, LLC was filed as an Exhibit to the Registrant’s Form N-1A Post-Effective Amendment No. 7 dated January 31, 2023 is hereby incorporated by reference.

(7)(d)	First Amendment to the Distribution Agreement between the Registrant and Foreside Financial Services, LLC dated November 8, 2022 which was filed as an Exhibit to the Registrant’s Form N-1A Post-Effective Amendment No. 7 dated January 31, 2023 is hereby incorporated by reference.

(7)(e)	Second Amendment to the Distribution Agreement between the Registrant and Foreside Financial Services, LLC dated April 8, 2024 which was filed as an Exhibit to the Registrant’s Form N-1A Post-Effective Amendment No. 11 dated May 1, 2024 is hereby incorporated by reference.

(7)(f)	Third Amendment to the Distribution Agreement between the Registrant and Foreside Financial Services, LLC dated May 22, 2024 which was filed as an Exhibit to the Registrant’s Form N-1A Post-Effective Amendment No. 13 dated June 28, 2024 is hereby incorporated by reference.

(7)(g)	Fourth Amendment to the Distribution Agreement between the Registrant and Foreside Financial Services, LLC dated December 4, 2024 which was filed as an Exhibit to the Registrant’s Form N-1A Post-Effective Amendment No. 18 dated January 27, 2025 is hereby incorporated by reference.

(7)(h)	Fifth Amendment to the Distribution Agreement between the Registrant and Foreside Financial Services, LLC dated May 20, 2025 which was filed as an Exhibit to the Registrant’s Form N-1A Post-Effective Amendment No. 21 dated June 6, 2025 is hereby incorporated by reference.

(7)(i)	Distribution Services Agreement between First Sentier Investors (US) LLC and Foreside Financial Services, LLC dated December 17, 2024 which was filed as an Exhibit to the Registrant’s Form N-1A Post-Effective Amendment No. 18 dated January 27, 2025 is hereby incorporated by reference.

(8)	Not applicable

(9)(a)	Custody Agreement between the Registrant and The Northern Trust Company dated March 3, 2020 which was filed as an Exhibit to the Registrant’s Form N-1A dated March 10, 2020 is hereby incorporated by reference.

(9)(b)	Amendment to the Custody Agreement between the Registrant and The Northern Trust Company dated July 2, 2020 which was filed as an Exhibit to the Registrant’s Form N-1A dated July 16, 2020 is hereby incorporated by reference.

(9)(c)	Amendment to the Custody Agreement between the Registrant and The Northern Trust Company dated November 9, 2022 which was filed as an Exhibit to the Registrant’s Form N-1A Post-Effective Amendment No. 7 dated January 31, 2023 is hereby incorporated by reference.

(9)(d)	Amendment to the Custody Agreement between the Registrant and The Northern Trust Company dated March 8, 2024 which was filed as an Exhibit to the Registrant’s Form N-1A Post-Effective Amendment No. 10 dated March 15, 2024 is hereby incorporated by reference.

(9)(e)	Amendment to the Custody Agreement between the Registrant and The Northern Trust Company dated June 14, 2024 which was filed as an Exhibit to the Registrant’s Form N-1A Post-Effective Amendment No. 13 dated June 28, 2024 is hereby incorporated by reference.

(9)(f)	Amendment to the Custody Agreement between the Registrant and The Northern Trust Company dated December 5, 2024 which was filed as an Exhibit to the Registrant’s Form N-1A Post-Effective Amendment No. 18 dated January 27, 2025 is hereby incorporated by reference.

(9)(f)	Amendment to the Custody Agreement between the Registrant and The Northern Trust Company dated May 20, 2025 which was filed as an Exhibit to the Registrant’s Form N-1A Post-Effective Amendment No. 21 dated June 6, 2025.

(10)(a)	Rule 12b-1 Plan adopted on December 5, 2023, which was filed as an Exhibit to the Registrant’s Form N-1A Post-Effective Amendment No. 11 dated May 1, 2024 is hereby incorporated by reference.

(10)(b)	Shareholder Services Plan adopted on December 5, 2023, which was filed as an Exhibit to the Registrant’s Form N-1A Post-Effective Amendment No. 11 dated May 1, 2024 is hereby incorporated by reference.

(10)(c)	Amended & Restated Exhibit A to the Shareholder Services Plan dated May 20, 2025 which was filed as an Exhibit to the Registrant’s Form N-1A Post-Effective Amendment No. 20 dated May 29, 2025 is hereby incorporated by reference.

(10)(b)	Amended & Restated Multiple Class Plan Pursuant to Rule 18f-3 Plan adopted on May 20, 2025 which was filed as an Exhibit to the Registrant’s Form N-1A Post-Effective Amendment No. 20 dated May 29, 2025 is hereby incorporated by reference.

(11)	Opinion and Consent of Ropes & Gray LLP regarding the legality of the securities being registered, which was filed as an Exhibit to the Registrant’s Registration Statement on Form N-14 dated July 11, 2025, is hereby incorporated by reference.

(12)	Opinion of Ropes & Gray LLP with respect to tax matters to be filed by amendment.

(13)(a)	Amended and Restated Transfer Agency and Service Agreement between the Registrant and The Northern Trust Company dated March 8, 2024 which was filed as an Exhibit to the Registrant’s Form N-1A Post-Effective Amendment No. 10 dated March 15, 2024 is hereby incorporated by reference.

(13)(b)	Amendment to the Amended and Restated Transfer Agency and Service Agreement dated June 14, 2024 which was filed as an Exhibit to the Registrant’s Form N-1A Post-Effective Amendment No. 13 dated June 28, 2024 is hereby incorporated by reference.

(13)(c)	Amendment to the Amended and Restated Transfer Agency and Service Agreement between the Registrant and The Northern Trust Company dated December 5, 2024 which was filed as an Exhibit to the Registrant’s Form N-1A Post-Effective Amendment No. 18 dated January 27, 2025 is hereby incorporated by reference.

(13)(d)	Amendment to the Amended and Restated Transfer Agency and Service Agreement between the Registrant and The Northern Trust Company dated May 20, 2025 which was filed as an Exhibit to the Registrant’s Form N-1A Post-Effective Amendment No. 21 dated June 6, 2025 is hereby incorporated by reference.

(13)(e)	Fund Officer Agreement between the Registrant and Foreside Fund Officer Services, LLC dated March 3, 2020 which was filed as an Exhibit to the Registrant’s Form N-1A dated April 15, 2020 is hereby incorporated by reference.

(13)(f)	First Amendment to the Fund Officer Agreement between the Registrant and Foreside Fund Officer Services, LLC dated August 5, 2024 which was filed as an Exhibit to the Registrant’s Form N-1A Post-Effective Amendment No. 16 dated September 16, 2024 is hereby incorporated by reference.

(13)(g)	Amended & Restated Expense Limitation Agreement between Registrant and First Sentier Investors (US) LLC, on behalf of the Funds advised by First Sentier Investors (US) LLC, dated May 20, 2025 which was filed as an Exhibit to the Registrant’s Form N-1A Post-Effective Amendment No 21 dated June 6, 2025.

(13)(h)	Fund Administration and Accounting Services Agreement between the Registrant and The Northern Trust Company dated March 3, 2020 which was filed as an Exhibit to the Registrant’s Form N-1A dated March 10, 2020 is hereby incorporated by reference.

(13)(i)	First Amended Schedule D to the Fund Administration and Accounting Services Agreement between the Registrant and The Northern Trust Company dated July 2, 2020 which was filed as an Exhibit to the Registrant’s Form N-1A dated July 16, 2020 is hereby incorporated by reference.

(13)(j)	Amendment to the Fund Administration and Accounting Services Agreement between the Registrant and The Northern Trust Company dated November 9, 2022 which was filed as an Exhibit to the Registrant’s Form N-1A Post-Effective Amendment No. 7 dated January 31, 2023 is hereby incorporated by reference.

(13)(k)	Amendment to the Fund Administration and Accounting Services Agreement between the Registrant and The Northern Trust Company dated March 8, 2024 which was filed as an Exhibit to the Registrant’s Form N-1A Post-Effective Amendment No. 10 dated March 15, 2024 is hereby incorporated by reference.

(13)(l)	Amendment to the Amended Fund Administration and Accounting Services Agreement between the Registrant and The Northern Trust Company dated June 14, 2024 which was filed as an Exhibit to the Registrant’s Form N-1A Post-Effective Amendment No. 13 dated June 28, 2024 is hereby incorporated by reference.

(13)(m)	Amendment to the Fund Administration and Accounting Services Agreement between the Registrant and The Northern Trust Company dated December 5, 2024 which was filed as an Exhibit to the Registrant’s Form N-1A Post-Effective Amendment No. 18 dated January 27, 2025 is hereby incorporated by reference.

(13)(n)	Amendment to the Fund Administration and Accounting Services Agreement between the Registrant and The Northern Trust Company dated May 20, 2025 which was filed as an Exhibit to the Registrant’s Form N-1A Post-Effective Amendment No. 21 dated June 6, 2025 is hereby incorporated by reference.

14(a)	Consent of Independent Registered Public Accounting Firm is filed herewith.

(15)	Not applicable.

(16)(a)	Power of Attorney for Ryan D. Burns with respect to the filings on Form N-14, which was filed as an Exhibit to the Registrant’s Registration Statement on Form N-14 dated July 11, 2025, is hereby incorporated by reference.

(16)(b)	Power of Attorney for JoAnn S. Lilek with respect to the filings on Form N-14, which was filed as an Exhibit to the Registrant’s Registration Statement on Form N-14 dated July 11, 2025, is hereby incorporated by reference.

(16)(c)	Power of Attorney for Patricia A. Weiland with respect to the filings on Form N-14, which was filed as an Exhibit to the Registrant’s Registration Statement on Form N-14 dated July 11, 2025, is hereby incorporated by reference.

(16)(d)	Power of Attorney for Lloyd A. Wennlund with respect to the filings on Form N-14, which was filed as an Exhibit to the Registrant’s Registration Statement on Form N-14 dated July 11, 2025, is hereby incorporated by reference.

(17)	Form of Proxy Card is included in Part A hereof.

Item 17.	Undertakings

(1)

The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus filed under paragraph (1) above will be filed as a part of an amendment to this registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

The undersigned Registrant agrees to file an opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this registration statement within a reasonable time after receipt of such opinion.

NOTICE

A copy of the Amended and Restated Agreement and Declaration of Trust of Datum One Series Trust is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the relevant series of the Registrant.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Chicago in the State of Illinois on the 20th day of August, 2025.

Datum One Series Trust

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan, President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Barbara J. Nelligan Barbara J. Nelligan	President (Principal Executive Officer)	August 20, 2025

Ryan D. Burns Ryan D. Burns*	Trustee	August 20, 2025

JoAnn S. Lilek JoAnn S. Lilek*	Trustee	August 20, 2025

Patricia A. Weiland Patricia A. Weiland*	Trustee	August 20, 2025

Lloyd A. Wennlund Lloyd A. Wennlund*	Trustee	August 20, 2025

/s/ Tracy L. Dotolo Tracy L. Dotolo	Treasurer (Principal Financial Officer)	August 20, 2025

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan, as Attorney-in-Fact

*	Pursuant to Power of Attorney

Exhibit Index

(i) Consent of Independent Registered Public Accounting Firm	Exhibit (14)(a)